     As filed with the Securities and Exchange Commission on August 28, 2003


                                                        Registration No. 2-58287
                                                 Investment Co. Act No. 811-2729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                           -----
     Pre-Effective Amendment No.
                                 ----                                      -----

     Post-Effective Amendment No. 45                                         X
                                 ----                                      -----


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X

     Amendment No.  46                                                     -----
                   ----


                        (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

           11 Greenway Plaza, Suite 100, Houston, TX        77046-1173
          -------------------------------------------------------------
           (Address of Principal Executive Offices)         (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                          ----------------

                                Robert H. Graham
           11 Greenway Plaza, Suite 100, Houston, TX        77046-1173
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                    Copy to:


  John H. Lively, Esquire                 Martha J. Hays, Esquire
  A I M Advisors, Inc.                    Ballard Spahr Andrews & Ingersoll, LLP
  11 Greenway Plaza, Suite 100            1735 Market Street, 51st Floor
  Houston, Texas 77046-1173               Philadelphia, Pennsylvania 19103-7599


Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment


     immediately upon filing pursuant to paragraph (b)
---

     on (date) pursuant to paragraph (b)
---


     60 days after filing pursuant to paragraph (a)(1)
---



 X   on November 4, 2003 pursuant to paragraph (a)(1)
---


     75 days after filing pursuant to paragraph (a)(2)
---

     on (date) pursuant to paragraph (a)(2) of rule 485.
---


If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                     CASH ASSETS PORTFOLIO


                     November 4, 2003





                     Prospectus
                     Institutional Class

                     Cash Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------
Fee Table                                            2

Expense Example                                      2

FUND MANAGEMENT                                      3
------------------------------------------------------
The Advisor                                          3

Advisor Compensation                                 3

OTHER INFORMATION                                    3
------------------------------------------------------
Suitability for Investors                            3

Dividends and Distributions                          3

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-1

Pricing of Shares                                  A-1

Taxes                                              A-2

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing only in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements (collateralized by both government and non-government securities);

- commercial instruments;

- municipal securities;

- master notes;

- prime-based floaters;

- long-term corporate obligations with mandatory call/puts within one year; and

- two year agency floaters.

    The fund may invest up to 10% of its net assets in illiquid securities. The fund may also engage in reverse repurchase agreements and securities lending on a duration neutral basis.

    The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. When making a purchase decision, portfolio managers will assess market conditions and other factors, such as, but not limited to the economic growth rate, the shape and slope of the yield curve, the credit environment, the weighted average maturity and cash position of the portfolio, and security types available. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued them, and thus entail the risk that the fund may not be able to find a buyer for the security when it wishes to sell, or may not be able to sell the security at a favorable price. Reverse repurchase agreements and securities lending both entail the risk that the holder of the security may not return the security promptly, or may default.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Securities and Exchange Commission ("SEC") rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------
(fees paid directly from
your investment)                      INSTITUTIONAL CLASS
---------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                              None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                           None
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------
(expenses that are deducted
from fund assets)                     INSTITUTIONAL CLASS
---------------------------------------------------------
Management Fees                              0.20%

Distribution and/or
Service Fees (12b-1)                         None

Other Expenses                               None

Total Annual Fund
Operating Expenses                           0.20
---------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS
-----------------------------------------------------------
Institutional Class                         $20       $64
-----------------------------------------------------------

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

The advisor is to receive compensation from the fund for advisory services calculated at the annual rate of 0.15% of average daily net assets.

    The advisor is to receive compensation from the fund for administrative services calculated at the annual rate of 0.05% of average daily net assets. As part of its provision of administrative services to the fund, the advisor will pay for (or arrange payment for) all of the fund's ordinary and necessary business expenses (excluding management fees, taxes, interest, brokerage fees and litigation, indemnification and other extraordinary expenses).

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things: transfer agent and subtransfer agent services for the beneficial owners of fund shares; aggregating and processing purchase and redemption orders; providing beneficial owners with statements showing their positions in the fund; processing dividend payments; providing subaccounting services for fund shares held beneficially; forwarding shareholder communications such as proxies, shareholder reports, dividend and tax notices and updated prospectuses to beneficial owners; receiving, tabulating and transmitting proxies executed by beneficial owners, and such other services as the fund may reasonably request. The advisor may pay additional compensation from time to time out of its assets to such institutions for providing such administrative support services. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.

    The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING SHARES

The minimum initial investment and minimum account balance in the Institutional Class is $25 million. No minimum amount is required for subsequent investments in the fund.

    Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

    You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark--.

    We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

    If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Institutional Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Institutional Class will be sent to you.

    You may place an order for the purchase of shares of the Institutional Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Institutional Class purchased by institutions on behalf of their clients must be in federal funds.

REDEEMING SHARES

You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Institutional Class are normally made through a customer's institution.

    You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark--. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

    Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day.

    Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND

If your account falls below $25 million for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $25 million.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             ---------------------
                             CASH ASSETS PORTFOLIO
                             ---------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0841

BY TELEPHONE:             (800) 659-1005

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 CASH ASSETS PORTFOLIO, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------


AIMinvestments.com               CAP-PRO-1

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


                          SHORT-TERM INVESTMENTS TRUST


                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL

       CLASS OF THE CASH ASSETS PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST

       THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND
             IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS,
                      WHICH MAY BE OBTAINED BY WRITING TO:


                         AIM INVESTMENT SERVICES, INC.

                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                           OR CALLING (800) 659-1005

                             ---------------------


           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 4, 2003


               RELATING TO THE PROSPECTUS DATED NOVEMBER 4, 2003.

                          SHORT-TERM INVESTMENTS TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Common Stock.................................    1
MANAGEMENT OF THE TRUST.....................................    3
     Board of Trustees......................................    3
     Management Information.................................    3
     Compensation...........................................    8
     Retirement Plan for Trustees...........................    9
     Deferred Compensation Agreements.......................    9
     Code of Ethics.........................................   10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   10
INVESTMENT ADVISORY AND OTHER SERVICES......................   10
     Investment Advisor.....................................   10
     Administrator..........................................   11
     Expenses...............................................   12
     Transfer Agent.........................................   12
     Sub-Accounting.........................................   12
     Custodian..............................................   13
     Auditors...............................................   13
     Counsel to the Trust...................................   13
     Reports................................................   13
SHARE PURCHASES AND REDEMPTIONS.............................   13
     Purchases and Redemptions..............................   13
     Offering Price.........................................   14
     Redemptions by the Trust...............................   14
     Net Asset Value Determination..........................   14
     The Distribution Agreement.............................   15
     Banking Regulations....................................   15
     Redemptions in Kind....................................   15
CALCULATION OF PERFORMANCE DATA.............................   16
INVESTMENT PROGRAM AND RESTRICTIONS.........................   17
     Investment Program.....................................   17
     Descriptions of Money Market Obligations...............   19
     Eligible Securities....................................   20
     Commercial Paper Ratings...............................   21
     Bond Ratings...........................................   21
     Investment Restrictions................................   23
PORTFOLIO TRANSACTIONS AND BROKERAGE........................   25
     General Brokerage Policy...............................   25
     Allocation of Portfolio Transactions...................   25
     Brokerage Selection....................................   26

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   27
     Dividends and Distributions............................   27
     Tax Matters............................................   27
     Qualification as a Regulated Investment Company........   27
     Determination of Taxable Income of a Regulated
      Investment Company....................................   28
     Excise Tax on Regulated Investment Companies...........   28
     Portfolio Distributions................................   28
     Backup Withholding.....................................   29
     Sale or Redemption of Shares...........................   29
     Foreign Shareholders...................................   29
     Foreign Income Tax.....................................   30
     Effect of Future Legislation; Local Tax
      Considerations........................................   30
     Proxy Voting Policies..................................  A-1
     Control Persons and Principal Holders of Securities....  B-1

                      GENERAL INFORMATION ABOUT THE TRUST



PORTFOLIO HISTORY



     Short-Term Investments Trust (the "Trust") is a Delaware statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Cash Assets Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement"), dated May 15, 2002, as amended, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On November 4, 2003, the Portfolio succeeded to the assets and assumed the liabilities of Cash Assets Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 4, 2003 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).



SHARES OF BENEFICIAL INTEREST



     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.



     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.



     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.



     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.



     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.



     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.



     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.



     SHARE CERTIFICATES. Shareholders of the Portfolio do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

                            MANAGEMENT OF THE TRUST



BOARD OF TRUSTEES



     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective, restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.


MANAGEMENT INFORMATION


     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                             AS OF JANUARY 1, 2003



     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.



--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND         TRUSTEE                                                          OTHER
      POSITION(S) HELD            AND/OR                                                      DIRECTORSHIP(S)
       WITH THE TRUST          OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
  INTERESTED PERSON
 -------------------------------------------------------------------------------------------------------------
  ROBERT H.                        1986        Director and Chairman, A I M Management       None
  GRAHAM(1) -- 1946                            Group Inc. (financial services holding
  Trustee, Chairman and                        company); Director and Vice Chairman,
  President                                    AMVESCAP PLC and Chairman of AMVESCAP
                                               PLC -- AIM DIVISION (parent of AIM and a
                                               global investment management firm)
                                               Formerly: President and Chief Executive
                                               Officer, A I M Management Group Inc.;
                                               Director, Chairman and President, A I M
                                               Advisors, Inc. (registered investment
                                               advisor); Director and Chairman, A I M
                                               Capital Management, Inc. (registered
                                               investment advisor), A I M Distributors,
                                               Inc., (registered broker dealer), AIM
                                               Investment Services, Inc., (registered
                                               transfer agent), and Fund Management
                                               Company (registered broker dealer); and
                                               Chief Executive Officer, AMVESCAP
                                               PLC -- Managed Products
 -------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) --         2003        Director, President and Chief Executive       Director and
  1951                                         Officer, A I M Management Group Inc.          Chairman, INVESCO
  Trustee and Executive Vice                   (financial services holding company);         Bond Funds, Inc.,
  President                                    Director, Chairman and President, A I M       INVESCO
                                               Advisors, Inc. (registered investment         Combination Stock
                                               advisor); Director, A I M Capital             & Bond Funds,
                                               Management, Inc. (registered investment       Inc., INVESCO
                                               advisor) and A I M Distributors, Inc.         Counselor Series
                                               (registered broker dealer); Director and      Funds, Inc.,
                                               Chairman, A I M Fund Services, Inc.           INVESCO
                                               (registered transfer agent); and Fund         International
                                               Management Company (registered broker         Funds, Inc.,
                                               dealer); and Chief Executive Officer,         INVESCO Manager
                                               AMVESCAP PLC -- AIM Division (parent of AIM   Series Funds,
                                               and a global investment management firm)      Inc., INVESCO
                                               Formerly: Director, Chairman, President and   Money Market
                                               Chief Executive Officer, INVESCO Funds        Funds, Inc.,
                                               Group, Inc. and INVESCO Distributors, Inc.;   INVESCO Sector
                                               Chief Executive Officer, AMVESCAP             Funds, Inc.,
                                               PLC -- Managed Products; Chairman and Chief   INVESCO Stock
                                               Executive Officer of NationsBanc Advisors,    Funds, Inc.,
                                               Inc.; and Chairman of NationsBanc             INVESCO
                                               Investments, Inc.                             Treasurer's
                                                                                             Series Funds,
                                                                                             Inc. and INVESCO
                                                                                             Variable
                                                                                             Investment Funds,
                                                                                             Inc.
 -------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


---------------


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND         TRUSTEE                                                          OTHER
      POSITION(S) HELD            AND/OR                                                      DIRECTORSHIP(S)
       WITH THE TRUST          OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
 -------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939          2001        Of Counsel, law firm of Baker & McKenzie      Badgley Funds,
  Trustee                                                                                    Inc. (registered
                                                                                             investment
                                                                                             company)
 -------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944        1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee                                      (technology consulting company)               (insurance
                                                                                             company); and
                                                                                             Captaris, Inc.
                                                                                             (unified
                                                                                             messaging
                                                                                             provider)
 -------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941         2000        Director of a number of public and private    Cortland Trust,
  Trustee                                      business corporations, including the Boss     Inc. (Chairman)
                                               Group, Ltd. (private investment and           (registered
                                               management) and Magellan Insurance Company    investment
                                               Formerly: President, Chief Executive          company); Annuity
                                               Officer and Director, Volvo Group North       and Life Re
                                               America, Inc.; Senior Vice President, AB      (Holdings), Ltd.
                                               Volvo and director of various affiliated      (insurance
                                               Volvo Group companies                         company)
 -------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN,                  1998        Formerly: Chairman, Mercantile Mortgage       None
  JR. -- 1935                                  Corp.; President and Chief Operating
  Trustee                                      Officer, Mercantile-Safe Deposit & Trust
                                               Co.; and President, Mercantile Bankshares
                                               Corp.
 -------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952           1997        Chief Executive Officer, Twenty First         Administaff
  Trustee                                      Century Group, Inc. (government affairs
                                               company) and Texana Timber LP
 -------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937          1986        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                      and Frankel LLP                               Inc. (registered
                                                                                             investment
                                                                                             company)
 -------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950       1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                      the USA
 -------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942         1986        Partner, law firm of Pennock & Cooper         None
  Trustee
 -------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935          2001        Retired                                       None
  Trustee
 -------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939           1989        Executive Vice President, Development and     None
  Trustee                                      Operations, Hines Interests Limited
                                               Partnership (real estate development
                                               company)
 -------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND         TRUSTEE                                                          OTHER
      POSITION(S) HELD            AND/OR                                                      DIRECTORSHIP(S)
       WITH THE TRUST          OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 -------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME(3) -- 1956       2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President                        and General Counsel, A I M Management Group
                                               Inc. (financial services holding company)
                                               and A I M Advisors, Inc.; Vice President,
                                               A I M Capital Management, Inc., A I M
                                               Distributors, Inc. and AIM Investment
                                               Services, Inc.; and Director, Vice
                                               President and General Counsel, Fund
                                               Management Company
                                               Formerly: Senior Vice President and General
                                               Counsel, Liberty Financial Companies, Inc.;
                                               and Senior Vice President and General
                                               Counsel, Liberty Funds Group, LLC
 -------------------------------------------------------------------------------------------------------------
  GARY T. CRUM(4) -- 1947          1986        Director, Chairman and Director of            N/A
  Senior Vice President                        Investments, A I M Capital Management,
                                               Inc.; Director and Executive Vice
                                               President, A I M Management Group Inc.;
                                               Director and Senior Vice President, A I M
                                               Advisors, Inc.; and Director, A I M
                                               Distributors, Inc. and AMVESCAP PLC
                                               Formerly: Chief Executive Officer and
                                               President, A I M Capital Management, Inc.
 -------------------------------------------------------------------------------------------------------------
  STUART W. COCO -- 1955           2002        Managing Director and Chief Research          N/A
  Vice President                               Officer -- Fixed Income, A I M Capital
                                               Management, Inc.; and Vice President, A I M
                                               Advisors, Inc.
 -------------------------------------------------------------------------------------------------------------
  MELVILLE B. COX -- 1943          1992        Vice President and Chief Compliance           N/A
  Vice President                               Officer, A I M Advisors, Inc. and A I M
                                               Capital Management, Inc.; and Vice
                                               President, AIM Investment Services, Inc.
 -------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960        1989        Senior Vice President, A I M Capital          N/A
  Vice President                               Management, Inc.; Director and President,
                                               Fund Management Company; and Vice
                                               President, A I M Advisors, Inc.
 -------------------------------------------------------------------------------------------------------------
  EDGAR M. LARSEN(4) -- 1940       2002        Vice President, A I M Advisors, Inc.; and     N/A
  Vice President                               President, Chief Executive Officer and
                                               Chief Investment Officer, A I M Capital
                                               Management, Inc.
 -------------------------------------------------------------------------------------------------------------
  DANA R. SUTTON -- 1959           1986        Vice President and Fund Treasurer, A I M      N/A
  Vice President and                           Advisors, Inc.
  Treasurer
 -------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


---------------


(3) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.



(4) Information is current as of January 10, 2003.

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2001



     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth below.



--------------------------------------------------------------------------------------------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                                               SECURITIES IN ALL REGISTERED
                                                                               INVESTMENT COMPANIES OVERSEEN
                               DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
       NAME OF TRUSTEE                 IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
--------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                              -0-                                  Over $100,000
--------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                              -0-                                 $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                              -0-                                    $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                              -0-                                  Over $100,000
--------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                              -0-                                 Over $100,000(1)
--------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                              -0-                                 Over $100,000(1)
--------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                              -0-                                 Over $100,000(1)
--------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                              -0-                                 Over $100,000(1)
--------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                              -0-                                 $10,001-$50,000
--------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                              -0-                                    $1-$10,000
--------------------------------------------------------------------------------------------------------------------------
     Louis S. Sklar
                                              -0-                                 Over $100,000(1)
--------------------------------------------------------------------------------------------------------------------------


---------------


(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.



     The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.



     The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent accountants for each portfolio and the evaluation of such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by each portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with each portfolio's independent accountants and management. During the fiscal year ended August 31, 2002, the Audit Committee held four meetings.


     The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended August 31, 2002, the Investments Committee held four meetings.


     The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees. During the fiscal year ended August 31, 2002, the Committee on Directors/Trustees held five meetings.



     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected, and (ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90(th) day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120(th) day prior to the shareholder meeting.


     The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair) and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended August 31, 2002, the Valuation Committee held one meeting.


     All of the Trust's trustees also serve as trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of such investment companies.


Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM was re-approved for the Portfolio by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.


     After consideration of these factors, the Board found that: (i) the services provided the Portfolio and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's advisory agreement was in the best interests of the Portfolio and its shareholders and continued the agreement for an additional year.

COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:




                                         RETIREMENT     RETIREMENT
                                         AGGREGATE       BENEFITS       ESTIMATED        TOTAL
                                        COMPENSATION     ACCRUED         ANNUAL       COMPENSATION
                                          FROM THE        BY ALL      BENEFITS UPON     FROM ALL
               TRUSTEE                    TRUST(1)     AIM FUNDS(2)   RETIREMENT(3)   AIM FUNDS(4)
  Frank S. Bayley                         $24,539        142,800         $90,000        $150,000
  Bruce L. Crockett                        26,210        $50,132          90,000         149,000
  Albert R. Dowden                         26,210         57,955          90,000         150,000
  Edward K. Dunn, Jr.                      26,210         94,149          90,000         149,000
  Jack M. Fields                           26,117         29,153          90,000         153,000
  Carl Frischling(5)                       26,117         75,511          90,000         150,000
  Prema Mathai-Davis                       26,210         33,931          90,000         150,000
  Lewis F. Pennock                         26,967         54,802          90,000         154,000
  Ruth H. Quigley                          24,632        142,502          90,000         153,000
  Louis S. Sklar                           26,967         78,500          90,000         153,000


---------------


(1) Represents the amount paid by the Trust for the fiscal year ended August 31, 2002. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2002, including earnings, was $130,885.



(2) During the fiscal year ended August 31, 2001, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $76,779.



(3) Amounts shown assume each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.



(5) During the fiscal year ended August 31, 2002, the Trust paid $128,388 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.



Retirement Plan For Trustees



     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM -- affiliated trustees.



     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.



     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements


     Messrs. Dunn, Fields, Frischling, and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a director of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded, and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS


     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.



PROXY VOTING POLICIES



     The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to the Portfolio's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix A.



     Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of the Portfolio's proxy voting record.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix B. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor was organized in 1976 and, along with its subsidiaries, advises, manages or administers over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management Group Inc., a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management Group Inc. is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.



     The Trust with respect to the Portfolio has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") with AIM dated January 2, 2002. The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM at all times will be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Trust or its shareholders for any act or omission by AIM or for any loss sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.



     As compensation for its services with respect to the Portfolio, AIM receives a monthly fee from the Portfolio calculated at the annual rate of 0.15% of the average daily net assets of the Portfolio. AIM may, from time to time, waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust.


ADMINISTRATOR


     AIM also acts as the Portfolio's administrator pursuant to an Administrative Services Agreement between AIM and the Trust on behalf of the Portfolio (the "Administrative Services Agreement").



     The Administrative Services Agreement provides that AIM shall provide for certain services, which may include, but are not limited to: the services of a principal financial officer of the Trust and his or her staff, whose normal duties consist of maintaining the financial accounts and books and records of the Trust, reviewing and calculating the net asset value of the Portfolio and preparing the tax returns of the Trust on behalf of the Portfolio, supervising the operations of the custodian bank, transfer agent and dividend disbursing agent of the Portfolio, and such other administrative services as the Board may request. Under the Agreement, AIM arranges for the periodic updating of the Portfolio's prospectus, statement of additional information, and supplements thereto, proxy material, tax returns, reports to shareholders and reports and filings with the SEC. AIM also provides the Trust on behalf of the Portfolio with adequate office space and all necessary equipment and services, including telephone service, heat, utilities, stationery supplies, computer facilities, and similar items for the Trust's principal office.


     Under the terms of the Administrative Service Agreement, AIM will pay for, or arrange payment for, all of the Portfolio's ordinary and necessary business expenses ("Ordinary Business Expenses"). Such Ordinary Business Expenses include but are not limited to:

     - legal, accounting and auditing fees;

     - custodian, transfer and shareholder service agent costs;

     - expenses of issue, sale, redemption and repurchase of shares;

     - expenses of registering and qualifying shares for sale;


     - expenses relating to trustees and trustees meetings;


     - the cost of preparing and distributing reports and notices to shareholders;


     - the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations; and


     - the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

     Such ordinary and necessary expenses do not include:

     - management fees;

     - taxes;

     - interest;

     - brokerage fees;

     - shareholder meeting expenses; or

     - litigation, indemnification or other extraordinary expenses (including related legal and accounting fees).

     The Administrative Services Agreement provides that the Portfolio shall compensate AIM at an annual rate of 0.05% of the Portfolio's average daily net assets for the services performed, the facilities furnished and the Ordinary Business Expenses paid by or at the direction of AIM.

EXPENSES


     Expenses of the Trust include, but are not limited to, fees paid to AIM under the Advisory Agreement, the charges and expenses of any registrar, any custodian or depositary appointed by the Trust for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Company; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares. As discussed above, the Administrative Services Agreement provides that AIM will assume the Ordinary Business Expenses of the Portfolio.



     Expenses of the Trust which are not directly attributable to the operations of the portfolios of the Trust are prorated among all classes of the Trust. Expenses of the Trust except those listed below are prorated among all classes of such portfolios. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.


TRANSFER AGENT


     AIM Investment Services, Inc. ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77001-0843, a registered transfer agent and wholly owned subsidiary of AIM, acts as a transfer and dividend disbursing agent for the Portfolio. The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform shareholder servicing for the Portfolio. The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will receive an asset based fee, plus certain out-of-pocket expenses. AISI may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.


SUB-ACCOUNTING


     The Trust and FMC have arranged for AISI or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) may receive sub-accounting services.

CUSTODIAN


     The Bank of New York ("BONY"), 100 Church Street, New York, New York 10286, is custodian of all securities and cash of the Portfolio. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.



AUDITORS



     The portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. the Board of Trustees has selected Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.



COUNSEL TO THE TRUST



     Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


REPORTS


     The Trust furnishes shareholders with semi-annual reports containing information about the Trust and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Portfolio's independent auditors.


     Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

     A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the heading "Purchasing Shares" and "Redeeming Shares."


     Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AISI at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.



     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AISI all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.



     The Trust reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AISI. AISI reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio. In the interest of economy and convenience, certificates representing shares of the class will not be issued except upon written request to the Trust. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.


     An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Institutional Class directly, except through reinvestment of dividends and distributions.


     Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AISI.



     The Trust may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.



     A "Business Day" of the Trust is any day on which member banks of the Federal Reserve Bank of New York and BONY are open for business. The Portfolio also may close on days the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business -- any such day shall not be considered a business day. If AISI receives a redemption request on a Business Day prior to 5:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time, and the Trust will normally wire redemption proceeds on that day. A redemption request received by AISI after 5:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 5:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Trust, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.



     Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AISI.


OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.


REDEMPTIONS BY THE TRUST



     If the Trust determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Trust may, at its discretion, redeem the account and distribute the proceeds to you.


NET ASSET VALUE DETERMINATION

     The net asset value per share of the Portfolio is determined as of 5:00 p.m. Eastern time on each Business Day of the Company. Shares of the Institutional Class of the Portfolio are sold at net asset value of such shares. Shareholders may at any time redeem all or a portion of their shares at net asset value. The investor's price for purchases and redemptions will be the net asset value next determined following the receipt of an order to purchase or a request to redeem shares.

     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include Portfolio securities valued at amortized cost as well as income accrued but not yet received.

     The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the entire Portfolio. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, including Rule 2a-7 under the 1940 Act, which requires the Portfolio to adhere to certain conditions. These rules require that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Trustees to be "Eligible Securities" and to present minimal credit risk to the Portfolio.



     The Board of Trustees has established procedures designed to stabilize, to the extent reasonably practicable, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.


THE DISTRIBUTION AGREEMENT


     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Institutional Class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O.B. 4497, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Company."


     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of the Institutional Class of the Portfolio on a continuous basis either directly or through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Portfolio and the costs of preparing and distributing any other supplemental sales literature.


     The Trust or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.


BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

REDEMPTIONS IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =   (V(1) - V(0))       X           365
                 ---------                     ----
                    V(0)                        7

Where  Y    =    annualized yield.
       V(0) =    the value of a hypothetical pre-existing account in the
                 Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V(1) =    the value of such an account at the end of the stated
                 period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

       EY   =    (Y + 1)(365/7) -1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.

  Performance Information


     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.


     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                              Mutual Fund Values
                Donoghue's                           (Morningstar) Stanger
               Lipper, Inc.                                 TeleRate
             iMoney Net, Inc.                             Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) style of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

     Information concerning the Portfolio's investment objective is set forth in the Prospectus under the heading, "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.


     Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions -- Investment Restrictions" in this Statement of Additional Information.


     Any percentage limitations with respect to assets of a Portfolio will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings and reverse repurchase agreements will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit the Portfolio's borrowing abilities.

     The Portfolio may invest in a broad range of U.S. Government and foreign government obligations, municipal securities, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements. The Portfolio may invest in bankers' acceptances, CDs, time deposits and commercial paper, and U.S. Government direct obligations and U.S. Government agencies securities. Certain U.S. Government obligations with floating or variable interest rates may have longer maturities. Commercial obligations may include both domestic and foreign issuers that are U.S. dollar-denominated. Bankers' acceptances, CDs and time deposits may be purchased from U.S. or foreign banks. These instruments, which are collectively referred to as "Money Market Obligations," are briefly described below.


     The Portfolio will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields (in such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities). Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account (the total amount of liquid assets in the segregated account may not exceed 25% of the Portfolio's total assets). The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when- issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

     The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issues. The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in foreign securities to U.S. dollar-denominated obligations, it may invest in foreign obligations, Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits.

     The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.


     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.


DESCRIPTION OF MONEY MARKET OBLIGATIONS

     The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Portfolio reserves the right to invest in Money Market Obligations other than those listed below:

     U.S. GOVERNMENT DIRECT OBLIGATIONS -- These are bills, notes, and bonds issued by the U.S. Treasury.

     U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies (such as the Federal National Mortgage Association, the Small Business Administration and the Resolution Trust Corporation) have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are (a) backed by the full faith and credit of the United States, (b) guaranteed by the U.S. Treasury, or (c) supported by the issuing agencies' right to borrow from the U.S. Treasury.

     FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

     BANKERS' ACCEPTANCES -- A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less.

     CERTIFICATES OF DEPOSIT -- A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity.

     TIME DEPOSITS -- A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S.
dollar-denominated obligation issued by a foreign branch of a domestic bank.

     YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

     SHORT AND MEDIUM TERM NOTES -- Short and medium term notes are obligations that have fixed or floating coupons and fixed maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the SEC, or privately without such a registration.

     MASTER NOTES -- Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or
(c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

     PARTICIPATION INTERESTS -- The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.


     REPURCHASE AGREEMENTS -- Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less.



     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.


     REVERSE REPURCHASE AGREEMENTS -- Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. The Portfolio may enter into reverse repurchase agreements in amounts not exceeding 10% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     OTHER INVESTMENT COMPANIES -- With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

ELIGIBLE SECURITIES


     The Portfolio will invest in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Company's Board of Trustees has determined to present minimal credit risk.

                            COMMERCIAL PAPER RATINGS

     Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. The following is a description of the factors underlying the commercial paper ratings of Moody's Investors Service ("Moody's"), Standard & Poor's Rating Services ("S&P") and Fitch IBCA, Inc. ("Fitch").

     MOODY'S -- The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P-1, P-2 or P-3.

     S&P -- Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management is unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     FITCH -- Fitch's short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. Fitch short-term ratings are as follows:

                                      F-1

     Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

                                      F-2

     Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the highest ratings.

                             PLUS(+) AND MINUS (-)

     Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F-1"

                                      LOC

     The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                  BOND RATINGS

     The following is a description of the factors underlying the bond ratings of Moody's, S&P and Fitch.

     MOODY'S -- The following are the two highest bond ratings of Moody's.

                                      AAA

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       AA

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     S&P -- The following are the four highest bond ratings of S&P; the lower two of which are referred to in the foregoing description of its commercial paper ratings.

                                      AAA

     Bonds rated AAA are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market values of bonds rated AAA move with interest rates, and hence provide the maximum safety on all counts.

                                       AA

     Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

                                       A

     Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

                                      BBB

     The BBB, or medium grade category, is borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Market values of these bonds are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

     FITCH -- Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

     Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                       AA

     Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

INVESTMENT RESTRICTIONS

Fundamental Restrictions

     The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. The restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees of the Trust has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.


Non-Fundamental Restrictions

     The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of the issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in futures contracts and options thereon or invest in securities that are secured by physical commodities.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents, including shares of Affiliated Money Market Funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated commissions.

     The Portfolio does not seek to profit from short-term trading and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account (including affiliated money market funds) provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.


     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates) and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


     Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Portfolio as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Portfolio from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Trust's Board of Trustees and any such purchases are reviewed at least quarterly by the Trust's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Trust was fair and reasonable in relation to the fees charged by others performing similar services.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


     Dividends with respect to the Institutional Class of the Portfolio are declared to shareholders of record immediately after 5:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of the Institutional Class is effective, provided that the purchase order has been accepted prior to 5:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AISI. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 5.00 p.m. Eastern time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 5:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.



     Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AISI at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividends accrued and paid for the Institutional Class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the portfolio to which the Institutional Class relates, allocated based upon the Institutional Class' pro rata share of the total shares outstanding which relate to such portfolio, less
(b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon the Institutional Class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to the Institutional Class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolio or the net income per share of the Institutional Class of the Portfolio for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain for the taxable year and can therefore satisfy the Distribution Requirement.


     In addition to satisfying the Distribution Requirement, a regulated investment company (1) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement") and (2) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of a fund's taxable year, at least 50% of the value of a fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of a fund's total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which a fund controls and which are engaged in the same or similar trades or businesses.


     If, for any taxable year, the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

     In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Moreover, investors should note that the Portfolio may in certain circumstances be required to liquidate Portfolio investments to make sufficient distributions to avoid excise tax liability. In additional the Portfolio may elect to pay a minimal amount of excise tax.


PORTFOLIO DISTRIBUTIONS

     The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.


     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss), if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders), regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. However, certain capital gain dividends distributed to noncorporate shareholders for the Fund's fiscal year ending March 31, 2004 may be taxable at a maximum rate of 20%. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Institutional Class of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

BACKUP WITHHOLDING


     The Portfolio may be required to withhold, 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."


SALE OR REDEMPTION OF SHARES


     A shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long- term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any exempt interest dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign company or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gains) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gain.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gain realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


     In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.


     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

FOREIGN INCOME TAX

     Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Company.

                                   APPENDIX A



                             PROXY VOTING POLICIES



     The Proxy Voting Policies applicable to each Fund follow:



PROXY POLICIES AND PROCEDURES



REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003



A.  Proxy Policies



    Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholder's investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



    I. Boards Of Directors



       A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



       There are some actions by directors that should result in votes being withheld. These instances include directors who:



       - Are not independent directors and sit on the board's audit, compensation or nominating committee;



       - Attend less than 75 percent of the board and committee meetings without a valid excuse;



       - Implement or renew a dead-hand or modified dead-hand poison pill;



       - Enacted egregious corporate governance policies or failed to replace management as appropriate;



       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



       Votes in a contested election must be evaluated on a case-by-case basis, considering the following factors:



       - Long-term financial performance of the target company relative to its industry;



       - Management's track record;



       - Portfolio manager's assessment;



       - Qualifications of director nominees (both slates);



       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



       - Background to the proxy contest.



    II.Independent Auditors



       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



       - It is not clear that the auditors will be able to fulfill their function;

       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



    III.


       Compensation Programs



       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



    IV.Corporate Matters



       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholders rights.



       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



    V. Shareholder Proposals



       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



       - We will generally abstain from shareholder social and environmental proposals.

       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



       - We will generally vote for proposals to lower barriers to shareholder action.



       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



    VI.Other



       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



       AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.  Proxy Committee Procedures



    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.



    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.



    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:



    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



    2. AIM will not publicly announce its voting intentions and the reasons therefore.



    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.  Business/Disaster Recovery



    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS's proxy policies and procedures, which may vary slightly from AIM's.



D.  Restrictions Affecting Voting



    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.  Conflicts of Interest



    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



    To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX B


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


     All information listed below is as of August 22, 2003.



CASH ASSETS PORTFOLIO*



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Management Inc. ....      NA            100%           NA           NA           NA           NA           NA
  11 Greenway Plaza,
  Suite 100
  Houston, TX 77046
  Attn: David Hessel
---------------------------------------------------------------------------------------------------------------------


---------------


* Cash Assets Portfolio had not commenced operations as of November 4, 2003.



GOVERNMENT & AGENCY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           5.51%           --           --           --           --           --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
---------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --             --            --         6.52%          --           --           --
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        56.03%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --             --         51.67%          --           --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
CENCO...................    14.12%            --            --           --           --        11.24%          --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --          7.92%          --        43.69%          --           --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --            --           --         5.41%          --           --
  Attn: Gladys Ricks
  6910 Airways Blvd.
  P.O. Box 129
  Southhaven, MS 38671
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --            --           --           --        15.08%          --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Ferris, Baker Watts,
  Inc. .................    13.19%            --            --           --           --           --           --
  1700 Pennsylvania Ave.
  Washington, DC 20006
---------------------------------------------------------------------------------------------------------------------
Resource Bank & Trust...       --             --            --           --         5.59%          --           --
  Attn: David Lindsey
  P.O. Box 1209
  Slidell, LA 70459
---------------------------------------------------------------------------------------------------------------------
First National Banker's
  Bank..................       --             --            --           --        13.86%          --           --
  Attn: Sheila Esteve
  P.O. Drawer 80579
  Baton Rouge, LA 70898
---------------------------------------------------------------------------------------------------------------------
Frost National Bank.....       --             --            --           --           --        15.08%          --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     8.71%         11.18%           --           --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     7.15%            --            --           --           --           --           --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --           --           --         5.03%          --
  41 S. High St., Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Kansas City Power &
  Light.................       --             --            --           --           --        20.68%          --
  P.O. Box 418679
  Attn: Jim Gilligan
  Kansas City, MO 64106
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --          28.86%           --           --           --         7.60%          --
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers.........       --           5.61%           --           --           --           --           --
  c/o Matt Dermer
  399 Park Avenue, 6th
  Floor
  New York, NY 10022
---------------------------------------------------------------------------------------------------------------------
M&T Securities..........       --             --            --           --           --         5.05%          --
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    20.42%            --            --           --           --           --           --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        21.67%          --
  c/o Chase Enterprises
  280 Trumbell Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --             --         45.98%          --        31.19%          --           --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
---------------------------------------------------------------------------------------------------------------------
Texas Treasury
  Safekeeping Trust
  Co. ..................       --           9.39%           --           --           --           --           --
  Attn: Lalo
  Torres/Kelly Tomkinson
  208 E. 10th Street,
  Rm. 402
  Austin, TX 78701
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --         5.55%          --           --           --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --           6.70%           --           --           --           --           --
  M.C. TX1-945-08-18
  411 North Ackard
  Street
  Dallas, TX 75201-3307
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        34.30%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd
  Floor
  New York, NY 10268
---------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities
  Corp. ................    18.93%            --            --           --           --           --           --
  Attn: Denise LiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Coast Community Bank....       --             --            --           --          100%          --           --
  Attn: Kisha Autmon
  P.O. Box 960
  2314 Bienville Blvd.
  Ocean Springs, MS
  39564
---------------------------------------------------------------------------------------------------------------------
Colorado State Bank &
  Trust.................       --             --         96.94%          --           --           --           --
  Attn: Debbie Barcus
  1600 Broadway
  Denver, CO 80202-4999
---------------------------------------------------------------------------------------------------------------------
Fox and Co. ............    33.58%            --            --           --           --           --           --
  P.O. Box 976
  New York, NY 10268
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          11.64%           --        16.38%          --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        13.78%          --           --           --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --        23.40%          --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Northern Institutional
  Gov't Select..........       --          11.75%           --           --           --           --           --
  Attn: Jay Sommariva
  50 S. LaSalle St.
  Chicago, IL 60675
---------------------------------------------------------------------------------------------------------------------
Northern US Gov't
  Select................       --           5.87%           --           --           --           --           --
  Attn: Jay Sommariva
  50 S. LaSalle St.
  Chicago, IL 60675
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        76.57%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Trustmark National Bank,
  Trust Dept. ..........       --          37.91%           --           --           --           --           --
  Attn: Ned Balsley VP
  248 East Capitol
  Jackson, MS 39205
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           6.92%           --           --           --           --           --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --        10.42%          --           --           --
  Attn: Money Funds
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............    17.11%            --            --           --           --           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------



LIQUID ASSETS PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --           7.72%           --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100 Houston, TX
  77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --           7.14%           --           --           --           --           --
  Attn: Michellee
  Gonzalez
  11 Greenway, Ste 100
  Houston, TX 77043
---------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank As
  Agent.................       --           5.20%           --           --           --           --           --
  4 New York Plaza
  Attn: Adam Brinton
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    25.08%            --            --        45.61%          --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield
  AAA...................       --             --          5.63%          --           --           --           --
  Sweep Investment
  ATTN: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
HVCC Siemen's Project
  Escrow................       --             --         12.36%          --           --           --           --
  80 Vandenburgh
  Troy, NY 12180
---------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --            --           --           --        11.59%          --
  ATTN: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....       --             --            --           --           --        20.32%          --
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr
  6th Floor, Suite 630
  Arlington, TX 76011
---------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...     7.89%            --            --           --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    17.03%          9.73%           --        10.96%          --        37.09%          --
  ATTN: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A...................       --             --         18.83%          --           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............       --             --            --           --        92.54%          --           --
  ATTN: Jeffrey D'Avria
  26 Broadway
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............       --             --          5.05%          --           --           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------



STIC PRIME PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --          28.16%           --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --          26.04%           --           --           --           --           --
  ATTN: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77043
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    58.41%            --            --        31.42%          --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        90.54%          --           --
  ATTN: Sheryl Covelli
  440 Mamoroneck,
  5th Fl
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
CoBank Cash Management
  Program...............       --             --          6.01%          --           --           --           --
  P.O. Box 5110
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         77.61%        7.43%          --           --           --
  ATTN: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First
Interstate -- Montana...       --             --          6.04%          --           --           --           --
  Attn: Cheri Melvin
  P.O. Box 30918
  Billings, MT 59116
---------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................    16.19%            --            --        12.63%          --           --           --
  Muir & Co C/O Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        16.24%          --           --           --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Mellon Bank NA..........       --             --            --           --           --         6.23%          --
  ATTN: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA
  15230-0710
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        11.39%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Union Bank of
  California............       --             --            --         5.03%          --           --           --
  ATTN: Cash
  Management -- Jeanne
  Chizek
  530 B Street,
  Suite 242
  San Diego, CA 92101
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           5.94%           --           --           --           --           --
  Attn: ACM Dept
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Wachovia Securities,
  Inc...................       --             --            --           --           --        58.48%          --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --             --            --           --           --         7.93%          --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28288-0675
---------------------------------------------------------------------------------------------------------------------



TREASURY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    35.16%            --            --        40.32%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        94.50%          --           --
  Attn: Sheryl Covelli
  440 Mamoroneck, 5th
  Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    11.43%            --            --           --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bank United Securities
  Corp..................       --             --         12.81%          --           --           --           --
  Attn: Richard Roddy
  3200 Southwest Frwy.
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --          8.45%          --           --         7.60%          --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.50%        7.12%          --           --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          13.63%           --           --           --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --          11.20%           --           --           --        49.59%          --
  135 South LaSalle St.
  Chicago, IL 60690-1443
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Monticello Associates...       --           6.52%           --           --           --           --           --
  1200 17th St.
  Denver, CO 80202
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    13.93%            --            --           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepoint Plaza,
  7th Floor
  Brooklyn, NY
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray...........       --           8.25%           --           --           --           --           --
  1050 17th St.
  Suite 2100
  Denver, CO 80265
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray...........       --           6.85%           --           --           --           --           --
  1050 17th St.
  Suite 2100
  Denver, CO 80265
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --         6.33%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
State Street Bank &
  Trust.................       --           5.49%           --           --           --           --           --
  Attn: Master Note
  Control, AH3
  108 Myrtle Street
  North Quincy, MA 02171
---------------------------------------------------------------------------------------------------------------------
Trustmark National Bank,
  Trust.................       --           6.43%           --           --           --           --           --
  248 East Capital
  Attn: Ned Balsley VP
  Jackson, MS 39205
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --           --           --        23.64%          --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --             --            --        31.71%          --           --           --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
---------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP


     As of August 22, 2003, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                              FINANCIAL STATEMENTS

                     LIQUID ASSETS PORTFOLIO


                     November 4, 2003





                     Prospectus
                     Cash Management Class

                     Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   5.59%
1998...................................................................   5.53%
1999...................................................................   5.17%
2000...................................................................   6.44%
2001...................................................................   4.09%
2002...................................................................   1.71%




    Cash Management Class shares' year-to-date total return as of June 30, 2003 was 0.58%.



    During the periods shown in the bar chart, the highest quarterly return was 1.65% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.36% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Cash Management Class             1.71%      4.57%      4.84%    01/17/96
--------------------------------------------------------------------------



Cash Management Class shares' seven-day yield on December 31, 2002 was 1.26%. For the current seven-day yield, call (800) 877-7745.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------
(fees paid directly from              CASH MANAGEMENT
your investment)                         CLASS
----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------
(expenses that are deducted           CASH MANAGEMENT
from fund assets)                        CLASS
----------------------------------------------------------
Management Fees                               0.15%

Distribution and/or
Service (12b-1) Fees                          0.10

Other Expenses                                0.04

Total Annual Fund
Operating Expenses(2)                         0.29
----------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The distributor has agreed to waive 0.02% of the Rule 12b-1 fee. Effective September 9, 2002, the investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees) to 0.114%. Total Annual Fund Operating Expenses, restated to reflect the current agreements, are 0.19%. The waivers and/or expense limitations may be terminated at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Cash Management Class                       $30       $93      $163       $368
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Except for participants in the AMVESCAP Sharesave Plan (the sharesave plan), individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.



                                                                           CASH MANAGEMENT CLASS
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                  YEAR ENDED AUGUST 31,
                                           FEBRUARY 28,       -------------------------------------------------------------------
                                              2003               2002             2001          2000          1999         1998
                                           ------------       ----------       ----------    ----------    ----------    --------
Net asset value, beginning of period        $     1.00        $     1.00       $     1.00    $     1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.01              0.02             0.05          0.06          0.05        0.06
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment
  income                                         (0.01)            (0.02)           (0.05)        (0.06)        (0.05)      (0.06)
=================================================================================================================================
Net asset value, end of period              $     1.00        $     1.00       $     1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                   0.70%             2.08%            5.45%         6.04%         5.09%       5.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $6,946,064        $5,760,074       $5,499,916    $3,528,435    $1,078,777    $655,975
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                0.19%(b)          0.19%            0.18%         0.17%         0.17%       0.16%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             0.26%(b)          0.29%            0.29%         0.29%         0.28%       0.28%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                      1.40%(b)          2.04%            5.11%         5.96%         4.94%       5.51%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are annualized and based on average daily net assets of $6,515,311,046.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Cash Management Class                                          $1 million     no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 5:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 5:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us



--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7745

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

 LIQUID ASSETS PORTFOLIO, a series of
 Short-Term Investment Trust
 SEC 1940 Act file number: 811-2729
--------------------------------------


AIMinvestments.com               LAP-PRO-3

                     LIQUID ASSETS PORTFOLIO


                     November 4, 2003





                     Prospectus
                     Institutional Class

                     Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   4.37%
1995...................................................................   6.08%
1996...................................................................   5.52%
1997...................................................................   5.67%
1998...................................................................   5.61%
1999...................................................................   5.24%
2000...................................................................   6.52%
2001...................................................................   4.17%
2002...................................................................   1.79%




    Institutional Class shares' year-to-date total return as of June 30, 2003 was 0.62%.



    During the periods shown in the bar chart, the highest quarterly return was 1.67% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.38% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended December 31,                        SINCE      INCEPTION
2002)                                1 YEAR     5 YEARS    INCEPTION    DATE
-------------------------------------------------------------------------------
Institutional Class                    1.79%      4.65%      4.96%    11/04/93
-------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2002 was 1.34%. For the current seven-day yield, call (800) 659-1005.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                   None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               None

Other Expenses                                                     0.04

Total Annual Fund
Operating Expenses(2)                                              0.19
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Effective September 9, 2002, the investment advisor has agreed to limit Total Annual Fund Operating Expenses to 0.114%. Total Annual Fund Operating Expenses, restated to reflect the current agreement, are 0.114%. The expense limitation may be terminated at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Institutional Class                         $19       $61      $107       $243
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.



                                                                           INSTITUTIONAL CLASS
                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                   YEAR ENDED AUGUST 31,
                                         FEBRUARY 28,       ---------------------------------------------------------------------
                                            2003               2002           2001           2000           1999          1998
                                         ------------       -----------    -----------    -----------    ----------    ----------
Net asset value, beginning of period     $      1.00        $      1.00    $      1.00    $      1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.01               0.02           0.05           0.06          0.05          0.06
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment
  income                                       (0.01)             (0.02)         (0.05)         (0.06)        (0.05)        (0.06)
=================================================================================================================================
Net asset value, end of period           $      1.00        $      1.00    $      1.00    $      1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                 0.74%              2.16%          5.54%          6.12%         5.17%         5.74%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $20,928,208        $29,122,702    $26,772,308    $17,353,163    $4,541,935    $3,097,539
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                              0.11%(b)           0.11%          0.10%          0.09%         0.09%         0.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           0.16%(b)           0.19%          0.19%          0.19%         0.18%         0.18%
=================================================================================================================================
Ratio of net investment income to
  average net assets                            1.48%(b)           2.12%          5.19%          6.04%         5.02%         5.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are annualized and based on average daily net assets of $28,676,785,833.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Institutional Class                                           $10 million     no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 5:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 5:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0841

BY TELEPHONE:             (800) 659-1005

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

 LIQUID ASSETS PORTFOLIO, a series of
 Short-Term Investment Trust
 SEC 1940 Act file number: 811-2729
--------------------------------------


AIMinvestments.com               LAP-PRO-1

                     LIQUID ASSETS PORTFOLIO


                     November 4, 2003





                     Prospectus
                     Personal Investment Class

                     Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................    4.74%
2001...................................................................    3.66%
2002...................................................................    1.26%




    Personal Investment Class shares' year-to-date total return as of June 30, 2003 was 0.34%.



    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.25% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------
(for the periods ended                     SINCE      INCEPTION
December 31, 2002)              1 YEAR     INCEPTION    DATE
---------------------------------------------------------------
Personal Investment Class         1.26%      3.89%    01/04/99
---------------------------------------------------------------



Personal Investment Class shares' seven-day yield on December 31, 2002 was 0.79%. For the current seven-day yield, call (800) 877-4744.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------
(fees paid directly from
your investment)                      PERSONAL INVESTMENT CLASS
---------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                 None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                              None
---------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------
(expenses that are deducted
from fund assets)                     PERSONAL INVESTMENT CLASS
---------------------------------------------------------------
Management Fees                                 0.15%

Distribution and/or
Service (12b-1) Fees                            0.75

Other Expenses                                  0.04

Total Annual Fund
Operating Expenses(2)                           0.94
---------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Effective July 1, 2002, the distributor has agreed to waive 0.20% of the Rule 12b-1 fee. Effective September 9, 2002, the investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees) to 0.114%. Total Annual Fund Operating Expenses, restated to reflect the current agreements, are 0.66%. The waivers and/or expense limitations may be terminated at anytime.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $96      $300      $520      $1,155
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.



                                                                                   PERSONAL INVESTMENT CLASS
                                                              -------------------------------------------------------------------
                                                                                                                  JANUARY 4, 1999
                                                              SIX MONTHS                                          (DATE SALES
                                                                ENDED                YEAR ENDED AUGUST 31,        COMMENCED) TO
                                                              FEBRUARY 28,       -----------------------------    AUGUST 31,
                                                                2003              2002       2001       2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  1.00          $  1.00    $  1.00    $  1.00        $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.005             0.02       0.05       0.05          0.01
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                    (0.005)           (0.02)     (0.05)     (0.05)        (0.01)
=================================================================================================================================
Net asset value, end of period                                  $  1.00          $  1.00    $  1.00    $  1.00        $ 1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                    0.47%            1.65%      5.01%      5.60%         2.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $26,463          $30,277    $11,930    $14,179        $  994
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.66%(b)         0.61%      0.60%      0.59%         0.59%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              0.91%(b)         0.94%      0.94%      0.94%         0.93%(c)
=================================================================================================================================
Ratio of net investment income to average net assets               0.94%(b)         1.62%      4.69%      5.54%         4.52%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are annualized and based on average daily net assets of $25,580,007.


(c) Annualized.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Personal Investment Class                                        $1,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 5:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 5:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us



--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-4744

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

 LIQUID ASSETS PORTFOLIO, a series of
 Short-Term Investment Trust
 SEC 1940 Act file number: 811-2729
--------------------------------------


AIMinvestments.com               LAP-PRO-4

                     LIQUID ASSETS PORTFOLIO


                     November 4, 2003





                     Prospectus
                     Private Investment Class

                     Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   5.36%
1998...................................................................   5.30%
1999...................................................................   4.92%
2000...................................................................   4.95%
2001...................................................................   3.86%
2002...................................................................   1.48%




    Private Investment Class shares' year-to-date total return as of June 30, 2003 was 0.47%.



    During the periods shown in the bar chart, the highest quarterly return was 1.59% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.31% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Private Investment Class          1.48%      4.34%      4.59%    02/16/96
--------------------------------------------------------------------------



Private Investment Class shares' seven-day yield on December 31, 2002 was 1.04%. For the current seven-day yield, call (800) 877-7748.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------
(fees paid directly from
your investment)                      PRIVATE INVESTMENT CLASS
---------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                 None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                              None
---------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------
(expenses that are deducted
from fund assets)                     PRIVATE INVESTMENT CLASS
--------------------------------------------------------------
Management Fees                                 0.15%

Distribution and/or
Service (12b-1) Fees                            0.50
Other Expenses                                  0.04

Total Annual Fund
Operating Expenses(2)                           0.69
--------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as that shown in the table.
(2) The distributor has agreed to waive 0.20% of the Rule 12b-1 fee.

    Effective September 9, 2002, the investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees) to 0.114%. Total Annual Fund Operating Expenses, restated to reflect the current agreements, are 0.41%. The waivers and/or expense limitations may be terminated at any time.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Private Investment Class                   $  70      $221     $384       $859
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                            PRIVATE INVESTMENT CLASS
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                                 YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,        -------------------------------------------------------------
                                                   2003               2002          2001          2000         1999        1998
                                                ------------        --------     ----------     --------     --------     -------
Net asset value, beginning of period              $   1.00          $   1.00     $     1.00     $   1.00     $   1.00     $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.01              0.02           0.05         0.06         0.05        0.05
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income        (0.01)            (0.02)         (0.05)       (0.06)       (0.05)      (0.05)
=================================================================================================================================
Net asset value, end of period                    $   1.00          $   1.00     $     1.00     $   1.00     $   1.00     $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                       0.59%             1.85%          5.22%        5.81%        4.85%       5.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $905,623          $808,457     $1,289,479     $952,177     $266,031     $70,058
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    0.41%(b)          0.41%          0.40%        0.39%        0.39%       0.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 0.66%(b)          0.69%          0.69%        0.69%        0.68%       0.68%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              1.18%(b)          1.82%          4.89%        5.74%        4.72%       5.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are annualized and based on average daily net assets of $980,396,025.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Private Investment Class                                        $10,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:

                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377

                                       For Further Credit to the fund and Your
                                       Account #

By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 5:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.

By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 5:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7748

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

 LIQUID ASSETS PORTFOLIO, a series of
 Short-Term Investment Trust
 SEC 1940 Act file number: 811-2729
--------------------------------------


AIMinvestments.com               LAP-PRO-2

                     LIQUID ASSETS PORTFOLIO


                     November 4, 2003





                     Prospectus
                     Reserve Class

                     Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our Solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Reserve Class shares. Reserve Class shares are not subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2001...................................................................    3.35%
2002...................................................................    0.96%




    Reserve Class shares' year-to-date total return as of June 30, 2003 was 0.18%.



    During the period shown in the bar chart, the highest quarterly return was 1.23% (quarter ended March 30, 2001), and the lowest quarterly return was 0.17% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
(for the periods ended December 31, 2002)        1 YEAR     INCEPTION    DATE
--------------------------------------------------------------------------------
Reserve Class                                      0.96%      3.29%    01/14/00
--------------------------------------------------------------------------------



Reserve Class shares' seven-day yield on December 31, 2002 was 0.48%. For the current seven-day yield, call (800) 417-8837.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                            RESERVE CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                  None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                           RESERVE CLASS
--------------------------------------------------------------------------------
Management Fees                                                     0.15%

Distribution and/or
Service (12b-1) Fees                                                1.00

Other Expenses                                                      0.04

Total Annual Fund
Operating Expenses(2)                                               1.19
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Effective July 1, 2002, the distributor has agreed to waive 0.13% of the Rule 12b-1 fee. Effective September 9, 2002, the investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees) to 0.114%. Total Annual Fund Operating Expenses, restated to reflect the current agreements, are 0.98%. The waivers and/or expense limitations may be terminated at any time.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $121     $378      $654      $1,443
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal period was audited by other public accountants.



                                                                                   RESERVE CLASS
                                                              --------------------------------------------------------
                                                                                                      JANUARY 14, 2000
                                                              SIX MONTHS         YEAR ENDED AUGUST    (DATE SALES
                                                                ENDED                   31,           COMMENCED) TO
                                                              FEBRUARY 28,       -----------------    AUGUST 31,
                                                                2003              2002       2001        2000
                                                              ------------       -------    ------    ----------------
Net asset value, beginning of period                            $  1.00          $  1.00    $ 1.00         $ 1.00
----------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.003             0.01      0.05           0.03
----------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                    (0.003)           (0.01)    (0.05)         (0.03)
======================================================================================================================
Net asset value, end of period                                  $  1.00          $  1.00    $ 1.00         $ 1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                    0.32%            1.34%     4.70%          3.48%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $52,844          $51,279    $5,169         $2,495
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.97%(b)         0.91%     0.90%          0.89%(c)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.16%(b)         1.19%     1.19%          1.19%(c)
======================================================================================================================
Ratio of net investment income to average net assets               0.63%(b)         1.32%     4.39%          5.24%(c)
______________________________________________________________________________________________________________________
======================================================================================================================



(a)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b)Ratios are annualized and based on average daily net assets of $51,787,825.


(c)Annualized.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Reserve Class                                                    $1,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 5:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 5:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------


 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us



--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 417-8837

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

 LIQUID ASSETS PORTFOLIO, a series of
 Short-Term Investment Trust
 SEC 1940 Act file number: 811-2729
--------------------------------------


AIMinvestments.com               LAP-PRO-5

                     LIQUID ASSETS PORTFOLIO


                     November 4, 2003





                     Prospectus
                     Resource Class

                     Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................    5.46%
1998...................................................................    5.40%
1999...................................................................    5.03%
2000...................................................................    6.31%
2001...................................................................    3.97%
2002...................................................................    1.58%




    Resource Class shares' year-to-date total return as of June 30, 2003 was 0.52%.



    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.33% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Resource Class                    1.58%      4.45%      4.65%    09/23/96
--------------------------------------------------------------------------



Resource Class shares' seven-day yield on December 31, 2002 was 1.14%. For the current seven-day yield, call (800) 825-6858.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------
(fees paid directly from
your investment)                      RESOURCE CLASS
----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------
(expenses that are deducted
from fund assets)                     RESOURCE CLASS
----------------------------------------------------------
Management Fees                               0.15%

Distribution and/or
Service (12b-1) Fees                          0.20

Other Expenses                                0.04

Total Annual Fund
Operating Expenses(2)                         0.39
----------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Effective September 9, 2002, the investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees) to 0.114%. Total Annual Fund Operating Expenses, restated to reflect the current agreement, are 0.31%. The expense limitation may be terminated at time.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $40      $125      $219       $493
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                                  RESOURCE CLASS
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                               YEAR ENDED AUGUST 31,
                                                 FEBRUARY 28,       -------------------------------------------------------------
                                                    2003               2002          2001          2000         1999       1998
Net asset value, beginning of period              $     1.00        $     1.00    $     1.00    $     1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01              0.02          0.05          0.06        0.05       0.05
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income          (0.01)            (0.02)        (0.05)        (0.06)      (0.05)     (0.05)
=================================================================================================================================
Net asset value, end of period                    $     1.00        $     1.00    $     1.00    $     1.00    $   1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                         0.64%             1.96%         5.33%         5.91%       4.96%      5.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $1,039,156        $1,546,155    $1,269,405    $1,102,431    $306,758    $86,041
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      0.31%(b)          0.31%         0.30%         0.29%       0.29%      0.28%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   0.36%(b)          0.39%         0.39%         0.39%       0.38%      0.38%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                1.28%(b)          1.92%         4.99%         5.84%       4.82%      5.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are annualized and based on average daily net assets of $1,355,193,680.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Resource Class                                                  $10,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 5:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 5:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 246-3426

ON THE INTERNET:          You can send us a request by
                          e-mail or download
                          prospectuses, annual or
                          semiannual reports via our web
                          site:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

 LIQUID ASSETS PORTFOLIO, a series of
 Short-Term Investment Trust
 SEC 1940 Act file number: 811-2729
--------------------------------------


AIMinvestments.com               LAP-PRO-6

                     LIQUID ASSETS PORTFOLIO


                     November 4, 2003





                     Prospectus
                     Sweep Class

                     Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

                     --------------------------------------------------------

                     This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

- securities issued by the U.S. government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

    Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies and the potential lack of strict financial and accounting controls and standards.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.



                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    4.37%
1995...................................................................    6.08%
1996...................................................................    5.52%
1997...................................................................    5.67%
1998...................................................................    5.61%
1999...................................................................    5.24%
2000...................................................................    6.52%
2001...................................................................    4.17%
2002...................................................................    1.79%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.


    Institutional Class shares' year-to-date total return as of June 30, 2003 was 0.62%.



    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarters ended September 30, 2000 and December 31,
2000), and the lowest quarterly return was 0.38% (quarter ended December 31,
2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended December 31,                        SINCE      INCEPTION
2002)                                2 YEAR     5 YEARS    INCEPTION    DATE
-------------------------------------------------------------------------------
Institutional Class                    1.79%      4.65%      4.96%    11/04/93
-------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2002 was 1.34%. Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           SWEEP CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          SWEEP CLASS
-------------------------------------------------------------------------------
Management Fees                                                    0.15%

Distribution and/or
Service (12b-1) Fees                                               0.25

Other Expenses                                                     0.04

Total Annual Fund
Operating Expenses(2)                                              0.44
-------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated amounts for the current fiscal year. Other expenses are based on estimated amounts for the current fiscal year.
(3) Effective September 9, 2002, the investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees) to 0.114%. Total Annual Fund Operating Expenses restated to reflect the current agreement are 0.36%. The expense limitation may be terminated at any time.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sweep Class                                 $45      $141      $246       $555
--------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.07% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Sweep Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.

    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.



                                                                           INSTITUTIONAL CLASS
                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                   YEAR ENDED AUGUST 31,
                                         FEBRUARY 28,       ---------------------------------------------------------------------
                                            2003               2002           2001           2000           1999          1998
                                         ------------       -----------    -----------    -----------    ----------    ----------
Net asset value, beginning of period     $      1.00        $      1.00    $      1.00    $      1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.01               0.02           0.05           0.06          0.05          0.06
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment
  income                                       (0.01)             (0.02)         (0.05)         (0.06)        (0.05)        (0.06)
=================================================================================================================================
Net asset value, end of period           $      1.00        $      1.00    $      1.00    $      1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                 0.74%              2.16%          5.54%          6.12%         5.17%         5.74%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $20,928,208        $29,122,702    $26,772,308    $17,353,163    $4,541,935    $3,097,539
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                              0.11%(b)           0.11%          0.10%          0.09%         0.09%         0.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           0.16%(b)           0.19%          0.19%          0.19%         0.18%         0.18%
=================================================================================================================================
Ratio of net investment income to
  average net assets                            1.48%(b)           2.12%          5.19%          6.04%         5.02%         5.59%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b)Ratios are annualized and based on average daily net assets of $28,676,785,833.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Sweep Class                                                     $10,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900118377
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 5:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 5:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 5:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 5:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends on settled shares at 5:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 5:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares five times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The fund declares dividends to shareholders of record at 5:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                            -----------------------
                            LIQUID ASSETS PORTFOLIO
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us



--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7745

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------

 LIQUID ASSETS PORTFOLIO, a series of
 Short-Term Investment Trust
 SEC 1940 Act file number: 811-2729
--------------------------------------


AIMinvestments.com               LAP-PRO-4

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


                          SHORT-TERM INVESTMENTS TRUST


                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------


  THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE LIQUID ASSETS PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION
  WITH THE PROSPECTUSES FOR THE CLASSES OF THE LIQUID ASSETS PORTFOLIO LISTED
   BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS OF THE LIQUID
                  ASSETS PORTFOLIO LISTED BELOW BY WRITING TO:



                         AIM INVESTMENT SERVICES, INC.

                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------


       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 4, 2003,

                     RELATES TO THE FOLLOWING PROSPECTUSES:


              CLASS                         DATED
              -----                         -----
      Cash Management Class            November 4, 2003
       Institutional Class             November 4, 2003
    Personal Investment Class          November 4, 2003
     Private Investment Class          November 4, 2003
          Reserve Class                November 4, 2003
          Resource Class               November 4, 2003
           Sweep Class                 November 4, 2003

                          SHORT-TERM INVESTMENTS TRUST


                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
          Portfolio History.................................    1
          Shares of Beneficial Interest.....................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Foreign Investments...............................    5
          Debt Investments..................................    5
          Other Investments.................................    7
          Investment Techniques.............................    7
     Portfolio Policies.....................................    9
     Temporary Defensive Position...........................   11
MANAGEMENT OF THE TRUST.....................................   11
     Board of Trustees......................................   11
     Management Information.................................   11
          Trustees Ownership of Portfolio Shares............   12
          Factors Considered in Approving the Investment
          Advisory Agreement................................   12
     Compensation...........................................   12
          Retirement Plan for Trustees......................   12
          Deferred Compensation Agreements..................   13
     Codes of Ethics........................................   13
     Proxy Voting Policies..................................   13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   13
INVESTMENT ADVISORY AND OTHER SERVICES......................   14
     Investment Advisor.....................................   14
     Service Agreements.....................................   14
     Other Service Providers................................   15
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   15
     Brokerage Transactions.................................   15
     Commissions............................................   16
     Brokerage Selection....................................   16
     Directed Brokerage (Research Services).................   17
     Regular Brokers or Dealers.............................   17
     Allocation of Portfolio Transactions...................   17
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   17
     Purchase and Redemption of Shares......................   17
     Offering Price.........................................   18
          Calculation of Net Asset Value....................   18
     Redemption in Kind.....................................   19
     Backup Withholding.....................................   19

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   20
     Dividends and Distributions............................   20
     Tax Matters............................................   20
DISTRIBUTION OF SECURITIES..................................   23
     Distribution Plan......................................   23
     Distributor............................................   25
BANKING REGULATIONS.........................................   25
CALCULATION OF PERFORMANCE DATA.............................   25
RATINGS OF DEBT SECURITIES..................................  A-1
TRUSTEES AND OFFICERS.......................................  B-1
TRUSTEE COMPENSATION TABLE..................................  C-1
PROXY VOTING POLICIES.......................................  D-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  E-1
MANAGEMENT FEES.............................................  F-1
ADMINISTRATIVE SERVICES FEES................................  G-1
BROKERAGE COMMISSIONS.......................................  H-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
  SECURITIES OF REGULAR BROKERS OR DEALERS..................  I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  K-1
PERFORMANCE DATA............................................  L-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST


PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Liquid Assets Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement"), dated May 15, 2002, as amended, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On November 4, 2003, the Portfolio succeeded to the assets and assumed the liabilities of Liquid Assets Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 4, 2003 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).



SHARES OF BENEFICIAL INTEREST



     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.



     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.



     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.


     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.



     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.



     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.



     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.


           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION


     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.


INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by A I M Advisors, Inc. ("AIM") in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectuses and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                    LIQUID ASSETS PORTFOLIO
    -----------------------------                                                    -----------------------
------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
------------------------------------------------------------------------------------------------------------
 Common Stock
------------------------------------------------------------------------------------------------------------
 Preferred Stock
------------------------------------------------------------------------------------------------------------
 Convertible Securities
------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
------------------------------------------------------------------------------------------------------------
                                            FOREIGN INVESTMENTS
------------------------------------------------------------------------------------------------------------
 Foreign Securities                                                                             X
------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations                                                                 X
------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                    X
------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                         X
------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------
 Bank Instruments                                                                               X
------------------------------------------------------------------------------------------------------------
 Commercial Instruments                                                                         X
------------------------------------------------------------------------------------------------------------
 Participation Interests                                                                        X
------------------------------------------------------------------------------------------------------------
 Other Debt Obligations                                                                         X
------------------------------------------------------------------------------------------------------------
 Junk Bonds
------------------------------------------------------------------------------------------------------------
 Municipal Securities                                                                           X
------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
------------------------------------------------------------------------------------------------------------
                                             OTHER INVESTMENTS
------------------------------------------------------------------------------------------------------------
 REITs
------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                     X
------------------------------------------------------------------------------------------------------------
 Defaulted Securities
------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                    X
------------------------------------------------------------------------------------------------------------
 Indexed Securities
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                    LIQUID ASSETS PORTFOLIO
    -----------------------------                                                    -----------------------
------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
------------------------------------------------------------------------------------------------------------
                                           INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                  X
------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                         X
------------------------------------------------------------------------------------------------------------
 Short Sales
------------------------------------------------------------------------------------------------------------
 Margin Transactions
------------------------------------------------------------------------------------------------------------
 Swap Agreements
------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                X
------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                      X
------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                          X
------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                                                                  X
------------------------------------------------------------------------------------------------------------
 Dollar Rolls
------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                            X
------------------------------------------------------------------------------------------------------------
 Rule 144A Securities                                                                           X
------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                X
------------------------------------------------------------------------------------------------------------
 Standby Commitments
------------------------------------------------------------------------------------------------------------
                                                DERIVATIVES
------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
------------------------------------------------------------------------------------------------------------
 Put Options
------------------------------------------------------------------------------------------------------------
 Call Options
------------------------------------------------------------------------------------------------------------
 Straddles
------------------------------------------------------------------------------------------------------------
 Warrants
------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures Contracts
------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
------------------------------------------------------------------------------------------------------------
 Cover
------------------------------------------------------------------------------------------------------------

Foreign Investments

     FOREIGN SECURITIES. Foreign securities are debt securities issued by entities outside the United States. The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in foreign securities to U.S. dollar-denominated obligations, it may invest in foreign obligations, Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks, including time deposits.

     Investments by the Portfolio in foreign securities, although denominated in U.S. dollars, may entail all of the risks set forth below.

     Political and Economic Risk. The economies of many of the countries in which the Portfolio may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of portfolios or other assets could also adversely affect the value of the Portfolio's investments.

     Regulatory Risk. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Portfolio's shareholders.

     Market Risk. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign brokers and issuers which may make it difficult to enforce contractual obligations.

     FOREIGN GOVERNMENT OBLIGATIONS. These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies, or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Debt Investments

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.


     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

     COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

     PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, and U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Portfolio, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management,
(b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and
(f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

     Descriptions of debt securities ratings are found in Appendix A.

     MUNICIPAL SECURITIES. Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis. When-issued securities are securities that have been announced but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.


     Investment in securities on a when-issued basis may increase a Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.


     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.



     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less.



     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.


     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Portfolio under the 1940 Act.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.


     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in futures contracts and options thereon or invest in securities that are secured by physical commodities.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.


                            MANAGEMENT OF THE TRUST



BOARD OF TRUSTEES



     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION


     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.



     The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Committee on Directors/Trustees and the Valuation Committee.


     The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent accountants for each portfolio and the evaluation of such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by each portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Portfolio's independent accountants and management. During the fiscal year ended August 31, 2002, the Audit Committee held four meetings.


     The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended August 31, 2002, the Investments Committee held four meetings.



     The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested directors as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees. During the fiscal year ended August 31, 2002, the Committee on Directors/Trustees held five meetings.



     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90(th) day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120(th) day prior to the shareholder meeting.


     The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended August 31, 2002, the Valuation Committee held one meeting.


Trustee Ownership of Portfolio Shares



     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM was approved for the Portfolio by the Trust's Board at a meeting held on July 30, 2003. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.


     After consideration of these factors, the Board found that: (i) the services provided the Portfolio and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's advisory agreement was in the best interests of the Portfolio and its shareholders and continued the agreement for an additional year.

COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.



     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.



Retirement Plan For Trustees



     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.



     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the director turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements


     Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustees' retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Company. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS


     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.



PROXY VOTING POLICIES



     The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to the Portfolio's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix D.



     Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of the Portfolio's proxy voting record.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management Group Inc., a holding company that has been engaged in the financial services business since 1976. AIM Management Group Inc. is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.


     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.



     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to Trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.



     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Company all personnel for managing the affairs of the Trust and each of its series of shares.



     Pursuant to its investment advisory agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:



          FUND NAME                       NET ASSETS               ANNUAL RATE
          ---------                       ----------               -----------
Liquid Assets Portfolio                   All Assets                  0.15%


     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Portfolio and its Investments and Risks - Investment Strategies and
Risks - Other Investments - Other Investments Companies.



     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix F.


SERVICE AGREEMENTS


     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The

Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.



     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.


OTHER SERVICE PROVIDERS


     TRANSFER AGENT. AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.) ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.



     The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AISI will receive an asset based fee plus certain out-of-pocket expenses. AISI may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



     SUB-ACCOUNTING. The Trust and FMC have arranged for AISI or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) may receive sub-accounting services.



     CUSTODIAN. The Bank of New York ("Custodian"), 100 Church Street, New York, New York 10286, is custodian of all securities and cash of the Portfolio.



     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.



     AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. The Board of Trust has selected Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.



     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


     Brokerage commissions, if any, paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix H.


COMMISSIONS

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.


     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services) paid by the Portfolio during the last fiscal year ended August 31, 2002 are found in Appendix I.


REGULAR BROKERS OR DEALERS


     Information concerning the Portfolio's acquisition of securities of its regular broker or dealers during the last fiscal year ended August 31, 2002 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse affect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Investment Services, Inc. ("AISI") at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AISI.



     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AISI all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.



     A financial intermediary may submit a written request to AISI for correction of transactions involving Portfolio shares. If AISI agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.


     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AISI in writing. AISI may request additional documentation.



     AISI may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value


     The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares five times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The Portfolio also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, 4:00 p.m. Eastern Time and 5:00 p.m. Eastern Time. The Portfolio declares dividends on settled shares at 5:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value. The Portfolio reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at amortized cost as well as income accrued but not yet received.

     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


     The Board of Trustees has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the directors determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.


REDEMPTION IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


     Each AIM Fund and other payers generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.


     An investor is subject to backup withholding if:


          1. the investor fails to furnish a correct TIN to the Portfolio;



          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;



          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);



          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only);



          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.


     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.


     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.



     Dividends are paid on settled shares of the Portfolio as of 5:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AISI at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 6:00 p.m. Eastern time on that day.

     The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and discounts earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances the Portfolio may be required to sell portfolio holdings to meet this requirement.



     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.


     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Moreover, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.


     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.


     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. However, certain capital gain dividends distributed to noncorporate shareholders for the Funds' fiscal year ending March 31, 2004 may be taxable at a maximum rate of 20%. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.


     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.



     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."


     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign Company or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.


     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     FOREIGN INCOME TAX. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known.


     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 4, 2003. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.



     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Company.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN


     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.



CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.


     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class or Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.



     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.


     Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

     See Appendix I for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2002 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended August 31, 2002.


     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.


     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.


     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.


DISTRIBUTOR


     The Company has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Company."


     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature.


     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

       Y    =    (V  - V )        X          365
                   1    0
                 ---------                   ---
                     V                        7
                      0

Where  Y    =    annualized yield.
       V    =    the value of a hypothetical pre-existing account in the
        0        Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V    =    the value of such an account at the end of the stated
        1        period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

                        365/7
       EY   =    (Y + 1)      -1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.

     The yield for each class of the Portfolio is found in Appendix K.

Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                       Mutual Fund Values (Morningstar)
                Donoghue's                                  Stanger
             iMoney Net, Inc.                               TeleRate
               Lipper, Inc.                               Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

     Moody's describes its ratings for corporate bonds as follows:

          AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          AAA: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

     In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                        MOODY'S SHORT-TERM LOAN RATINGS

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

     PRIME-1 -- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2 -- Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3 -- Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME -- Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

     S&P describes its ratings for corporate bonds as follows:

          AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB-B-CCC-CC-C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based, in varying degrees, on the following considerations: likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

     Note rating symbols and definitions are as follows:

          SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

          SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3 -- Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Rating categories are as follows:

          A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B -- Issues with this rating are regarded as having only speculative capacity for timely payment.

          C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D -- Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                      FITCH INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     PLUS (+) MINUS (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR -- Indicates that Fitch does not rate the specific issue.

     CONDITIONAL -- A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

     SUSPENDED -- A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

     WITHDRAWN -- A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

     FITCHALERT -- Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                RATINGS OUTLOOK

     An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

     BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

     B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC -- Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C -- Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

          F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

          F-3 -- Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

          F-S -- Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          D -- Default. Issues assigned this rating are in actual or imminent payment default.

          LOC -- The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B



                             TRUSTEES AND OFFICERS


                             As of January 1, 2003



     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.



--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND         TRUSTEE                                                          OTHER
      POSITION(S) HELD            AND/OR                                                      DIRECTORSHIP(S)
       WITH THE TRUST          OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
  INTERESTED PERSON
 -------------------------------------------------------------------------------------------------------------
  ROBERT H.                        1986        Director and Chairman, A I M Management       None
  GRAHAM(1) -- 1946                            Group Inc. (financial services holding
  Trustee, Chairman and                        company); Director and Vice Chairman,
  President                                    AMVESCAP PLC and Chairman of AMVESCAP
                                               PLC -- AIM DIVISION (parent of AIM and a
                                               global investment management firm)
                                               Formerly: President and Chief Executive
                                               Officer, A I M Management Group Inc.;
                                               Director, Chairman and President, A I M
                                               Advisors, Inc. (registered investment
                                               advisor); Director and Chairman, A I M
                                               Capital Management, Inc. (registered
                                               investment advisor), A I M Distributors,
                                               Inc., (registered broker dealer), AIM
                                               Investment Services, Inc., (registered
                                               transfer agent), and Fund Management
                                               Company (registered broker dealer); and
                                               Chief Executive Officer, AMVESCAP
                                               PLC -- Managed Products
 -------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) --         2003        Director, President and Chief Executive       Director and
  1951                                         Officer, A I M Management Group Inc.          Chairman, INVESCO
  Trustee and Executive Vice                   (financial services holding company);         Bond Funds, Inc.,
  President                                    Director, Chairman and President, A I M       INVESCO
                                               Advisors, Inc. (registered investment         Combination Stock
                                               advisor); Director, A I M Capital             & Bond Funds,
                                               Management, Inc. (registered investment       Inc., INVESCO
                                               advisor) and A I M Distributors, Inc.         Counselor Series
                                               (registered broker dealer); Director and      Funds, Inc.,
                                               Chairman, A I M Fund Services, Inc.           INVESCO
                                               (registered transfer agent); and Fund         International
                                               Management Company (registered broker         Funds, Inc.,
                                               dealer); and Chief Executive Officer,         INVESCO Manager
                                               AMVESCAP PLC -- AIM Division (parent of AIM   Series Funds,
                                               and a global investment management firm)      Inc., INVESCO
                                               Formerly: Director, Chairman, President and   Money Market
                                               Chief Executive Officer, INVESCO Funds        Funds, Inc.,
                                               Group, Inc. and INVESCO Distributors, Inc.;   INVESCO Sector
                                               Chief Executive Officer, AMVESCAP             Funds, Inc.,
                                               PLC -- Managed Products; Chairman and Chief   INVESCO Stock
                                               Executive Officer of NationsBanc Advisors,    Funds, Inc.,
                                               Inc.; and Chairman of NationsBanc             INVESCO
                                               Investments, Inc.                             Treasurer's
                                                                                             Series Funds,
                                                                                             Inc. and INVESCO
                                                                                             Variable
                                                                                             Investment Funds,
                                                                                             Inc.
 -------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


---------------


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND         TRUSTEE                                                          OTHER
      POSITION(S) HELD            AND/OR                                                      DIRECTORSHIP(S)
       WITH THE TRUST          OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
 -------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939          2001        Of Counsel, law firm of Baker & McKenzie      Badgley Funds,
  Trustee                                                                                    Inc. (registered
                                                                                             investment
                                                                                             company)
 -------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944        1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee                                      (technology consulting company)               (insurance
                                                                                             company); and
                                                                                             Captaris, Inc.
                                                                                             (unified
                                                                                             messaging
                                                                                             provider)
 -------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941         2000        Director of a number of public and private    Cortland Trust,
  Trustee                                      business corporations, including the Boss     Inc. (Chairman)
                                               Group, Ltd. (private investment and           (registered
                                               management) and Magellan Insurance Company    investment
                                               Formerly: President, Chief Executive          company); Annuity
                                               Officer and Director, Volvo Group North       and Life Re
                                               America, Inc.; Senior Vice President, AB      (Holdings), Ltd.
                                               Volvo and director of various affiliated      (insurance
                                               Volvo Group companies                         company)
 -------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN,                  1998        Formerly: Chairman, Mercantile Mortgage       None
  JR. -- 1935                                  Corp.; President and Chief Operating
  Trustee                                      Officer, Mercantile-Safe Deposit & Trust
                                               Co.; and President, Mercantile Bankshares
                                               Corp.
 -------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952           1997        Chief Executive Officer, Twenty First         Administaff
  Trustee                                      Century Group, Inc. (government affairs
                                               company) and Texana Timber LP
 -------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937          1986        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                      and Frankel LLP                               Inc. (registered
                                                                                             investment
                                                                                             company)
 -------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950       1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                      the USA
 -------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942         1986        Partner, law firm of Pennock & Cooper         None
  Trustee
 -------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935          2001        Retired                                       None
  Trustee
 -------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939           1989        Executive Vice President, Development and     None
  Trustee                                      Operations, Hines Interests Limited
                                               Partnership (real estate development
                                               company)
 -------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND         TRUSTEE                                                          OTHER
      POSITION(S) HELD            AND/OR                                                      DIRECTORSHIP(S)
       WITH THE TRUST          OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 -------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME(3) -- 1956       2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President                        and General Counsel, A I M Management Group
                                               Inc. (financial services holding company)
                                               and A I M Advisors, Inc.; Vice President,
                                               A I M Capital Management, Inc., A I M
                                               Distributors, Inc. and AIM Investment
                                               Services, Inc.; and Director, Vice
                                               President and General Counsel, Fund
                                               Management Company
                                               Formerly: Senior Vice President and General
                                               Counsel, Liberty Financial Companies, Inc.;
                                               and Senior Vice President and General
                                               Counsel, Liberty Funds Group, LLC
 -------------------------------------------------------------------------------------------------------------
  GARY T. CRUM(4) -- 1947          1986        Director, Chairman and Director of            N/A
  Senior Vice President                        Investments, A I M Capital Management,
                                               Inc.; Director and Executive Vice
                                               President, A I M Management Group Inc.;
                                               Director and Senior Vice President, A I M
                                               Advisors, Inc.; and Director, A I M
                                               Distributors, Inc. and AMVESCAP PLC
                                               Formerly: Chief Executive Officer and
                                               President, A I M Capital Management, Inc.
 -------------------------------------------------------------------------------------------------------------
  STUART W. COCO -- 1955           2002        Managing Director and Chief Research          N/A
  Vice President                               Officer -- Fixed Income, A I M Capital
                                               Management, Inc.; and Vice President, A I M
                                               Advisors, Inc.
 -------------------------------------------------------------------------------------------------------------
  MELVILLE B. COX -- 1943          1992        Vice President and Chief Compliance           N/A
  Vice President                               Officer, A I M Advisors, Inc. and A I M
                                               Capital Management, Inc.; and Vice
                                               President, AIM Investment Services, Inc.
 -------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960        1989        Senior Vice President, A I M Capital          N/A
  Vice President                               Management, Inc.; Director and President,
                                               Fund Management Company; and Vice
                                               President, A I M Advisors, Inc.
 -------------------------------------------------------------------------------------------------------------
  EDGAR M. LARSEN(4) -- 1940       2002        Vice President, A I M Advisors, Inc.; and     N/A
  Vice President                               President, Chief Executive Officer and
                                               Chief Investment Officer, A I M Capital
                                               Management, Inc.
 -------------------------------------------------------------------------------------------------------------
  DANA R. SUTTON -- 1959           1986        Vice President and Fund Treasurer, A I M      N/A
  Vice President and                           Advisors, Inc.
  Treasurer
 -------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


---------------


(3) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.



(4) Information is current as of January 10, 2003.

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2001



-------------------------------------------------------------------------------------------------------------------------
                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL REGISTERED
                                                                              INVESTMENT COMPANIES OVERSEEN
                              DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
      NAME OF DIRECTOR                IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
-------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                             -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                             -0-                                 $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                             -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                             -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn,
     Jr.
                                             -0-                                 Over $100,000(1)
-------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                             -0-                                 Over $100,000(1)
-------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                             -0-                                 Over $100,000(1)
-------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                             -0-                                 Over $100,000(1)
-------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                             -0-                                 $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                             -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
     Louis S. Sklar
                                             -0-                                 Over $100,000(1)
-------------------------------------------------------------------------------------------------------------------------


---------------


(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C



                           TRUSTEE COMPENSATION TABLE



     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:


                                                      RETIREMENT
                                       AGGREGATE       BENEFITS       ESTIMATED          TOTAL
                                      COMPENSATION     ACCRUED         ANNUAL        COMPENSATION
                                        FROM THE        BY ALL      BENEFITS UPON      FROM ALL
              TRUSTEE                   TRUST(1)     AIM FUNDS(2)   RETIREMENT(3)    AIM FUNDS(4)
  Frank S. Bayley                       $24,539        $142,800        $90,000         $150,000
  Bruce L. Crockett                      26,210          50,132         90,000          149,000
  Albert R. Dowden                       26,210          57,955         90,000          150,000
  Edward K. Dunn, Jr.                    26,210          94,149         90,000          149,000
  Jack M. Fields                         26,117          29,153         90,000          153,000
  Carl Frischling(5)                     26,117          74,511         90,000          150,000
  Prema Mathai-Davis                     26,210          33,931         90,000          150,000
  Lewis F. Pennock                       26,967          54,802         90,000          154,000
  Ruth H. Quigley                        24,632         142,502         90,000          153,000
  Louis S. Sklar                         26,967          78,500         90,000          153,000


---------------


(1) Amounts shown are based on the fiscal year ended August 31, 2002. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2002, including earnings, was $130,885.



(2) During the fiscal year ended August 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $76,779.



(3) Amounts shown assume each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as trustees of seventeen registered investment companies advised by AIM.



(5) During the fiscal year ended August 31, 2002, the Trust paid $128,388 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D



                             PROXY VOTING POLICIES



     The Proxy Voting Policies applicable to each Fund follow:



PROXY POLICIES AND PROCEDURES



REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003



A.  Proxy Policies



    Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholder's investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



    I. Boards Of Directors



       A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



       There are some actions by directors that should result in votes being withheld. These instances include directors who:



       - Are not independent directors and sit on the board's audit, compensation or nominating committee;



       - Attend less than 75 percent of the board and committee meetings without a valid excuse;



       - Implement or renew a dead-hand or modified dead-hand poison pill;



       - Enacted egregious corporate governance policies or failed to replace management as appropriate;



       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



       Votes in a contested election must be evaluated on a case-by-case basis, considering the following factors:



       - Long-term financial performance of the target company relative to its industry;



       - Management's track record;



       - Portfolio manager's assessment;



       - Qualifications of director nominees (both slates);



       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



       - Background to the proxy contest.



 II.   Independent Auditors



       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



       - It is not clear that the auditors will be able to fulfill their function;

       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



 III.  Compensation Programs



       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



 IV.   Corporate Matters



       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholders rights.



       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



 V.    Shareholder Proposals



       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



       - We will generally abstain from shareholder social and environmental proposals.

       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



       - We will generally vote for proposals to lower barriers to shareholder action.



       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



 VI.   Other



       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



       AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.  Proxy Committee Procedures



    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.



    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.



    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:



    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



    2. AIM will not publicly announce its voting intentions and the reasons therefore.



    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.  Business/Disaster Recovery



    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS's proxy policies and procedures, which may vary slightly from AIM's.



D.  Restrictions Affecting Voting



    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.  Conflicts of Interest



    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



    To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX E


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


     All information listed below is as of August 22, 2003.



CASH ASSETS PORTFOLIO*



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Management Inc. ....      NA            100%           NA           NA           NA           NA           NA
  11 Greenway Plaza,
  Suite 100
  Houston, TX 77046
  Attn: David Hessel
---------------------------------------------------------------------------------------------------------------------


---------------


* Cash Assets Portfolio had not commenced operations as of November 4, 2003.



GOVERNMENT & AGENCY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           5.51%           --           --           --           --           --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
---------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --             --            --         6.52%          --           --           --
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        56.03%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --             --         51.67%          --           --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
CENCO...................    14.12%            --            --           --           --        11.24%          --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --          7.92%          --        43.69%          --           --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --            --           --         5.41%          --           --
  Attn: Gladys Ricks
  6910 Airways Blvd.
  P.O. Box 129
  Southhaven, MS 38671
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --            --           --           --        15.08%          --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Ferris, Baker Watts,
  Inc. .................    13.19%            --            --           --           --           --           --
  1700 Pennsylvania Ave.
  Washington, DC 20006
---------------------------------------------------------------------------------------------------------------------
Resource Bank & Trust...       --             --            --           --         5.59%          --           --
  Attn: David Lindsey
  P.O. Box 1209
  Slidell, LA 70459
---------------------------------------------------------------------------------------------------------------------
First National Banker's
  Bank..................       --             --            --           --        13.86%          --           --
  Attn: Sheila Esteve
  P.O. Drawer 80579
  Baton Rouge, LA 70898
---------------------------------------------------------------------------------------------------------------------
Frost National Bank.....       --             --            --           --           --        15.08%          --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     8.71%         11.18%           --           --           --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     7.15%            --            --           --           --           --           --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --           --           --         5.03%          --
  41 S. High St., Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Kansas City Power &
  Light.................       --             --            --           --           --        20.68%          --
  P.O. Box 418679
  Attn: Jim Gilligan
  Kansas City, MO 64106
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --          28.86%           --           --           --         7.60%          --
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers.........       --           5.61%           --           --           --           --           --
  c/o Matt Dermer
  399 Park Avenue, 6th
  Floor
  New York, NY 10022
---------------------------------------------------------------------------------------------------------------------
M&T Securities..........       --             --            --           --           --         5.05%          --
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    20.42%            --            --           --           --           --           --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        21.67%          --
  c/o Chase Enterprises
  280 Trumbell Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --             --         45.98%          --        31.19%          --           --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
---------------------------------------------------------------------------------------------------------------------
Texas Treasury
  Safekeeping Trust
  Co. ..................       --           9.39%           --           --           --           --           --
  Attn: Lalo
  Torres/Kelly Tomkinson
  208 E. 10th Street,
  Rm. 402
  Austin, TX 78701
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --         5.55%          --           --           --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --           6.70%           --           --           --           --           --
  M.C. TX1-945-08-18
  411 North Ackard
  Street
  Dallas, TX 75201-3307
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        34.30%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd
  Floor
  New York, NY 10268
---------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities
  Corp. ................    18.93%            --            --           --           --           --           --
  Attn: Denise LiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Coast Community Bank....       --             --            --           --          100%          --           --
  Attn: Kisha Autmon
  P.O. Box 960
  2314 Bienville Blvd.
  Ocean Springs, MS
  39564
---------------------------------------------------------------------------------------------------------------------
Colorado State Bank &
  Trust.................       --             --         96.94%          --           --           --           --
  Attn: Debbie Barcus
  1600 Broadway
  Denver, CO 80202-4999
---------------------------------------------------------------------------------------------------------------------
Fox and Co. ............    33.58%            --            --           --           --           --           --
  P.O. Box 976
  New York, NY 10268
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          11.64%           --        16.38%          --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        13.78%          --           --           --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --        23.40%          --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Northern Institutional
  Gov't Select..........       --          11.75%           --           --           --           --           --
  Attn: Jay Sommariva
  50 S. LaSalle St.
  Chicago, IL 60675
---------------------------------------------------------------------------------------------------------------------
Northern US Gov't
  Select................       --           5.87%           --           --           --           --           --
  Attn: Jay Sommariva
  50 S. LaSalle St.
  Chicago, IL 60675
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        76.57%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Trustmark National Bank,
  Trust Dept. ..........       --          37.91%           --           --           --           --           --
  Attn: Ned Balsley VP
  248 East Capitol
  Jackson, MS 39205
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           6.92%           --           --           --           --           --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --        10.42%          --           --           --
  Attn: Money Funds
  8739 Researh Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............    17.11%            --            --           --           --           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------



LIQUID ASSETS PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --           7.72%           --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100 Houston, TX
  77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --           7.14%           --           --           --           --           --
  Attn: Michellee
  Gonzalez
  11 Greenway, Ste 100
  Houston, TX 77043
---------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank As
  Agent.................       --           5.20%           --           --           --           --           --
  4 New York Plaza
  Attn: Adam Brinton
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    25.08%            --            --        45.61%          --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield
  AAA...................       --             --          5.63%          --           --           --           --
  Sweep Investment
  ATTN: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
HVCC Siemen's Project
  Escrow................       --             --         12.36%          --           --           --           --
  80 Vandenburgh
  Troy, NY 12180
---------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --            --           --           --        11.59%          --
  ATTN: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....       --             --            --           --           --        20.32%          --
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr
  6th Floor, Suite 630
  Arlington, TX 76011
---------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...     7.89%            --            --           --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    17.03%          9.73%           --        10.96%          --        37.09%          --
  ATTN: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A...................       --             --         18.83%          --           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............       --             --            --           --        92.54%          --           --
  ATTN: Jeffrey D'Avria
  26 Broadway
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............       --             --          5.05%          --           --           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------



STIC PRIME PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --          28.16%           --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --          26.04%           --           --           --           --           --
  ATTN: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77043
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    58.41%            --            --        31.42%          --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        90.54%          --           --
  ATTN: Sheryl Covelli
  440 Mamoroneck,
  5th Fl
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
CoBank Cash Management
  Program...............       --             --          6.01%          --           --           --           --
  P.O. Box 5110
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         77.61%        7.43%          --           --           --
  ATTN: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First
Interstate -- Montana...       --             --          6.04%          --           --           --           --
  Attn: Cheri Melvin
  P.O. Box 30918
  Billings, MT 59116
---------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................    16.19%            --            --        12.63%          --           --           --
  Muir & Co C/O Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        16.24%          --           --           --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Mellon Bank NA..........       --             --            --           --           --         6.23%          --
  ATTN: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA
  15230-0710
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        11.39%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Union Bank of
  California............       --             --            --         5.03%          --           --           --
  ATTN: Cash
  Management -- Jeanne
  Chizek
  530 B Street,
  Suite 242
  San Diego, CA 92101
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           5.94%           --           --           --           --           --
  Attn: ACM Dept
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Wachovia Securities,
  Inc...................       --             --            --           --           --        58.48%          --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --             --            --           --           --         7.93%          --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28288-0675
---------------------------------------------------------------------------------------------------------------------



TREASURY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    35.16%            --            --        40.32%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        94.50%          --           --
  Attn: Sheryl Covelli
  440 Mamoroneck, 5th
  Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    11.43%            --            --           --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bank United Securities
  Corp..................       --             --         12.81%          --           --           --           --
  Attn: Richard Roddy
  3200 Southwest Frwy.
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --          8.45%          --           --         7.60%          --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.50%        7.12%          --           --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          13.63%           --           --           --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --          11.20%           --           --           --        49.59%          --
  135 South LaSalle St.
  Chicago, IL 60690-1443
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Monticello Associates...       --           6.52%           --           --           --           --           --
  1200 17th St.
  Denver, CO 80202
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    13.93%            --            --           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepoint Plaza,
  7th Floor
  Brooklyn, NY
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray...........       --           8.25%           --           --           --           --           --
  1050 17th St.
  Suite 2100
  Denver, CO 80265
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray...........       --           6.85%           --           --           --           --           --
  1050 17th St.
  Suite 2100
  Denver, CO 80265
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --         6.33%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
State Street Bank &
  Trust.................       --           5.49%           --           --           --           --           --
  Attn: Master Note
  Control, AH3
  108 Myrtle Street
  North Quincy, MA 02171
---------------------------------------------------------------------------------------------------------------------
Trustmark National Bank,
  Trust.................       --           6.43%           --           --           --           --           --
  248 East Capital
  Attn: Ned Balsley VP
  Jackson, MS 39205
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --           --           --        23.64%          --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --             --            --        31.71%          --           --           --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
---------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP


     As of August 22, 2003, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX F


                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

                               MANAGEMENT FEE PAYABLE                    MANAGEMENT FEE WAIVERS
                       ---------------------------------------   ---------------------------------------
   PORTFOLIO NAME         2002          2001          2000          2002          2001          2000
   --------------      -----------   -----------   -----------   -----------   -----------   -----------
Liquid Assets
  Portfolio..........  $62,470,457   $51,611,062   $27,218,774   $31,235,228   $31,684,167   $17,238,557

                              NET MANAGEMENT FEE PAID
                       --------------------------------------
   PORTFOLIO NAME         2002          2001          2000
   --------------      -----------   -----------   ----------
Liquid Assets
  Portfolio..........  $31,235,228   $19,926,895   $9,980,217

                                   APPENDIX G


                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:


PORTFOLIO NAME                                                   2002         2001        2000
--------------                                                ----------   ----------   --------
Liquid Assets Portfolio.....................................  $1,576,395   $1,196,947   $692,246

                                   APPENDIX H


                             BROKERAGE COMMISSIONS

     During the last three fiscal years ended August 31 the Portfolio did not pay brokerage commissions.

                                   APPENDIX I


            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

DIRECTED BROKERAGE

     During the last fiscal year ended August 31, 2002, the Portfolio did not pay directed brokerage commissions.

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

     During the last fiscal year ended August 31, 2002, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J


     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2002 follows:

CLASS                                                         AMOUNT
-----                                                       ----------
Cash Management Class.....................................  $4,583,926
Personal Investment Class.................................     100,616
Private Investment Class..................................   3,721,254
Reserve Class.............................................     210,146
Resource Class............................................   3,135,732
Sweep Class*..............................................         N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX K


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

     An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2002, follows:

                                                            UNDERWRITERS     DEALERS
                                                            COMPENSATION   COMPENSATION
                                                            ------------   ------------
Cash Management Class.....................................    $  8,640      $4,575,286
Personal Investment Class.................................      18,043          82,573
Private Investment Class..................................     153,943       3,567,312
Reserve Class.............................................      16,402         193,744
Resource Class............................................         348       3,135,384
Sweep Class*..............................................         N/A             N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX L


                                PERFORMANCE DATA


     The current yields for the Portfolio, with respect to each class, for the 30-day period ended February 28, 2003, are as follows:



                                                     30-DAY PERIOD ENDED
CURRENT YIELD                                         FEBRUARY 28, 2003
-------------                                        -------------------
Cash Management Class..............................         1.20%
Institutional Class................................         1.28%
Personal Investment Class..........................         0.73%
Private Investment Class...........................         0.98%
Reserve Class......................................         0.41%
Resources Class....................................         1.80%
Sweep Class*.......................................          N/A



     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended February 28, 2003, are as follows:



                                                   SEVEN-DAY PERIOD ENDED
ANNUALIZED YIELD                                     FEBRUARY 28, 2003
----------------                                   ----------------------
Cash Management Class............................           1.19%
Institutional Class..............................           1.27%
Personal Investment Class........................           0.72%
Private Investment Class.........................           0.97%
Reserve Class....................................           0.40%
Resource Class...................................           1.07%
Sweep Class*.....................................            N/A



                                                   SEVEN-DAY PERIOD ENDED
EFFECTIVE YIELD                                      FEBRUARY 28, 2003
---------------                                    ----------------------
Cash Management Class............................           1.19%
Institutional Class..............................           1.27%
Personal Investment Class........................           0.72%
Private Investment Class.........................           0.97%
Reserve Class....................................           0.40%
Resource Class...................................           1.07%
Sweep Class*.....................................            N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                              FINANCIAL STATEMENTS



     Pursuant to Rule 3-03(d) of Regulation S-X unaudited financial statements for the period ended February 28, 2003, for Registrant's portfolios have been included in addition to the portfolios' audited financial statements for the period ended August 31, 2002. Such financial statements reflect all adjustments which are of a normal recurring nature and which are, in the opinion of management, necessary to a fair statement of the results for the periods presented.


                                       FS

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

     We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002


                                                             PAR
                                               MATURITY     (000)             VALUE
COMMERCIAL PAPER-17.77%(a)
FINANCIAL-17.71%

ASSET BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-2.94%

Atlantis One Funding Corp.-144A
  1.98%                                        09/03/02   $  150,695   $   150,678,424
--------------------------------------------------------------------------------------
  1.96%                                        09/24/02       94,729        94,610,681
--------------------------------------------------------------------------------------
  1.97%                                        10/01/02      120,000       119,803,000
--------------------------------------------------------------------------------------
  2.03%                                        10/18/02       76,101        75,899,311
--------------------------------------------------------------------------------------
  1.99%                                        11/05/02      118,761       118,334,285
--------------------------------------------------------------------------------------
  1.99%                                        11/06/02       92,954        92,614,873
--------------------------------------------------------------------------------------
  2.02%                                        11/07/02      139,502       138,977,550
--------------------------------------------------------------------------------------
  1.98%                                        12/02/02      150,000       149,241,000
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.81%                                        09/27/02       19,989        19,962,870
--------------------------------------------------------------------------------------
  1.81%                                        09/30/02      101,024       100,876,701
--------------------------------------------------------------------------------------
  1.80%                                        10/02/02       34,862        34,807,964
======================================================================================
                                                                         1,095,806,659
======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.49%

Old Line Funding Corp.-144A
  1.80%                                        10/02/02       35,478        35,423,009
--------------------------------------------------------------------------------------
  1.80%                                        10/21/02       50,286        50,160,285
--------------------------------------------------------------------------------------
Thunder Bay Funding Inc.-144A
  1.80%                                        09/12/02       30,147        30,130,419
--------------------------------------------------------------------------------------
  1.80%                                        10/01/02       49,043        48,969,435
--------------------------------------------------------------------------------------
  1.80%                                        10/07/02       19,118        19,083,588
======================================================================================
                                                                           183,766,736
======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.29%

Aquinas Funding LLC-144A (Rabobank-ABS
  Program Sponsor)
  1.81%                                        09/09/02       75,000        74,969,833
--------------------------------------------------------------------------------------
  2.04%                                        09/10/02      110,000       109,943,900
--------------------------------------------------------------------------------------


                                                              PAR
                                               MATURITY       (000)           VALUE
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Enterprise Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.81%                                        09/16/02   $   13,418   $    13,407,881
--------------------------------------------------------------------------------------
  1.71%                                        10/07/02       19,482        19,448,686
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.80%                                        09/13/02       20,601        20,588,639
--------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.80%                                        09/10/02      100,000        99,955,000
--------------------------------------------------------------------------------------
  1.80%                                        09/11/02      100,000        99,950,000
--------------------------------------------------------------------------------------
  2.04%                                        09/16/02      100,000        99,915,000
--------------------------------------------------------------------------------------
Tulip Funding Corp.-144A (ABN AMRO Bank
  N.V.-ABS Program Sponsor)
  1.80%                                        09/11/02      110,169       110,113,916
--------------------------------------------------------------------------------------
  1.80%                                        09/18/02      108,105       108,013,111
--------------------------------------------------------------------------------------
Variable Funding Capital Corp.-144A (Wachovia
  Bank N.A.-ABS Program Sponsor)
  1.97%                                        04/04/03      100,000        98,823,472
======================================================================================
                                                                           855,129,438
======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-5.29%

Amsterdam Funding Corp.-144A
  1.80%                                        09/20/02       75,000        74,928,750
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
--------------------------------------------------------------------------------------
Clipper Receivables Corp.
  1.81%                                        09/05/02       60,000        59,987,933
--------------------------------------------------------------------------------------
Edison Asset Securitization, LLC-144A
  1.91%                                        10/02/02       80,000        79,868,422
--------------------------------------------------------------------------------------
  1.91%                                        10/04/02      150,000       149,737,375
--------------------------------------------------------------------------------------
  2.10%                                        10/07/02      125,000       124,737,500
--------------------------------------------------------------------------------------
  2.05%                                        10/08/02      100,000        99,789,306
--------------------------------------------------------------------------------------
  1.80%                                        10/09/02      137,910       137,647,971
--------------------------------------------------------------------------------------
  2.05%                                        10/09/02      100,000        99,783,611
--------------------------------------------------------------------------------------
  1.80%                                        10/11/02      150,000       149,700,000
--------------------------------------------------------------------------------------
  1.98%                                        11/06/02      100,000        99,637,000
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.80%                                        09/12/02      150,000       149,917,500
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.80%                                        09/12/02       12,523        12,516,112
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Quincy Capital Corp.-144A
  1.80%                                        09/06/02   $   44,311   $    44,299,922
--------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.80%                                        09/18/02       63,319        63,265,179
--------------------------------------------------------------------------------------
Sheffield Receivables Corp.-144A
  1.74%                                        09/05/02      100,000        99,980,667
--------------------------------------------------------------------------------------
  1.74%                                        09/09/02      100,000        99,961,333
--------------------------------------------------------------------------------------
  2.01%                                        11/21/02       31,160        31,019,079
--------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.80%                                        09/20/02      100,000        99,905,000
--------------------------------------------------------------------------------------
  1.80%                                        11/25/02       50,000        49,787,500
--------------------------------------------------------------------------------------
  1.77%                                        12/23/02      100,000        99,444,417
======================================================================================
                                                                         1,975,146,494
======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-2.19%

Bills Securitization Ltd.
  2.00%                                        10/29/02       90,000        89,710,000
--------------------------------------------------------------------------------------
  2.02%                                        11/15/02       44,500        44,312,729
--------------------------------------------------------------------------------------
  2.02%                                        11/18/02      150,000       149,343,500
--------------------------------------------------------------------------------------
  2.03%                                        11/26/02      100,000        99,515,056
--------------------------------------------------------------------------------------
FCAR Owner Trust
  1.80%                                        10/21/02      100,000        99,750,000
--------------------------------------------------------------------------------------
  1.80%                                        10/23/02       50,000        49,870,000
--------------------------------------------------------------------------------------
  1.80%                                        11/12/02      100,000        99,640,000
--------------------------------------------------------------------------------------
  1.80%                                        11/14/02      100,000        99,630,000
--------------------------------------------------------------------------------------
  1.77%                                        12/20/02       85,000        84,540,292
======================================================================================
                                                                           816,311,577
======================================================================================

BANKS-2.00%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  2.04%                                        02/05/03      150,000       148,665,500
--------------------------------------------------------------------------------------
  1.98%                                        02/07/03      100,000        99,125,500
--------------------------------------------------------------------------------------
Citicorp
  1.78%                                        11/04/02      200,000       199,367,111
--------------------------------------------------------------------------------------
  1.78%                                        11/05/02       50,000        49,839,306
--------------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc. (Germany)
  1.80%                                        10/07/02      150,000       149,730,000
--------------------------------------------------------------------------------------
  2.10%                                        10/18/02      100,000        99,725,833
======================================================================================
                                                                           746,453,250
======================================================================================


                                                              PAR
                                               MATURITY      (000)           VALUE

DIVERSIFIED FINANCIAL SERVICES-2.51%

BP Capital Markets PLC (United Kingdom)
  2.00%                                        11/06/02   $  100,000   $    99,633,333
--------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.91%                                        09/03/02      440,000       439,953,311
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  2.00%                                        12/04/02       20,000        19,895,556
--------------------------------------------------------------------------------------
  2.00%                                        12/05/02       50,000        49,736,111
--------------------------------------------------------------------------------------
  2.00%                                        12/06/02       50,000        49,733,333
--------------------------------------------------------------------------------------
  2.08%                                        12/09/02      150,000       149,142,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.
  1.80%                                        09/17/02      127,657       127,554,874
======================================================================================
                                                                           935,648,518
======================================================================================
    Total Financial                                                      6,608,262,672
======================================================================================

INDUSTRIALS-0.06%

INDUSTRIAL CONGLOMERATES-0.06%

General Electric Co.
  2.03%                                        09/11/02       22,000        21,987,594
======================================================================================
    Total Industrials                                                       21,987,594
======================================================================================
    Total Commercial Paper (Cost
      $6,630,250,266)                                                    6,630,250,266
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-3.72%

FEDERAL FARM CREDIT BANK-0.33%

Bonds,
  2.30%                                        08/06/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.80%                                        09/03/03       75,000        75,000,000
======================================================================================
                                                                           125,000,000
======================================================================================

FEDERAL HOME LOAN BANK-3.21%

Unsec. Bonds,
  2.11%                                        08/12/03      129,000       129,000,000
--------------------------------------------------------------------------------------
  2.25%                                        08/14/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/02/03      350,000       350,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/12/03      185,000       185,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/17/03       85,000        85,000,000
--------------------------------------------------------------------------------------
  2.07%                                        09/23/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.08%                                        09/26/03       50,000        50,000,000
======================================================================================
                                                                         1,199,000,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

OVERSEAS PRIVATE INVESTMENT CORP.-0.18%

Floating Rate Notes,
  1.80%(b)                                     01/15/09   $   65,787   $    65,786,500
======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,389,786,500)                                              1,389,786,500
======================================================================================
U.S. TREASURY BILLS-0.27%
1.54%(a)                                       01/16/03      100,000        99,413,944
======================================================================================
    Total U.S. Treasury Bills (Cost
      $99,413,944)                                                          99,413,944
======================================================================================
VARIABLE RATE DEMAND NOTES-3.41%

INSURED-1.33%(c)(d)(e)

Alaska State Housing Finance Corp.; Series B
  RB
  1.85%                                        12/01/36       10,000        10,000,000
--------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  1.80%                                        05/15/17       16,895        16,895,000
--------------------------------------------------------------------------------------
  1.80%                                        05/15/25       23,500        23,500,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Series B IDR
  1.92%                                        01/01/28        5,990         5,990,000
--------------------------------------------------------------------------------------
California Housing Finance Agency; Series K
  RB
  1.74%                                        08/01/31       24,695        24,695,000
--------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  1.82%                                        11/15/16       50,650        50,650,000
--------------------------------------------------------------------------------------
  1.85%                                        05/15/33       20,000        20,000,000
--------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.75%                                        01/01/45       27,850        27,850,000
--------------------------------------------------------------------------------------
  1.80%                                        01/01/47       38,620        38,620,000
--------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.85%                                        08/01/37      200,000       200,000,000
--------------------------------------------------------------------------------------
Michigan State Housing Development Authority;
  Series C RB
  1.85%                                        12/01/20        2,090         2,090,000
--------------------------------------------------------------------------------------
New Jersey Sports & Exhibition Authority;
  Series C RB
  1.86%                                        03/01/05       16,235        16,235,000
--------------------------------------------------------------------------------------
New Orleans (City of) Pension; RB
  1.80%                                        09/01/30       33,760        33,760,000
--------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.91%                                        02/01/26       10,235        10,235,000
--------------------------------------------------------------------------------------
Rhode Island State Student Loan Authority;
  Series 4 RB
  1.80%                                        12/01/34       15,000        15,000,000
======================================================================================
                                                                           495,520,000
======================================================================================


                                                             PAR
                                               MATURITY     (000)           VALUE

LETTER OF CREDIT GUARANTEED-2.05%(d)(f)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     06/01/17   $    4,400   $     4,400,000
--------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes (LOC-Bank of America N.A.)
  1.90%(c)                                     05/01/31       11,000        11,000,000
--------------------------------------------------------------------------------------
Arkansas Development Finance Authority
  (Potlatch Corp. Projects); Industrial
  Facilities Series B IDR (LOC-Bank of
  America N.A.)
  1.86%(c)                                     08/01/30       14,450        14,450,000
--------------------------------------------------------------------------------------
B. Braun Medical Inc.; Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     02/01/15       48,185        48,185,000
--------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.87%(c)                                     07/01/08       91,030        91,030,000
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  IDR (LOC-First Union National Bank)
  1.82%(c)                                     07/01/12        3,535         3,535,000
--------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.85%(g)                                     02/15/27       10,100        10,100,000
--------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project);
  Series H PCR (LOC-Chase Manhattan Bank)
  1.82%(c)                                     12/01/36       30,820        30,820,000
--------------------------------------------------------------------------------------
  Series I PCR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     12/01/36       62,920        62,920,000
--------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.81%(c)                                     09/01/19       18,800        18,800,000
--------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       11,753        11,753,000
--------------------------------------------------------------------------------------
  1.90%(c)                                     09/01/20       15,857        15,857,000
--------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.90%(c)                                     07/01/20       15,300        15,300,000
--------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.87%(h)                                     09/01/12        9,815         9,815,000
--------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.86%(c)                                     08/31/16       10,735        10,735,000
--------------------------------------------------------------------------------------
Gulf States Paper Corp.; Unsec. Bonds
  (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     11/01/18       25,000        25,000,000
--------------------------------------------------------------------------------------
La Mirada California Industrial Development
  Authority (Rykoff-Sexton, Inc. Project);
  IDR (LOC-Bank One N.A.)
  1.90%(c)                                     12/01/26        5,200         5,200,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.90%(c)                                     06/01/36   $  115,000   $   115,000,000
--------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Telepak
  Inc. Project); IDR (LOC-Wachovia Bank N.A.)
  1.82%(c)                                     05/01/17       20,000        20,000,000
--------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.85%(g)                                     08/01/31       18,540        18,540,000
--------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.81%(c)                                     06/01/33        8,700         8,700,000
--------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo)
  1.90%(h)                                     06/01/27        6,000         6,000,000
--------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.90%(c)                                     01/15/15        4,020         4,020,000
--------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project (Old Manchester);
  Series B RB (LOC-Wachovia Bank N.A.)
  1.90%(h)                                     12/01/25        1,590         1,590,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Raleigh; Series A
  RB (LOC-Bank of America N.A.)
  1.87%(c)                                     06/01/18        7,500         7,500,000
--------------------------------------------------------------------------------------
Sabine River Authority (TXU Energy Co. LLC
  Project); Series E PCR (LOC-Chase Manhattan
  Bank)
  1.82%(c)                                     12/01/36       44,615        44,615,000
--------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB (LOC-Bank of New York)
  Series G,
  1.90%(c)                                     08/01/29        8,000         8,000,000
--------------------------------------------------------------------------------------
  Series H,
  1.85%(c)                                     08/01/29       16,100        16,100,000
--------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Series
  96A Notes (LOC-Standard Federal Bank)
  1.92%(c)                                     10/01/46        5,915         5,915,000
--------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Bonds (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     08/01/19           60            60,000
--------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.92%(c)                                     10/01/23        3,470         3,470,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
LETTER OF CREDIT GUARANTEED-(CONTINUED)

TP Racing L.L.L.P.; Floating Rate Notes
  (LOC-Bank One Trust Co. N.A.)
  1.90%(c)                                     06/01/30   $   29,430   $    29,430,000
--------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR (LOC-Bank One Chicago N.A.)
  1.90%(c)                                     10/01/27       34,400        34,400,000
--------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Notes (LOC-Wachovia Bank N.A.)
  1.87%(c)                                     07/01/26       49,100        49,100,000
--------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)
  1.81%(c)                                     07/01/17        3,800         3,800,000
======================================================================================
                                                                           765,140,000
======================================================================================

CORPORATE GUARANTEED-0.03%

Mississippi Business Finance Corp. (General
  Electric Plastics Project); IDR
  1.80%(d)(h)(i)                               02/01/23       12,000        12,000,000
======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,272,660,000)                                                    1,272,660,000
======================================================================================
ASSET BACKED NOTES-1.80%

COMMERCIAL, LOANS/LEASES-0.23%

Caterpillar Financial Asset Trust
  1.82%                                        07/25/03       85,347        85,347,383
======================================================================================

CONSUMER RECEIVABLES-0.56%

Honda Auto Receivables Owner Trust
  1.82%                                        08/18/03       68,315        68,314,855
--------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust
  1.70%                                        09/08/03      142,000       142,000,000
======================================================================================
                                                                           210,314,855
======================================================================================

FULLY BACKED-1.01%

Americredit Automobile Receivables Trust(e)
  1.71%                                        09/08/03       85,000        85,000,000
--------------------------------------------------------------------------------------
Drive Auto Receivables Trust(e)
  1.88%                                        07/15/03       30,611        30,611,236
--------------------------------------------------------------------------------------
Household Automotive Trust(e)
  1.77%                                        09/17/03      150,000       150,000,000
--------------------------------------------------------------------------------------
Residential Asset Securities Corp.(e)
  1.73%                                        08/25/03       25,000        25,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
FULLY BACKED-(CONTINUED)

Triad Auto Receivables Owner Trust(e)
  1.72%                                        09/12/03   $   87,000   $    87,000,000
======================================================================================
                                                                           377,611,236
======================================================================================
    Total Asset Backed Notes (Cost
      $673,273,474)                                                        673,273,474
======================================================================================
CERTIFICATES OF DEPOSIT-18.81%
Abbey National PLC (United Kingdom)
  2.46%                                        10/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Bank of New York
  1.69%                                        08/11/03      100,000        99,990,607
--------------------------------------------------------------------------------------
Bank of Scotland PLC (United Kingdom)
  3.42%                                        09/11/02       40,000        40,015,295
--------------------------------------------------------------------------------------
  2.58%                                        09/30/02       75,000        75,006,433
--------------------------------------------------------------------------------------
  2.45%                                        10/07/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  3.38%                                        09/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.97%                                        09/24/02       18,000        18,000,057
--------------------------------------------------------------------------------------
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.96%                                        09/26/02      100,000       100,000,344
--------------------------------------------------------------------------------------
  2.18%                                        09/30/02       50,000        50,000,398
--------------------------------------------------------------------------------------
  2.10%                                        01/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
BNP Paribas (France)
  2.11%                                        09/09/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.00%                                        09/27/02      123,500       123,500,000
--------------------------------------------------------------------------------------
  2.16%                                        10/29/02       80,000        80,000,000
--------------------------------------------------------------------------------------
  2.50%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.25%                                        12/13/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Credit Suisse First Boston (Switzerland)
  2.11%                                        12/30/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        12/31/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Danske Bank (Denmark)
  2.25%                                        12/13/02       90,000        90,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY      (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

Deutsche Bank AG (Germany)
  3.63%                                        09/06/02   $  100,000   $    99,999,799
--------------------------------------------------------------------------------------
  2.05%                                        09/30/02      100,000        99,990,450
--------------------------------------------------------------------------------------
  2.06%                                        10/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.14%                                        10/31/02      100,000       100,013,088
--------------------------------------------------------------------------------------
  2.29%                                        11/19/02      100,000        99,996,784
--------------------------------------------------------------------------------------
  2.01%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.01%                                        02/18/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        04/30/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Dexia Banque Belgique (Belgium)
  2.12%                                        11/08/02       12,000        11,999,778
--------------------------------------------------------------------------------------
  2.11%                                        02/11/03      100,000       100,002,232
--------------------------------------------------------------------------------------
Dresdner Bank (Germany)
  2.05%                                        09/12/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.04%                                        10/22/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.05%                                        10/23/02       80,000        80,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-New York (Germany)
  2.57%                                        12/10/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
  1.96%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.94%                                        09/30/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/05/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.77%                                        12/06/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.29%                                        02/13/03      150,000       150,000,000
--------------------------------------------------------------------------------------
  2.30%                                        02/18/03       50,000        50,000,000
--------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.80%                                        09/20/02      200,000       200,000,000
--------------------------------------------------------------------------------------
  1.81%                                        11/22/02      150,000       150,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/27/02      250,000       250,000,000
--------------------------------------------------------------------------------------
  1.78%                                        12/30/02      250,000       250,000,000
--------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  2.03%                                        10/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/04/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.01%                                        12/09/02       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.16%                                        02/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.02%                                        02/19/03      100,000       100,002,343
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  1.94%                                        09/25/02   $  100,000   $   100,000,000
--------------------------------------------------------------------------------------
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.07%                                        12/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.15%                                        02/10/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.02%                                        03/24/03       50,000        50,000,000
--------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.95%                                        09/25/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.51%                                        03/28/03      100,000       100,002,813
--------------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United Kingdom)
  2.10%                                        02/13/03      100,000       100,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  2.01%                                        09/27/02       50,000        50,000,337
--------------------------------------------------------------------------------------
  2.11%                                        02/14/03      100,000       100,002,272
--------------------------------------------------------------------------------------
  2.00%                                        04/10/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.89%                                        09/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.30%                                        11/19/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.53%                                        11/25/02      100,000        99,997,699
--------------------------------------------------------------------------------------
  2.03%                                        03/24/03      100,000       100,005,581
--------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000       200,000,000
--------------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  2.50%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.10%                                        02/13/03       50,000        50,000,000
--------------------------------------------------------------------------------------
U.S. Bank N.A.-Minneapolis
  2.00%                                        11/04/02      100,000       100,000,000
======================================================================================
    Total Certificates of Deposit (Cost
      $7,018,528,582)                                                    7,018,528,582
======================================================================================
BANK NOTES-1.87%
La Salle Bank N.A.
  1.93%                                        09/23/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.48%                                        10/03/02      100,000        99,999,133
--------------------------------------------------------------------------------------
  2.06%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  2.40%                                        12/10/02       80,000        80,000,000
--------------------------------------------------------------------------------------
National City Bank of Indiana(g)
  1.92%                                        01/09/03      100,000        99,998,219
--------------------------------------------------------------------------------------
  1.93%                                        02/28/03      100,000        99,995,068
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
BANK NOTES-(CONTINUED)

U.S. Bank N.A.-North Dakota
  1.74%(g)                                     04/30/03   $  120,000   $   119,963,779
======================================================================================
    Total Bank Notes (Cost $699,956,199)                                   699,956,199
======================================================================================
BANKERS' ACCEPTANCES-0.23%(a)
Wachovia Bank, N.A.
  1.94%                                        11/18/02       20,000        19,915,933
--------------------------------------------------------------------------------------
  1.94%                                        11/19/02       15,000        14,936,142
--------------------------------------------------------------------------------------
  1.94%                                        11/20/02       15,169        15,103,922
--------------------------------------------------------------------------------------
  1.94%                                        11/22/02        7,000         6,969,068
--------------------------------------------------------------------------------------
  1.94%                                        11/25/02        8,000         7,963,356
--------------------------------------------------------------------------------------
  1.94%                                        11/26/02       20,000        19,907,311
======================================================================================
    Total Bankers' Acceptances (Cost
      $84,795,732)                                                          84,795,732
======================================================================================
MASTER NOTE AGREEMENTS-4.92%
J.P. Morgan Securities, Inc.
  1.98%(j)                                     11/04/02      263,000       263,000,000
--------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
  1.97%(k)                                          --       350,000       350,000,000
--------------------------------------------------------------------------------------
  2.04%(l)                                     08/18/03      440,000       440,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(m)                                     09/17/02      785,000       785,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $1,838,000,000)                                                    1,838,000,000
======================================================================================
MEDIUM TERM NOTES-5.24%
General Electric Capital Corp.-Series A
  1.76%(h)                                     09/19/02      100,000        99,999,005
--------------------------------------------------------------------------------------
  8.43%                                        11/25/02       25,000        25,339,294
--------------------------------------------------------------------------------------
  1.81%(h)                                     07/09/03      332,900       332,900,000
--------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(g)
  1.99%                                        09/11/02       60,000        60,000,000
--------------------------------------------------------------------------------------
  1.99%                                        10/15/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        11/20/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        12/04/02      100,000       100,000,000
--------------------------------------------------------------------------------------
  1.99%                                        01/23/03       50,000        50,000,000
--------------------------------------------------------------------------------------
Merck & Co. Inc.(h)
  1.77%                                        10/25/02       55,000        55,000,000
--------------------------------------------------------------------------------------
  1.77%                                        11/26/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Merrill Lynch & Co.
  2.46%                                        12/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley
  1.96%(g)                                     02/21/03   $  195,000   $   195,000,000
--------------------------------------------------------------------------------------
  1.92%(g)                                     03/03/03      200,000       200,000,000
--------------------------------------------------------------------------------------
  2.08%(b)                                     03/13/03       22,500        22,526,949
--------------------------------------------------------------------------------------
  2.17%(g)                                     04/07/03       71,000        71,089,079
--------------------------------------------------------------------------------------
  2.01%(b)                                     05/05/03       92,000        92,136,787
--------------------------------------------------------------------------------------
Toyota Motor Credit Corp. (Japan)
  1.92%(g)                                     09/30/02      100,000       100,000,000
--------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)
  1.94%(b)                                     06/18/03      150,000       150,107,338
======================================================================================
    Total Medium Term Notes (Cost
      $1,954,098,452)                                                    1,954,098,452
======================================================================================
PROMISSORY NOTES-5.22%
Goldman Sachs Group, L.P.
  2.02%                                        10/10/02      400,000       400,000,000
--------------------------------------------------------------------------------------
  2.06%                                        11/05/02      355,000       355,000,000
--------------------------------------------------------------------------------------
  2.05%                                        12/13/02      190,000       190,000,000
--------------------------------------------------------------------------------------
  2.00%                                        12/16/02      175,000       175,000,000
--------------------------------------------------------------------------------------
  2.05%                                        01/27/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.02%                                        02/03/03      300,000       300,000,000
--------------------------------------------------------------------------------------
  2.04%                                        02/27/03       28,000        28,000,000
--------------------------------------------------------------------------------------
  2.06%                                        03/21/03      200,000       200,000,000
======================================================================================
    Total Promissory Notes (Cost
      $1,948,000,000)                                                    1,948,000,000
======================================================================================
TIME DEPOSITS-7.39%
ABN AMRO-Cayman (Netherlands)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
BNP Paribas-Cayman (France)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.88%                                        09/03/02        5,000         5,000,000
--------------------------------------------------------------------------------------
Dresdner Bank-Cayman (Germany)
  1.78%                                        09/03/02      400,000       400,000,000
--------------------------------------------------------------------------------------
Regions Bank-Cayman
  1.78%                                        09/03/02      246,451       246,450,663
--------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.78%                                        09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.88%                                        09/03/02      205,000       205,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
TIME DEPOSITS-(CONTINUED)

Wells Fargo Bank Minnesota, NA-Cayman
  1.75%                                        09/03/02   $  500,000   $   500,000,000
======================================================================================
    Total Time Deposits (Cost $2,756,450,663)                            2,756,450,663
======================================================================================
OTHER SHORT-TERM OBLIGATIONS-0.27%

PUTTABLE RESET SECURITIES-0.27%

Merck & Co., Inc.; PURS Notes,
  4.54%()                                      02/24/03       50,000        50,510,496
--------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%()                                      06/01/03       50,000        50,855,099
======================================================================================
    Total Other Short-Term Obligations (Cost
      $101,365,595)                                                        101,365,595
======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $26,466,579,407)                                 26,466,579,407
======================================================================================
REPURCHASE AGREEMENTS(n)-29.89%
Bank of America Securities LLC
  1.89%(o)                                     09/03/02    1,500,000     1,500,000,000
--------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
  1.83%(p)                                     09/03/02      498,709       498,709,301
--------------------------------------------------------------------------------------
  1.89%(q)                                     09/03/02      424,559       424,559,333
--------------------------------------------------------------------------------------
BMO Nesbitt Burns Corp. (Canada)
  1.88%(r)                                     09/03/02       70,000        70,000,000
--------------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
  1.89%(s)                                     09/03/02    1,483,479     1,483,479,412
--------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
  1.88%(t)                                     09/03/02      197,592       197,591,709
--------------------------------------------------------------------------------------
First Union Capital Markets
  1.89%(u)                                     09/03/02      750,000       750,000,000
--------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.89%(v)                                     09/03/02      500,000       500,000,000
--------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.89%(w)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.88%(x)                                     09/03/02      370,000       370,000,000
--------------------------------------------------------------------------------------
Societe Generale (France)
  1.89%(y)                                     09/03/02      100,000       100,000,000
--------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  1.89%(z)                                     09/03/02    1,000,000     1,000,000,000
--------------------------------------------------------------------------------------
  1.89%(aa)                                    09/03/02    3,000,000     3,000,000,000
--------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)           VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Westdeutsche Landesbank Girozentrale
  (Germany)
  1.89%(ab)                                    09/03/02   $  260,377   $   260,377,345
======================================================================================
    Total Repurchase Agreements (Cost
      $11,154,717,100)                                                  11,154,717,100
======================================================================================
TOTAL INVESTMENTS (Cost
  $37,621,296,507)(ac)-100.81%                                          37,621,296,507
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.81%)                                     (302,351,002)
======================================================================================
NET ASSETS-100.00%                                                     $37,318,945,505
======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated
144A    - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.


Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/02.
(c) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/02.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(e) Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(f) Principal and interest payments are guaranteed by the letter of credit agreement.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/02.
(h) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/02.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(k) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(l) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(n) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Repurchase agreement entered into 08/30/02 with a maturing value of $1,500,315,000. Collateralized by $1,505,721,242 U.S. Government
    obligations, 6.50% due 08/01/32 with a market value at 08/31/02 of $1,530,000,000.
(p) Joint repurchase agreement entered into 08/30/02 with a maturing value of $1,000,203,333. Collateralized by $827,780,000 U.S. Government obligations, 3.25% to 8.88% due 12/31/03 to 04/15/28 with an aggregate market value at 08/31/02 of $1,020,001,124.
(q) Joint repurchase agreement entered into 08/30/02 with a maturing value of $844,594,415. Collateralized by $815,907,000 U.S. Government obligations, 0% to 7.13% due 09/20/02 to 06/15/10 with an aggregate market value at 08/31/02 of $861,306,304.
(r) Joint repurchase agreement entered into 08/30/02 with a maturing value of $200,041,778. Collateralized by $289,194,000 U.S. Government obligations, 0% to 3.07% due 10/02/02 to 02/27/27 with an aggregate market value at 08/31/02 of $204,000,111.
(s) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,420,000. Collateralized by $1,940,631,000 U.S. Government
    obligations, 0% to 7.10% due 09/24/02 to 07/15/32 with an aggregate market value at 08/31/02 of $2,040,000,401.
(t) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(u) Repurchase agreement entered into 08/30/02 with a maturing value of $750,157,500. Collateralized by $730,492,148 U.S. Government obligations, 4.88% to 9.00% due 05/15/07 to 08/01/32 with an aggregate market value at 08/31/02 of $765,001,176.
(v) Repurchase agreement entered into 08/30/02 with a maturing value of $500,105,000. Collateralized by $490,740,448 U.S. Government obligations, 0% to 7.00% due 06/01/23 to 06/01/40 with an aggregate market value at 08/31/02 of $510,000,743.
(w) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $1,007,519,331 U.S. Government
    obligations, 3.20% to 9.50% due 11/29/04 to 09/01/32 with an aggregate market value at 08/31/02 of $1,020,148,955.
(x) Joint repurchase agreement entered into 08/30/02 with a maturing value of $500,104,444. Collateralized by $493,735,000 U.S. Government obligations, 0% to 7.25% due 05/15/03 to 05/15/12 with an aggregate market value at 08/31/02 of $515,726,787.
(y) Repurchase agreement entered into 08/30/02 with a maturing value of $100,021,000. Collateralized by $134,512,275 U.S. Government obligations, 0% to 12.50% due 01/15/08 to 03/01/31 with an aggregate market value at 08/31/02 of $102,409,935.
(z) Repurchase agreement entered into 08/30/02 with a maturing value of $1,000,210,000. Collateralized by $980,731,619 U.S. Government obligations, 5.50% to 11.00% due 04/01/09 to 08/01/32 with an aggregate market value at 08/31/02 of $1,020,001,588.
(aa)Joint repurchase agreement entered into 08/30/02 with a maturing value of $3,700,777,000. Collateralized by $3,814,978,000 U.S. Government
    obligations, 0% to 8.13% due 12/04/03 to 07/15/32 with an aggregate market value at 08/31/02 of $3,774,002,125.
(ab)Joint repurchase agreement entered into 08/30/02 with a maturing value of $325,068,250. Collateralized by $319,800,734 U.S. Government obligations, 3.87% to 7.50% due 11/01/10 to 05/01/41 with an aggregate market value at 08/31/02 of $331,500,000.
(ac)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                            $26,466,579,407
-----------------------------------------------------------------------------
Repurchase agreements                                          11,154,717,100
-----------------------------------------------------------------------------
Receivables for:
  Investments sold                                                    953,074
-----------------------------------------------------------------------------
  Interest                                                         82,285,629
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             235,646
-----------------------------------------------------------------------------
Other assets                                                           47,160
=============================================================================
    Total assets                                               37,704,818,016
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           322,415,000
-----------------------------------------------------------------------------
  Dividends                                                        58,968,806
-----------------------------------------------------------------------------
  Deferred compensation plan                                          235,646
-----------------------------------------------------------------------------
Accrued custodian fees                                              1,026,750
-----------------------------------------------------------------------------
Accrued distribution fees                                             997,349
-----------------------------------------------------------------------------
Accrued directors' fees                                                31,357
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           874,311
-----------------------------------------------------------------------------
Accrued operating expenses                                          1,323,292
=============================================================================
    Total liabilities                                             385,872,511
=============================================================================
Net assets applicable to shares outstanding                   $37,318,945,505
=============================================================================

NET ASSETS:

Institutional Class                                           $29,122,702,342
=============================================================================
Private Investment Class                                      $   808,457,110
=============================================================================
Personal Investment Class                                     $    30,277,422
=============================================================================
Cash Management Class                                         $ 5,760,074,331
=============================================================================
Reserve Class                                                 $    51,279,011
=============================================================================
Resource Class                                                $ 1,546,155,289
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            29,120,777,396
=============================================================================
Private Investment Class                                          808,379,947
=============================================================================
Personal Investment Class                                          30,276,384
=============================================================================
Cash Management Class                                           5,759,698,458
=============================================================================
Reserve Class                                                      51,278,823
=============================================================================
Resource Class                                                  1,546,077,894
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                      $928,277,269
==========================================================================

EXPENSES:

Advisory fees                                                   62,470,457
--------------------------------------------------------------------------
Administrative services fees                                     1,576,395
--------------------------------------------------------------------------
Custodian fees                                                   2,344,293
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       6,202,091
--------------------------------------------------------------------------
  Personal Investment Class                                        149,818
--------------------------------------------------------------------------
  Cash Management Class                                          5,729,907
--------------------------------------------------------------------------
  Reserve Class                                                    261,146
--------------------------------------------------------------------------
  Resource Class                                                 3,135,732
--------------------------------------------------------------------------
Transfer agent fees                                              6,788,150
--------------------------------------------------------------------------
Directors' fees                                                    210,962
--------------------------------------------------------------------------
Other                                                            2,819,021
==========================================================================
    Total expenses                                              91,687,972
==========================================================================
Less: Fees waived                                              (34,962,248)
--------------------------------------------------------------------------
    Net expenses                                                56,725,724
==========================================================================
Net investment income                                          871,551,545
==========================================================================
Net realized gain from investment securities                       929,565
==========================================================================
Net increase in net assets resulting from operations          $872,481,110
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   871,551,545    $ 1,774,540,033
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    929,565          1,329,954
============================================================================================
    Net increase in net assets resulting from operations      872,481,110      1,775,869,987
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                        (699,238,125)    (1,378,986,654)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (23,638,000)       (55,993,893)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                      (309,171)          (928,046)
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (117,705,827)      (280,619,189)
--------------------------------------------------------------------------------------------
  Reserve Class                                                  (285,587)          (112,523)
--------------------------------------------------------------------------------------------
  Resource Class                                              (30,374,835)       (57,899,728)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                       2,349,669,794      9,418,251,261
--------------------------------------------------------------------------------------------
  Private Investment Class                                   (481,056,789)       337,156,023
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    18,347,438         (2,250,390)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       260,027,687      1,971,296,794
--------------------------------------------------------------------------------------------
  Reserve Class                                                46,109,690          2,674,691
--------------------------------------------------------------------------------------------
  Resource Class                                              276,712,399        166,866,497
============================================================================================
    Net increase in net assets                              2,470,739,784     11,895,324,830
============================================================================================
NET ASSETS:

  Beginning of year                                        34,848,205,721     22,952,880,891
============================================================================================
  End of year                                             $37,318,945,505    $34,848,205,721
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $37,316,489,404    $34,846,678,683
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                (502)                --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                  2,456,603          1,527,038
============================================================================================
                                                          $37,318,945,505    $34,848,205,721
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding Rule 12b-1 distribution fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. This limitation may be terminated or modified at any time. For the year ended August 31, 2002, AIM waived fees of $31,235,229.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $1,576,395 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $6,247,046 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,721,254, $100,616, $4,583,926, $210,146 and
$3,135,732, respectively, as compensation under the Plan, and FMC waived fees of $3,727,019.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $99,087 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2002 and 2001 were as follows:

                                                                  2002            2001
                                                              ------------   --------------
Distributions paid from ordinary income                       $871,551,545   $1,774,540,033
===========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income                                 $     3,083,315
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (627,214)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     37,316,489,404
=============================================================================
                                                              $37,318,945,505
=============================================================================

  Temporary book/tax differences are primarily a result of timing differences for recognition of directors' deferred compensation and retirement plan expenses.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year reclassifications on August 31, 2002, undistributed net investment income was decreased by $502 and paid-in capital increased by $502. This reclassification has no effect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                            2002                                   2001
                            ------------------------------------   ------------------------------------
                                 SHARES             AMOUNT              SHARES             AMOUNT
                            ----------------   -----------------   ----------------   -----------------
Sold:
  Institutional Class        586,514,671,312   $ 586,514,671,312    399,509,142,238   $ 399,509,142,238
-------------------------------------------------------------------------------------------------------
  Private Investment Class    17,787,233,352      17,787,233,352     12,233,301,324      12,233,301,324
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        135,176,893         135,176,893        120,589,236         120,589,236
-------------------------------------------------------------------------------------------------------
  Cash Management Class       93,169,483,414      93,169,483,414     89,653,200,894      89,653,200,894
-------------------------------------------------------------------------------------------------------
  Reserve Class                  132,778,052         132,778,052         30,335,661          30,335,661
-------------------------------------------------------------------------------------------------------
  Resource Class              11,871,763,813      11,871,763,813      9,184,680,641       9,184,680,641
-------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class            191,080,549         191,080,549        252,383,598         252,383,598
-------------------------------------------------------------------------------------------------------
  Private Investment Class         9,235,046           9,235,046         17,505,606          17,505,606
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                            222,812             222,812            696,703             696,703
-------------------------------------------------------------------------------------------------------
  Cash Management Class           84,049,065          84,049,065        199,465,681         199,465,681
-------------------------------------------------------------------------------------------------------
  Reserve Class                      217,048             217,048             53,183              53,183
-------------------------------------------------------------------------------------------------------
  Resource Class                  27,437,407          27,437,407         55,351,835          55,351,835
-------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class       (584,356,082,067)   (584,356,082,067)  (390,343,274,575)   (390,343,274,575)
-------------------------------------------------------------------------------------------------------
  Private Investment Class   (18,277,525,187)    (18,277,525,187)   (11,913,650,907)    (11,913,650,907)
-------------------------------------------------------------------------------------------------------
  Personal Investment
    Class                       (117,052,267)       (117,052,267)      (123,536,329)       (123,536,329)
-------------------------------------------------------------------------------------------------------
  Cash Management Class      (92,993,504,792)    (92,993,504,792)   (87,881,369,781)    (87,881,369,781)
-------------------------------------------------------------------------------------------------------
  Reserve Class                  (86,885,410)        (86,885,410)       (27,714,153)        (27,714,153)
-------------------------------------------------------------------------------------------------------
  Resource Class             (11,622,488,821)    (11,622,488,821)    (9,073,165,979)     (9,073,165,979)
=======================================================================================================
                               2,469,810,219   $   2,469,810,219     11,893,994,876   $  11,893,994,876
=======================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     CASH MANAGEMENT CLASS
                                ---------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------------
                                   2002            2001         2000         1999        1998
                                ----------      ----------   ----------   ----------   --------
Net asset value, beginning of
  period                        $     1.00      $     1.00   $     1.00   $     1.00   $   1.00
-----------------------------------------------------------------------------------------------
Net investment income                 0.02            0.05         0.06         0.05       0.06
-----------------------------------------------------------------------------------------------
Less distributions from net
  investment income                  (0.02)          (0.05)       (0.06)       (0.05)     (0.06)
===============================================================================================
Net asset value, end of period  $     1.00      $     1.00   $     1.00   $     1.00   $   1.00
===============================================================================================
Total return                          2.08%           5.45%        6.04%        5.09%      5.66%
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $5,760,074      $5,499,916   $3,528,435   $1,078,777   $655,975
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                    0.19%(a)        0.18%        0.17%        0.17%      0.16%
-----------------------------------------------------------------------------------------------
  Without fee waivers                 0.29%(a)        0.29%        0.29%        0.28%      0.28%
===============================================================================================
Ratio of net investment income
  to average net assets               2.04%(a)        5.11%        5.96%        4.94%      5.51%
===============================================================================================

(a)  Ratios are based on average daily net assets of $5,729,906,526.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     INSTITUTIONAL CLASS
                             --------------------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,
                             --------------------------------------------------------------------
                                2002             2001          2000          1999         1998
                             -----------      -----------   -----------   ----------   ----------
Net asset value, beginning
  of period                  $      1.00      $      1.00   $      1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------
Net investment income               0.02             0.05          0.06         0.05         0.06
-------------------------------------------------------------------------------------------------
Less distributions from net
  investment income                (0.02)           (0.05)        (0.06)       (0.05)       (0.06)
=================================================================================================
Net asset value, end of
  period                     $      1.00      $      1.00   $      1.00   $     1.00   $     1.00
=================================================================================================
Total return                        2.16%            5.54%         6.12%        5.17%        5.74%
=================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)             $29,122,702      $26,772,308   $17,353,163   $4,541,935   $3,097,539
=================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers                  0.11%(a)         0.10%         0.09%        0.09%        0.08%
-------------------------------------------------------------------------------------------------
  Without fee waivers               0.19%(a)         0.19%         0.19%        0.18%        0.18%
=================================================================================================
Ratio of net investment
  income to average net
  assets                            2.12%(a)         5.19%         6.04%        5.02%        5.59%
=================================================================================================

(a)  Ratios are based on average daily net assets of $33,062,690,637.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     PERSONAL INVESTMENT CLASS
                                         --------------------------------------------------
                                                                            JANUARY 4, 1999
                                                                              (DATE SALES
                                              YEAR ENDED AUGUST 31,          COMMENCED) TO
                                         --------------------------------     AUGUST 31,
                                          2002          2001       2000          1999
                                         -------       -------    -------   ---------------
Net asset value, beginning of period     $  1.00       $  1.00    $  1.00       $ 1.00
-------------------------------------------------------------------------------------------
Net investment income                       0.02          0.05       0.05         0.01
-------------------------------------------------------------------------------------------
Less distributions from net investment
  income                                   (0.02)        (0.05)     (0.05)       (0.01)
===========================================================================================
Net asset value, end of period           $  1.00       $  1.00    $  1.00       $ 1.00
===========================================================================================
Total return(a)                             1.65%         5.01%      5.60%        2.94%
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $30,277       $11,930    $14,179       $  994
===========================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                          0.61%(b)      0.60%      0.59%        0.59%(c)
-------------------------------------------------------------------------------------------
  Without fee waivers                       0.94%(b)      0.94%      0.94%        0.93%(c)
===========================================================================================
Ratio of net investment income to
  average net assets                        1.62%(b)      4.69%      5.54%        4.52%(c)
===========================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $19,975,747.
(c)  Annualized.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     PRIVATE INVESTMENT CLASS
                                     --------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                     --------------------------------------------------------
                                       2002           2001        2000       1999      1998
                                     --------      ----------   --------   --------   -------
Net asset value, beginning of
  period                             $   1.00      $     1.00   $   1.00   $   1.00   $  1.00
---------------------------------------------------------------------------------------------
Net investment income                    0.02            0.05       0.06       0.05      0.05
---------------------------------------------------------------------------------------------
Less distributions from net
  investment income                     (0.02)          (0.05)     (0.06)     (0.05)    (0.05)
=============================================================================================
Net asset value, end of period       $   1.00      $     1.00   $   1.00   $   1.00   $  1.00
=============================================================================================
Total return                             1.85%           5.22%      5.81%      4.85%     5.43%
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $808,457      $1,289,479   $952,177   $266,031   $70,058
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.41%(a)        0.40%      0.39%      0.39%     0.38%
---------------------------------------------------------------------------------------------
  Without fee waivers                    0.69%(a)        0.69%      0.69%      0.68%     0.68%
=============================================================================================
Ratio of net investment income to
  average net assets                     1.82%(a)        4.89%      5.74%      4.72%     5.29%
=============================================================================================

(a)  Ratios are based on average daily net assets of $1,240,418,282.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               RESERVE CLASS
                                                 -----------------------------------------
                                                                          JANUARY 14, 2000
                                                      YEAR ENDED            (DATE SALES
                                                      AUGUST 31,           COMMENCED) TO
                                                 ---------------------       AUGUST 31,
                                                  2002           2001           2000
                                                 -------        ------    ----------------
Net asset value, beginning of period             $  1.00        $ 1.00         $ 1.00
------------------------------------------------------------------------------------------
Net investment income                               0.01          0.05           0.03
------------------------------------------------------------------------------------------
Less distributions from net investment income      (0.01)        (0.05)         (0.03)
==========================================================================================
Net asset value, end of period                   $  1.00        $ 1.00         $ 1.00
==========================================================================================
Total return(a)                                     1.34%         4.70%          3.48%
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $51,279        $5,169         $2,495
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                  0.91%(b)      0.90%          0.89%(c)
------------------------------------------------------------------------------------------
  Without fee waivers                               1.19%(b)      1.19%          1.19%(c)
==========================================================================================
Ratio of net investment income to average net
  assets                                            1.32%(b)      4.39%          5.24%(c)
==========================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $26,114,590.
(c)  Annualized.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                         RESOURCE CLASS
                                  ------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                     2002            2001         2000        1999      1998
                                  ----------      ----------   ----------   --------   -------
Net asset value, beginning of
  period                          $     1.00      $     1.00   $     1.00   $   1.00   $  1.00
----------------------------------------------------------------------------------------------
Net investment income                   0.02            0.05         0.06       0.05      0.05
----------------------------------------------------------------------------------------------
Less distributions from net
  investment income                    (0.02)          (0.05)       (0.06)     (0.05)    (0.05)
==============================================================================================
Net asset value, end of period    $     1.00      $     1.00   $     1.00   $   1.00   $  1.00
==============================================================================================
Total return                            1.96%           5.33%        5.91%      4.96%     5.53%
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $1,546,155      $1,269,405   $1,102,431   $306,758   $86,041
==============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.31%(a)        0.30%        0.29%      0.29%     0.28%
----------------------------------------------------------------------------------------------
  Without fee waivers                   0.39%(a)        0.39%        0.39%      0.38%     0.38%
==============================================================================================
Ratio of net investment income
  to average net assets                 1.92%(a)        4.99%        5.84%      4.82%     5.40%
==============================================================================================

(a)  Ratios are based on average daily net assets of $1,567,865,814.

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-24.88%(a)

FINANCIAL-24.88%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.63%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 10/01/02; Cost $49,550,806)
  1.59%                                        03/17/03   $   49,919   $     49,883,724
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $173,298,406)
  1.34%                                        03/21/03      174,086        173,956,886
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $69,765,292)
  1.33%                                        03/25/03       70,000         69,938,333
---------------------------------------------------------------------------------------
  (Acquired 11/18/02; Cost $182,541,821)
  1.34%                                        03/31/03      183,450        183,245,147
---------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $10,501,295)(b)
  1.30%                                        07/16/03       10,570         10,517,708
=======================================================================================
                                                                            487,541,798
=======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.19%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $20,206,358)(b)
  1.28%                                        03/20/03       20,251         20,237,319
---------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/15/03; Cost $37,024,264)(b)
  1.30%                                        03/17/03       37,106         37,084,561
=======================================================================================
                                                                             57,321,880
=======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.59%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 01/07/03; Cost $49,758,014)
  1.31%                                        05/20/03       50,000         49,854,444
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,643,694)
  1.27%                                        05/22/03      100,000         99,710,722
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,566,083)
  1.27%                                        06/13/03      100,000         99,633,111
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $74,559,437)
  1.33%                                        06/16/03       75,000         74,703,521
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)
  (Acquired 02/18/03; Cost $33,336,175)(b)
  1.28%                                        05/20/03   $   33,442   $     33,346,876
---------------------------------------------------------------------------------------
Steamboat Funding Corp. (National Westminster
  Bank PLC-ABS Program Sponsor)(b)
  (Acquired 02/27/03; Cost $81,650,554)
  1.30%                                        03/10/03       81,683         81,656,453
---------------------------------------------------------------------------------------
  (Acquired 02/28/03; Cost $35,147,700)
  1.29%                                        03/28/03       35,183         35,148,960
---------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 10/03/02; Cost $198,400,000)
  1.60%                                        04/01/03      200,000        199,724,444
---------------------------------------------------------------------------------------
  (Acquired 07/08/02; Cost $98,522,500)
  1.97%                                        04/04/03      100,000         99,813,944
=======================================================================================
                                                                            773,592,475
=======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.50%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $28,803,283)
  1.65%                                        03/26/03       29,000         28,966,771
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $24,916,688)
  1.29%                                        04/17/03       25,000         24,957,896
---------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 01/17/03; Cost $99,786,667)
  1.28%                                        03/18/03      100,000         99,939,556
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,897,875)
  1.29%                                        03/19/03       50,000         49,967,750
---------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)
  (Acquired 02/11/03; Cost $74,843,896)(b)(c)
  1.27%                                        04/11/03       75,000         74,891,521
---------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 10/04/02; Cost $155,141,696)
  1.63%                                        03/03/03      156,192        156,177,078
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,062,000)
  1.34%                                        03/25/03      200,000        199,821,333
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,054,556)
  1.34%                                        03/26/03      200,000        199,813,889
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  (Acquired 12/05/02; Cost $99,531,556)
  1.36%                                        04/08/03   $  100,000   $     99,856,444
---------------------------------------------------------------------------------------
  (Acquired 12/05/02; Cost $99,527,778)
  1.36%                                        04/09/03      100,000         99,852,667
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $86,324,878)
  1.29%                                        06/02/03       86,757         86,467,882
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $198,938,333)
  1.30%                                        06/03/03      200,000        199,321,111
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $149,192,917)
  1.30%                                        06/05/03      150,000        149,480,000
---------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 12/20/02; Cost $24,916,875)(b)
  1.33%                                        03/20/03       25,000         24,982,451
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch- ABS Program Sponsor)
  1.32%                                        03/07/03      200,000        199,956,000
---------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $49,658,542)
  1.65%                                        03/27/03       50,000         49,940,417
=======================================================================================
                                                                          1,944,255,558
=======================================================================================

ASSET BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES-0.67%

Beta Finance Inc. (Citibank International
  PLC-ABS Program Sponsor)
  (Acquired 01/06/03; Cost $199,342,778)(b)
  1.30%                                        04/08/03      200,000        199,725,556
=======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-5.45%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 01/13/03; Cost $49,783,333)
  1.30%                                        05/14/03       50,000         49,866,389
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $64,724,833)
  1.27%                                        06/10/03       65,000         64,768,401
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,729,778)
  1.28%                                        06/23/03       50,000         49,797,333
---------------------------------------------------------------------------------------
  (Acquired 01/17/03; Cost $99,426,667)
  1.29%                                        06/30/03      100,000         99,566,417
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust; Series I (Ford Motor Credit
  Co.-ABS Program Sponsor)(b)
  (Acquired 12/09/02; Cost $99,523,556)
  1.34%                                        04/16/03   $  100,000   $     99,828,778
---------------------------------------------------------------------------------------
  (Acquired 12/11/02; Cost $49,748,750)
  1.52%                                        04/25/03       50,000         49,897,639
---------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $99,392,000)
  1.28%                                        07/25/03      100,000         99,480,889
---------------------------------------------------------------------------------------
  (Acquired 02/21/03, Cost $121,527,710)
  1.27%                                        08/19/03      122,300        121,562,225
---------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $99,248,389)
  1.66%                                        03/14/03      100,000         99,940,056
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $138,989,200)
  1.52%                                        04/25/03      140,000        139,674,889
---------------------------------------------------------------------------------------
  (Acquired 01/13/03; Cost $92,576,850)
  1.30%                                        05/19/03       93,000         92,734,692
---------------------------------------------------------------------------------------
New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 12/18/02; Cost $99,587,500)
  1.35%                                        04/07/03      100,000         99,861,250
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $24,838,514)
  1.51%                                        04/08/03       25,000         24,960,153
---------------------------------------------------------------------------------------
  (Acquired 12/09/02; Cost $49,763,639)
  1.34%                                        04/15/03       50,000         49,916,250
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $248,442,444)
  1.65%                                        04/24/03      250,000        249,451,000
---------------------------------------------------------------------------------------
  (Acquired 12/12/02; Cost $89,467,350)
  1.34%                                        05/20/03       90,000         89,732,000
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $49,749,028)
  1.30%                                        05/27/03       50,000         49,842,917
---------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,368,528)
  1.27%                                        08/04/03      100,000         99,449,667
=======================================================================================
                                                                          1,630,330,945
=======================================================================================

AGRICULTURAL PRODUCTS-0.09%

Cargill Inc.
  1.27%                                        06/20/03       25,000         24,902,104
=======================================================================================

BANKS-1.94%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.34%                                        04/01/03      100,000         99,884,611
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
BANKS-(CONTINUED)

Citicorp
  1.29%                                        04/18/03   $  200,000   $    199,656,000
---------------------------------------------------------------------------------------
Dexia Delaware LLC
  1.29%                                        03/14/03      100,000         99,953,417
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.34%                                        03/27/03       80,971         80,892,638
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/14/03      100,000         99,954,139
=======================================================================================
                                                                            580,340,805
=======================================================================================

DIVERSIFIED FINANCIAL SERVICES-5.82%

GE Capital International Funding Inc.-Series
  A
  (Acquired 10/28/02; Cost $173,563,639)(b)
  1.66%                                        04/25/03      175,000        174,556,181
---------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.28%                                        08/06/03      100,000         99,438,222
---------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(d)
  1.42%                                        03/31/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.42%                                        04/14/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        05/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        06/04/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.35%                                        07/23/03       50,000         50,000,000
---------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate(d)
  1.41%                                        03/03/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.41%                                        04/07/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.66%                                        04/07/03       71,000         71,015,119
---------------------------------------------------------------------------------------
  1.76%                                        08/04/03       25,000         25,032,467
---------------------------------------------------------------------------------------
  1.76%                                        08/18/03       65,000         65,091,966
---------------------------------------------------------------------------------------
  1.39%                                        08/21/03      205,000        205,000,000
---------------------------------------------------------------------------------------
Morgan Stanley
  1.30%                                        05/09/03      100,000         99,750,833
---------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
  1.34%                                        03/19/03      300,000        299,799,000
=======================================================================================
                                                                          1,739,683,788
=======================================================================================
    Total Financial                                                       7,437,694,909
=======================================================================================
    Total Commercial Paper (Cost
      $7,437,694,909)                                                     7,437,694,909
_______________________________________________________________________________________
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-22.39%

Bank of New York
  1.69%                                        08/11/03   $  100,000   $     99,995,549
---------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.34%                                        03/18/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  1.35%                                        04/09/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.34%                                        04/11/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (Germany)
  1.78%                                        04/25/03       15,000         15,006,805
---------------------------------------------------------------------------------------
BNP Paribas (France)
  1.61%                                        03/03/03       50,000         50,000,028
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/13/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.79%                                        08/06/03       95,000         95,002,506
---------------------------------------------------------------------------------------
Danske Bank (Denmark)
  1.36%                                        01/28/04      150,000        149,996,579
---------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.31%                                        04/11/03      180,000        180,000,000
---------------------------------------------------------------------------------------
  1.27%                                        05/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/15/03      186,000        186,007,577
---------------------------------------------------------------------------------------
  1.30%                                        05/30/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Fifth Third Bank
  1.26%                                        08/21/03      100,000        100,000,000
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.77%                                        03/03/03       25,000         25,000,574
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.37%                                        04/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.52%                                        05/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.33%                                        05/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.32%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.34%                                        06/24/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Landesbank Hessen-Thueringen Girozentrale
  (Germany)
  1.28%                                        08/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  1.77%                                        04/25/03      100,000        100,046,897
---------------------------------------------------------------------------------------
M & I Bank FSB
  1.34%                                        04/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  2.02%                                        03/24/03   $   50,000   $     50,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000         50,000,000
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.70%                                        03/25/03       75,000         75,004,939
---------------------------------------------------------------------------------------
  1.51%                                        05/05/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.51%                                        03/28/03      100,000        100,000,365
---------------------------------------------------------------------------------------
  1.50%                                        05/06/03       20,000         20,001,452
---------------------------------------------------------------------------------------
Societe Generale (France)
  2.00%                                        04/10/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.30%                                        04/15/03       97,000         97,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/16/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.31%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.03%                                        03/24/03      100,000        100,000,629
---------------------------------------------------------------------------------------
  1.30%                                        05/12/03      150,000        150,000,000
---------------------------------------------------------------------------------------
  1.28%                                        07/21/03      300,000        300,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        10/08/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.25%                                        03/21/03       50,000         49,999,720
---------------------------------------------------------------------------------------
WestLB A.G. (Germany)
  1.35%                                        05/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        06/06/03      200,000        200,000,000
=======================================================================================
    Total Certificates of Deposit (Cost
      $6,693,063,620)                                                     6,693,063,620
_______________________________________________________________________________________
=======================================================================================

TIME DEPOSITS-6.46%

Bank One N.A.-Cayman
  1.31%                                        03/03/03      136,748        136,747,906
---------------------------------------------------------------------------------------
Banque Bruxelles Lambert-London (Belgium)
  1.35%                                        03/03/03      500,000        500,000,000
---------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.31%                                        03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Dexia Banque Belgique-Cayman (Belgium)
  1.35%                                        03/03/03      294,000        294,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
TIME DEPOSITS-(CONTINUED)

M&I Marshall & Isley Bank-Cayman
  1.31%                                        03/03/03   $  300,000   $    300,000,000
---------------------------------------------------------------------------------------
State Street Bank-Cayman
  1.35%                                        03/03/03      300,000        300,000,000
---------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.31%                                        03/03/03      300,000        300,000,000
=======================================================================================
    Total Time Deposits (Cost $1,930,747,906)                             1,930,747,906
_______________________________________________________________________________________
=======================================================================================

PROMISSORY NOTES-5.45%

Goldman Sachs Group, Inc. (The)(b)
  (Acquired 03/21/02; Cost $200,000,000)
  1.55%(d)                                     03/21/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 11/27/02; Cost $200,000,000)
  1.47%                                        03/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/10/02; Cost $250,000,000)
  1.47%(d)                                     05/08/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/13/02; Cost $230,000,000)
  1.48%(d)                                     06/11/03      230,000        230,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/16/02; Cost $100,000,000)
  1.48%(d)                                     06/23/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  (Acquired 01/27/03; Cost $400,000,000)
  1.47%(d)                                     07/25/03      400,000        400,000,000
---------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $250,000,000)
  1.46%(d)                                     08/04/03      250,000        250,000,000
=======================================================================================
    Total Promissory Notes (Cost
      $1,630,000,000)                                                     1,630,000,000
_______________________________________________________________________________________
=======================================================================================

MASTER NOTE AGREEMENTS-5.03%(e)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(f)                                     08/18/03      440,000        440,000,000
---------------------------------------------------------------------------------------
  1.41%(g)                                          --       350,000        350,000,000
---------------------------------------------------------------------------------------
Morgan Stanley(h)
  1.38%                                        03/17/03      715,000        715,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $1,505,000,000)                                                     1,505,000,000
_______________________________________________________________________________________
=======================================================================================

VARIABLE RATE DEMAND NOTES-4.99%

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project); IDR
  1.32%(i)(j)(k)                               02/01/23       12,000         12,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

INSURED-2.29%(c)(i)(l)

Alaska (State of) Housing Finance Corp.;
  Series B RB
  1.32%                                        12/01/36   $   10,000   $     10,000,000
---------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  Series A, 1.35%                              05/15/17       16,895         16,895,000
---------------------------------------------------------------------------------------
  Series B, 1.35%                              05/15/25       23,900         23,900,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Health Care Series B IDR
  1.44%                                        01/01/28        5,900          5,900,000
---------------------------------------------------------------------------------------
California Housing Finance Agency; RB
  Series M, 1.28%                              08/01/19       13,950         13,950,000
---------------------------------------------------------------------------------------
  Series M, 1.28%                              08/01/23       28,530         28,530,000
---------------------------------------------------------------------------------------
  Series T, 1.31%                              08/01/29       13,680         13,680,000
---------------------------------------------------------------------------------------
  Series K, 1.28%                              08/01/31       23,785         23,785,000
---------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  Series F-2, 1.34%                            11/15/16       52,950         52,950,000
---------------------------------------------------------------------------------------
  Series A-5, 1.35%                            05/15/33       20,000         20,000,000
---------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.30%                                        01/01/34       31,900         31,900,000
---------------------------------------------------------------------------------------
  1.30%                                        01/01/45       60,425         60,425,000
---------------------------------------------------------------------------------------
  1.35%                                        01/01/47       39,520         39,520,000
---------------------------------------------------------------------------------------
Illinois Student Assistance Commission;
  Student Loan RB
  Series B, 1.32%                              09/01/32       10,870         10,870,000
---------------------------------------------------------------------------------------
  Series B-I, 1.32%                            09/01/34        5,100          5,100,000
---------------------------------------------------------------------------------------
  Series B-III, 1.32%                          09/01/34        3,350          3,350,000
---------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.32%                                        09/01/36       25,000         25,000,000
---------------------------------------------------------------------------------------
  1.32%                                        08/01/37      200,000        200,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Series 2000 C RB
  1.32%                                        12/01/20       32,650         32,650,000
---------------------------------------------------------------------------------------
New Orleans (City of); Pension Series 2000 RB
  1.35%                                        09/01/30       32,160         32,160,000
---------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.44%                                        02/01/26       10,235         10,235,000
---------------------------------------------------------------------------------------
Rhode Island (State of) Student Loan
  Authority; Series 4 RB
  1.35%                                        12/01/34       23,000         23,000,000
=======================================================================================
                                                                            683,800,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.66%(i)(m)

Advocare of South Carolina; Series 1997 B
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34% (l)                                    06/01/17   $    6,300   $      6,300,000
---------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes
  (LOC-Bank of America N.A.)
  1.40%(l)                                     05/01/31       11,000         11,000,000
---------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.39% (l)                                    02/01/15       48,185         48,185,000
---------------------------------------------------------------------------------------
Baltimore (County of) (Oak Crest Village Inc.
  Project); Series B RB (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     01/01/29        1,140          1,140,000
---------------------------------------------------------------------------------------
Barrington Development Funding LLC; Notes
  (LOC-Bank One N.A.)
  1.34%(l)                                     12/01/32       15,000         15,000,000
---------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     07/01/08       91,030         91,030,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  RB (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/12        3,535          3,535,000
---------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.30%(d)                                     02/15/27       10,300         10,300,000
---------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I PCR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     12/01/36       62,920         62,920,000
---------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     09/01/19       18,400         18,400,000
---------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       11,244         11,244,000
---------------------------------------------------------------------------------------
  1.35%(l)                                     09/01/20       15,398         15,398,000
---------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     09/01/34        9,000          9,000,000
---------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       15,300         15,300,000
---------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     09/01/12        9,815          9,815,000
---------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     08/13/16       10,735         10,735,000
---------------------------------------------------------------------------------------
Georgia Municipal Gas Authority (Gas
  Portfolio III Project); Series A RB
  (LOC-Wachovia Bank N.A., Bayerische
  Landesbank, Bank One Kentucky N.A.)
  1.37%(l)                                     02/01/15       16,250         16,250,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     11/01/18   $   25,000   $     25,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan Series B RB
  (LOC-Bank One Chicago N.A.)
  1.32%(l)                                     09/01/31        7,700          7,700,000
---------------------------------------------------------------------------------------
JPV Capital LLC; Notes (LOC-Standard Federal
  Bank)
  1.44%(l)                                     12/01/39        1,670          1,670,000
---------------------------------------------------------------------------------------
La Mirada (City of) California Industrial
  Development Authority (Rykoff-Sexton, Inc.
  Project); IDR (LOC-Bank One N.A.)
  1.35%(l)                                     12/01/26        5,200          5,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Bouras Industries); Series C RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     11/01/13        2,525          2,525,000
---------------------------------------------------------------------------------------
Liberty (County of) Industrial Authority
  (Hugo Boss Inc. Project); RB (LOC-Wachovia
  Bank N.A.)
  1.44%(l)                                     01/01/18        5,300          5,300,000
---------------------------------------------------------------------------------------
Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.35%(l)                                     06/01/36      115,000        115,000,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); IDR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     05/01/17       40,000         40,000,000
---------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.30%(d)                                     08/01/31       18,540         18,540,000
---------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.33%(l)                                     06/01/33        8,400          8,400,000
---------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  1.35%(l)                                     06/01/27        6,000          6,000,000
---------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.44%(l)                                     01/15/15        3,715          3,715,000
---------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project
  (Old Manchester); Series B RB (LOC-Wachovia
  Bank N.A.)
  1.45%(j)                                     12/01/25        1,590          1,590,000
---------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)
  1.33%(l)                                     12/01/22        5,000          5,000,000
---------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 A RB (LOC-Wachovia Bank N.A.)
  1.34%(j)                                     05/01/14        7,800          7,800,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Roman Catholic Diocese of Raleigh; Series A
  RB
  (LOC-Bank of America N.A.)
  1.39%(l)                                     06/01/18   $    7,500   $      7,500,000
---------------------------------------------------------------------------------------
S&L Capital LLC; Notes (LOC-Comerica Bank)
  1.39%(j)                                     11/04/42        6,075          6,075,000
---------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB
  (LOC-Bank of New York)
  Series G, 1.40%(l)                           08/01/29        8,000          8,000,000
---------------------------------------------------------------------------------------
  Series H, 1.35%(l)                           08/01/29       17,600         17,600,000
---------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)
  1.44%(l)                                     10/01/46        6,750          6,750,000
---------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     11/01/52       10,000         10,000,000
---------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     10/01/23        3,590          3,590,000
---------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     08/01/19           60             60,000
---------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)
  1.35%(l)                                     06/01/30       29,330         29,330,000
---------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR
  (LOC-Bank One Chicago N.A.)
  1.35%(l)                                     10/01/27       34,400         34,400,000
---------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     07/01/26       48,630         48,630,000
---------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/17        6,900          6,900,000
---------------------------------------------------------------------------------------
Winder-Barrow (County of) Development
  Authority (Rooker Barrow Project); IDR
  (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     01/01/23        8,000          8,000,000
=======================================================================================
                                                                            795,827,000
=======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,491,627,000)                                                     1,491,627,000
_______________________________________________________________________________________
=======================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-4.28%

FEDERAL FARM CREDIT BANK-0.25%

Bonds,
  1.80%                                        09/03/03       75,000         75,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-2.40%

Unsec. Bonds,
  2.50%                                        11/14/03   $   61,800   $     62,071,204
---------------------------------------------------------------------------------------
  1.60%                                        12/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        12/08/03        6,200          6,200,000
---------------------------------------------------------------------------------------
  1.57%                                        02/09/04       30,000         30,000,000
---------------------------------------------------------------------------------------
  1.55%                                        02/10/04      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.39%                                        03/12/04      155,000        155,000,000
---------------------------------------------------------------------------------------
  1.45%                                        03/22/04      165,000        165,000,000
=======================================================================================
                                                                            718,271,204
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.34%

Unsec. Notes,
  3.25%                                        01/15/04      100,000        101,481,120
=======================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.09%

Disc. Notes,
  1.23%(a)                                     09/30/03      250,000        248,180,625
---------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03       75,000         76,831,304
=======================================================================================
                                                                            325,011,929
=======================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.20%

Floating Rate Notes,
  1.38%(i)(l)                                  01/15/09       60,726         60,726,000
=======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,280,490,253)                                               1,280,490,253
_______________________________________________________________________________________
=======================================================================================

ASSET BACKED NOTES-2.72%

COMMERCIAL, LOANS & LEASES-0.04%

Caterpillar Financial Asset Trust-Series
  2002-A, Class A1
  1.82%                                        07/25/03       13,284         13,283,889
=======================================================================================

CONSUMER RECEIVABLES-0.45%

Honda Asset Receivables Owner Trust-Series
  2002-3, Class A1
  1.82%                                        08/18/03       17,348         17,347,618
---------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust-Series 2002-A,
  Class A1
  1.81%                                        10/15/03       61,079         61,079,383
---------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-Series
  2002-C, Class A1
  1.70%                                        09/08/03       55,544         55,543,587
=======================================================================================
                                                                            133,970,588
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FULLY BACKED-0.34%(c)

Capital One Auto Finance Trust-Series 2002-B,
  Class A1
  1.76%                                        09/15/03   $   17,631   $     17,630,701
---------------------------------------------------------------------------------------
Drive Auto Receivables Trust-Series 2002-1,
  Class A1
  1.88%(aj)                                    07/15/03        1,138          1,137,602
---------------------------------------------------------------------------------------
Household Automotive Trust-Series 2002-2,
  Class A1
  1.77%                                        09/17/03       30,412         30,411,861
---------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust-Series 2002-D,
  Class A1
  1.74%                                        10/15/03       14,231         14,231,136
---------------------------------------------------------------------------------------
Residential Asset Securities Corp.-Series
  2002-KS5, Class AIB1
  1.73%                                        08/25/03       11,896         11,895,828
---------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust-Series
  2002-A, Class A1
  1.72%                                        09/12/03       26,922         26,921,625
=======================================================================================
                                                                            102,228,753
=======================================================================================

STRUCTURED INVESTMENT VEHICLES-1.76%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $25,000,000)
  1.39%                                        10/07/03       25,000         25,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/02/02; Cost $50,000,000)
  1.39%                                        10/07/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.38%                                        10/16/03      100,000         99,996,863
---------------------------------------------------------------------------------------
Granite Mortgages PLC-Series 2003-1, Class
  1A1
  1.33%                                        01/20/04      100,000        100,000,000
---------------------------------------------------------------------------------------
Holmes Financing PLC-Series 6, Class 1A
  1.34%                                        10/15/03      145,000        145,000,000
---------------------------------------------------------------------------------------
Permanent Financing PLC-Series 2, Class 1A
  (Halifax PLC-ABS Program Sponsor)
  1.30%                                        03/10/04      105,000        105,000,000
=======================================================================================
                                                                            524,996,863
=======================================================================================

TRADE RECEIVABLES-0.13%

World Omni Auto Receivables Trust-Series
  2002-A, Class A1
  1.30%                                        03/15/04       40,000         40,000,000
=======================================================================================
    Total Asset Backed Notes (Cost
      $814,480,093)                                                         814,480,093
_______________________________________________________________________________________
=======================================================================================

MEDIUM TERM NOTES-2.31%

General Electric Capital Corp.-Series A
  7.50%                                        06/05/03       51,025         51,811,011
---------------------------------------------------------------------------------------
  1.51%(d)                                     10/22/03       40,000         40,027,050
---------------------------------------------------------------------------------------
  1.37%(j)                                     11/07/03      332,900        332,900,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley(n)
  1.60%                                        03/13/03   $   22,500   $     22,501,675
---------------------------------------------------------------------------------------
  1.55%                                        05/05/03       92,000         92,036,143
---------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(n)
  1.47%                                        06/18/03      150,000        150,040,344
=======================================================================================
    Total Medium Term Notes (Cost
      $689,316,223)                                                         689,316,223
_______________________________________________________________________________________
=======================================================================================

BANK NOTES-1.41%

Bank One N.A.
  1.73%                                        05/27/03       50,000         50,029,883
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.65%                                        04/29/03      100,000        100,000,000
---------------------------------------------------------------------------------------
U.S. Bank N.A.-North Dakota
  1.26%(j)                                     04/30/03      120,000        119,990,982
---------------------------------------------------------------------------------------
  1.30%                                        05/08/03      150,000        150,000,000
=======================================================================================
    Total Bank Notes (Cost $420,020,865)                                    420,020,865
_______________________________________________________________________________________
=======================================================================================

PUTTABLE RESET NOTES-0.51%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)
  4.49%(b)                                     02/22/04      100,000        103,150,794
---------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%                                        06/01/03       50,000         50,288,165
=======================================================================================
    Total Puttable Reset Notes (Cost
      $153,438,959)                                                         153,438,959
_______________________________________________________________________________________
=======================================================================================

BANKERS' ACCEPTANCES-0.43%(a)

Wachovia Bank, N.A.
  1.58%                                        03/27/03       50,000         49,942,944
---------------------------------------------------------------------------------------
  1.58%                                        04/02/03       10,000          9,985,956
---------------------------------------------------------------------------------------
  1.60%                                        04/09/03       30,000         29,948,000
---------------------------------------------------------------------------------------
  1.26%                                        08/14/03       40,000         39,767,600
=======================================================================================
    Total Bankers' Acceptances (Cost
      $129,644,500)                                                         129,644,500
_______________________________________________________________________________________
=======================================================================================

U.S. TREASURY NOTES-0.34%

3.00% (Cost $101,586,382)                      01/31/04      100,000        101,586,382
=======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,277,110,710)                                  24,277,110,710
_______________________________________________________________________________________
=======================================================================================

REPURCHASE AGREEMENTS-19.79%(o)

ABN AMRO Inc.-New York Branch (Netherlands)
  1.37%(p)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(q)                                     03/03/03   $  255,000   $    255,000,000
---------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(r)                                     03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(s)                                          --       100,000        100,000,000
---------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(t)                                     03/03/03      467,820        467,819,546
---------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(u)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.35%(v)                                     03/03/03      350,000        350,000,000
---------------------------------------------------------------------------------------
  1.37%(w)                                     03/03/03      475,235        475,234,855
---------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.38%(x)                                     03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.40%(y)                                     03/03/03       50,000         50,000,000
---------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.37%(z)                                     03/03/03       80,000         80,000,000
---------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(aa)                                    03/03/03      470,000        470,000,000
---------------------------------------------------------------------------------------
  1.38%(ab)                                    03/03/03       25,000         25,000,000
---------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.38%(ac)                                    03/03/03      545,000        545,000,000
---------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(ad)                                    03/03/03      608,480        608,479,967
---------------------------------------------------------------------------------------
  1.38%(ae)                                    03/03/03       10,072         10,072,475
---------------------------------------------------------------------------------------
  1.38%(af)                                    03/03/03      970,000        970,000,000
---------------------------------------------------------------------------------------
  1.40%(ag)                                    03/03/03      400,000        400,000,000
---------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.38%(ah)                                    03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.41%(ai)                                    09/03/02      200,000        200,000,000
=======================================================================================
    Total Repurchase Agreements (Cost
      $5,916,606,843)                                                     5,916,606,843
_______________________________________________________________________________________
=======================================================================================
TOTAL INVESTMENTS (Cost
  $30,193,717,553)(ak)-100.99%                                           30,193,717,553
_______________________________________________________________________________________
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.99)%                                      (295,358,443)
_______________________________________________________________________________________
=======================================================================================
NET ASSETS-100.00%                                                     $ 29,898,359,110
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $6,975,516,050, which represented 23.33% of the Fund's net assets. Of these securities, 5.45% of the Fund's net assets are considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(d) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(i) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(j) Interest rates are redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(k) Principal and interest payments are guaranteed by the corporate guarantor.
(l) Interest rates are redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(o) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities (money market funds only). Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,516,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,458. Collateralized by $94,031,000 U.S. Government obligations, 0% to 8.95% due 03/06/03 to 02/12/18 with a market value at 02/28/03 of
    $102,000,662.
(s) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U. S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.

(t) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(u) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Government obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(v) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,375. Collateralized by $322,533,000 U.S. Government obligations, 2.75% to 8.75% due 10/31/03 to 08/15/23 with a market value at 02/28/03 of
    $357,000,621.
(w) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(x) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $487,720,564 U.S. Government obligations, 4.50% to 8.00% due 04/01/05 to 03/01/33 with an aggregate market value at 02/28/03 of $510,002,306.
(y) Repurchase agreement entered into 02/28/03 with a maturing value of $50,005,833. Collateralized by $48,762,407 U.S. Government obligations, 4.50% to 6.50% due 02/01/18 to 08/01/32 with a market value at 02/28/03 of
    $51,000,431.
(z) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,083. Collateralized by $487,519,542 U.S. Government obligations and cash pledge, 5.00% to 9.00% due 10/01/03 to 02/01/33 with an aggregate market value at 02/28/03 of $510,103,974.
(aa)Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(ab)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $486,451,505 U.S. Government obligations, 3.36% to 8.00% due 09/01/08 to 02/01/33 with an aggregate market value at 02/28/03 of $510,001,977.
(ac)Joint repurchase agreement entered into 02/28/03 with a maturing value of $575,066,125. Collateralized by $646,373,958 U.S. Government obligations, 0% to 6.78% due 10/15/06 to 03/01/33 with an aggregate market value at 02/28/03 of $589,067,027.
(ad)Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Government obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(ae)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(af)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $973,782,542 U.S. Government obligations, 5.00% to 11.00% due 01/01/16 to 02/01/33 with an aggregate market value at 02/28/03 of $1,020,000,160.
(ag)Repurchase agreement entered into 02/28/03 with a maturing value of $400,046,667. Collateralized by $387,254,439 U.S. Government obligations, 5.00% to 8.00% due 04/01/08 to 02/01/33 with a market value at 02/28/03 of
    $408,003,144.
(ah)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $496,643,560 U.S. Government obligations, 0% to 7.16% due 03/06/03 to 03/01/33 with an aggregate market value at 02/28/03 of $510,000,593.
(ai)Repurchase agreement entered into 02/28/03 with a maturing value of $200,023,500. Collateralized by $404,074,594 corporate obligations, 0% to 6.39% due 03/07/03 to 07/11/43 with a market value at 02/28/03 of
    $210,000,001.
(aj)Security considered to be illiquid and the market value represents less than 0.00% of the Fund's net assets.
(ak)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                              $24,277,110,710
-------------------------------------------------------------------------------
Repurchase agreements                                             5,916,606,843
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      859,030
-------------------------------------------------------------------------------
  Interest                                                           44,906,884
-------------------------------------------------------------------------------
Investment for deferred compensation plan                               262,238
-------------------------------------------------------------------------------
Other assets                                                            166,485
===============================================================================
    Total assets                                                 30,239,912,190
_______________________________________________________________________________
===============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                             303,600,000
-------------------------------------------------------------------------------
  Dividends                                                          32,715,878
-------------------------------------------------------------------------------
  Deferred compensation plan                                            262,238
-------------------------------------------------------------------------------
Accrued advisory fees                                                 2,297,688
-------------------------------------------------------------------------------
Accrued distribution fees                                               874,647
-------------------------------------------------------------------------------
Accrued directors' fees                                                  30,833
-------------------------------------------------------------------------------
Accrued transfer agent fees                                             534,560
-------------------------------------------------------------------------------
Accrued operating expenses                                            1,237,236
===============================================================================
    Total liabilities                                               341,553,080
===============================================================================
Net assets applicable to shares outstanding                     $29,898,359,110
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Institutional Class                                             $20,928,208,333
_______________________________________________________________________________
===============================================================================
Private Investment Class                                        $   905,623,253
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                       $    26,463,465
_______________________________________________________________________________
===============================================================================
Cash Management Class                                           $ 6,946,064,180
_______________________________________________________________________________
===============================================================================
Reserve Class                                                   $    52,843,782
_______________________________________________________________________________
===============================================================================
Resource Class                                                  $ 1,039,156,097
_______________________________________________________________________________
===============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              20,926,187,703
_______________________________________________________________________________
===============================================================================
Private Investment Class                                            905,542,902
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                            26,462,344
_______________________________________________________________________________
===============================================================================
Cash Management                                                   6,945,667,026
_______________________________________________________________________________
===============================================================================
Reserve Class                                                        52,843,413
_______________________________________________________________________________
===============================================================================
Resource Class                                                    1,039,073,953
_______________________________________________________________________________
===============================================================================
  Net asset value, offering and redemption price per share
    for each class                                              $          1.00
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $297,979,759
============================================================================

EXPENSES:

Advisory fees                                                     27,971,979
----------------------------------------------------------------------------
Administrative services fees                                         777,303
----------------------------------------------------------------------------
Directors' fees                                                      117,144
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,430,845
----------------------------------------------------------------------------
  Personal Investment Class                                           95,137
----------------------------------------------------------------------------
  Cash Management Class                                            3,230,880
----------------------------------------------------------------------------
  Reserve Class                                                      256,811
----------------------------------------------------------------------------
  Resource Class                                                   1,344,055
----------------------------------------------------------------------------
Transfer agent fees                                                2,729,806
----------------------------------------------------------------------------
Other                                                                 16,866
----------------------------------------------------------------------------
Filing fee refund                                                 (1,251,673)
============================================================================
    Total expenses                                                37,719,153
============================================================================
Less: Fees waived                                                (10,836,282)
----------------------------------------------------------------------------
    Net expenses                                                  26,882,871
============================================================================
Net investment income                                            271,096,888
============================================================================
Net realized gain from investment securities                         125,166
============================================================================
Net increase in net assets resulting from operations            $271,222,054
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   271,096,888    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       125,166            929,565
===============================================================================================
    Net increase in net assets resulting from operations         271,222,054        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (211,522,749)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,799,869)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (119,914)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (44,700,595)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (163,552)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,790,209)       (30,374,835)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                         (8,194,589,693)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        97,162,955       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,814,040)        18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        1,185,968,568        260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,564,590         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (507,003,941)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets                     (7,420,586,395)     2,470,739,784
===============================================================================================

NET ASSETS:

  Beginning of period                                         37,318,945,505     34,848,205,721
===============================================================================================
  End of period                                              $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $29,895,777,843    $37,316,489,404
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                   (502)              (502)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     2,581,769          2,456,603
===============================================================================================
                                                             $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $9,154,053.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $777,303 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $2,911,292 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $1,458,507, $69,111, $2,584,704, $1,344,055 and $219,122, respectively, after Plan fees waived by FMC of $1,682,229.

    Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $31,302 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                          SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                ------------------------------------   ------------------------------------
                                     SHARES             AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            250,584,455,669   $ 250,584,455,669    586,514,671,312   $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class         5,442,591,953       5,442,591,953     17,787,233,352      17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           48,761,425          48,761,425        135,176,893         135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class           36,861,988,352      36,861,988,352     93,169,483,414      93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       50,728,441          50,728,441        132,778,052         132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                   4,176,897,331       4,176,897,331     11,871,763,813      11,871,763,813
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 55,399,032          55,399,032        191,080,549         191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class             2,371,030           2,371,030          9,235,046           9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class               94,686              94,686            222,812             222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class               27,748,293          27,748,293         84,049,065          84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                          175,567             175,567            217,048             217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                       8,225,680           8,225,680         27,437,407          27,437,407
===========================================================================================================
Reacquired:
  Institutional Class           (258,834,444,394)   (258,834,444,394)  (584,356,082,067)   (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class        (5,347,800,028)     (5,347,800,028)   (18,277,525,187)    (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class          (52,670,151)        (52,670,151)      (117,052,267)       (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class          (35,703,768,077)    (35,703,768,077)   (92,993,504,792)    (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                      (49,339,418)        (49,339,418)       (86,885,410)        (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class                  (4,692,126,952)     (4,692,126,952)   (11,622,488,821)    (11,622,488,821)
===========================================================================================================
                                  (7,420,711,561)  $  (7,420,711,561)     2,469,810,219   $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          INSTITUTIONAL CLASS
                          -----------------------------------------------------------------------------------
                          SIX MONTHS
                             ENDED                                YEAR ENDED AUGUST 31,
                          FEBRUARY 28,      -----------------------------------------------------------------
                             2003              2002          2001          2000          1999         1998
-------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period     $      1.00       $      1.00   $      1.00   $      1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------
Net investment income            0.01              0.02          0.05          0.06         0.05         0.06
-------------------------------------------------------------------------------------------------------------
Less distributions from
  net investment income         (0.01)            (0.02)        (0.05)        (0.06)       (0.05)       (0.06)
=============================================================================================================
Net asset value, end of
  period                  $      1.00       $      1.00   $      1.00   $      1.00   $     1.00   $     1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                  0.74%             2.16%         5.54%         6.12%        5.17%        5.74%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s omitted)   $20,928,208       $29,122,702   $26,772,308   $17,353,163   $4,541,935   $3,097,539
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers               0.11%(b)          0.11%         0.10%         0.09%        0.09%        0.08%
-------------------------------------------------------------------------------------------------------------
  Without fee waivers            0.16%(b)          0.19%         0.19%         0.19%        0.18%        0.18%
=============================================================================================================
Ratio of net investment
  income to average net
  assets                         1.48%(b)          2.12%         5.19%         6.04%        5.02%        5.59%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $28,676,785,833.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                    PRIVATE INVESTMENT CLASS
                            ------------------------------------------------------------------------
                            SIX MONTHS
                              ENDED                           YEAR ENDED AUGUST 31,
                            FEBRUARY 28,      ------------------------------------------------------
                               2003             2002        2001        2000       1999       1998
----------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                   $   1.00        $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
----------------------------------------------------------------------------------------------------
Net investment income             0.01            0.02         0.05       0.06       0.05       0.05
----------------------------------------------------------------------------------------------------
Less distributions from
  net investment income          (0.01)          (0.02)       (0.05)     (0.06)     (0.05)     (0.05)
====================================================================================================
Net asset value, end of
  period                      $   1.00        $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                   0.59%           1.85%        5.22%      5.81%      4.85%      5.43%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $905,623        $808,457   $1,289,479   $952,177   $266,031   $ 70,058
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers                0.41%(b)        0.41%        0.40%      0.39%      0.39%      0.38%
----------------------------------------------------------------------------------------------------
  Without fee waivers             0.66%(b)        0.69%        0.69%      0.69%      0.68%      0.68%
====================================================================================================
Ratio of net investment
  income to average net
  assets                          1.18%(b)        1.82%        4.89%      5.74%      4.72%      5.29%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $980,396,025.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                   PERSONAL INVESTMENT CLASS
                                ---------------------------------------------------------------
                                                                                JANUARY 4, 1999
                                SIX MONTHS                                      (DATE SALES
                                  ENDED              YEAR ENDED AUGUST 31,      COMMENCED) TO
                                FEBRUARY 28,      ---------------------------   AUGUST 31,
                                  2003             2002      2001      2000        1999
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $  1.00         $  1.00   $  1.00   $  1.00       $ 1.00
-----------------------------------------------------------------------------------------------
Net investment income               0.005            0.02      0.05      0.05         0.01
-----------------------------------------------------------------------------------------------
Less distributions from net
  investment income                (0.005)          (0.02)    (0.05)    (0.05)       (0.01)
===============================================================================================
Net asset value, end of period    $  1.00         $  1.00   $  1.00   $  1.00       $ 1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                      0.47%           1.65%     5.01%     5.60%        2.94%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                  $26,463         $30,277   $11,930   $14,179       $  994
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.66%(b)        0.61%     0.60%     0.59%        0.59%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers                0.91%(b)        0.94%     0.94%     0.94%        0.93%(c)
===============================================================================================
Ratio of net investment income
  to average net assets              0.94%(b)        1.62%     4.69%     5.54%        4.52%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $25,580,007.
(c)  Annualized.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          CASH MANAGEMENT CLASS
                              ------------------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                             YEAR ENDED AUGUST 31,
                              FEBRUARY 28,      ------------------------------------------------------------
                                 2003              2002         2001         2000         1999        1998
------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
------------------------------------------------------------------------------------------------------------
Net investment income                0.01             0.02         0.05         0.06         0.05       0.06
------------------------------------------------------------------------------------------------------------
Less distributions from net
  investment income                 (0.01)           (0.02)       (0.05)       (0.06)       (0.05)     (0.06)
============================================================================================================
Net asset value, end of
  period                       $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                      0.70%            2.08%        5.45%        6.04%        5.09%      5.66%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $6,946,064       $5,760,074   $5,499,916   $3,528,435   $1,078,777   $655,975
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.19%(b)         0.19%        0.18%        0.17%        0.17%      0.16%
------------------------------------------------------------------------------------------------------------
  Without fee waivers                0.26%(b)         0.29%        0.29%        0.29%        0.28%      0.28%
============================================================================================================
Ratio of net investment
  income to average net
  assets                             1.40%(b)         2.04%        5.11%        5.96%        4.94%      5.51%
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $6,515,311,046.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                             RESOURCE CLASS
                               ---------------------------------------------------------------------------
                               SIX MONTHS
                                  ENDED                            YEAR ENDED AUGUST 31,
                               FEBRUARY 28,      ---------------------------------------------------------
                                  2003              2002         2001         2000        1999      1998
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $     1.00       $     1.00   $     1.00   $     1.00   $   1.00   $  1.00
----------------------------------------------------------------------------------------------------------
Net investment income                 0.01             0.02         0.05         0.06       0.05      0.05
----------------------------------------------------------------------------------------------------------
Less distributions from net
  investment income                  (0.01)           (0.02)       (0.05)       (0.06)     (0.05)    (0.05)
==========================================================================================================
Net asset value, end of
  period                        $     1.00       $     1.00   $     1.00   $     1.00   $   1.00   $  1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                       0.64%            1.96%        5.33%        5.91%      4.96%     5.53%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $1,039,156       $1,546,155   $1,269,405   $1,102,431   $306,758   $86,041
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                    0.31%(b)         0.31%        0.30%        0.29%      0.29%     0.28%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                 0.36%(b)         0.39%        0.39%        0.39%      0.38%     0.38%
==========================================================================================================
Ratio of net investment
  income to average net
  assets                              1.28%(b)         1.92%        4.99%        5.84%      4.82%     5.40%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,355,193,680.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                                                          RESERVE CLASS
                                     --------------------------------------------------------
                                                                             JANUARY 14, 2000
                                     SIX MONTHS         YEAR ENDED AUGUST    (DATE SALES
                                       ENDED                   31,           COMMENCED) TO
                                     FEBRUARY 28,       -----------------    AUGUST 31,
                                       2003              2002       2001        2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $  1.00          $  1.00    $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------
Net investment income                    0.003             0.01      0.05           0.03
---------------------------------------------------------------------------------------------
Less distributions from net
  investment income                     (0.003)           (0.01)    (0.05)         (0.03)
=============================================================================================
Net asset value, end of period         $  1.00          $  1.00    $ 1.00         $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                           0.32%            1.34%     4.70%          3.48%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $52,844          $51,279    $5,169         $2,495
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.97%(b)         0.91%     0.90%          0.89%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                     1.16%(b)         1.19%     1.19%          1.19%(c)
=============================================================================================
Ratio of net investment income to
  average net assets                      0.63%(b)         1.32%     4.39%          5.24%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $51,787,825.
(c)  Annualized.

                     STIC PRIME PORTFOLIO



                     November 4, 2003





                     Prospectus
                     Cash Management Class


                     STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


                     --------------------------------------------------------

                     This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
-------------------------------------------------------------


The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................    5.95%
1996...................................................................    5.39%
1997...................................................................    5.54%
1998...................................................................    5.51%
1999...................................................................    5.12%
2000...................................................................    6.40%
2001...................................................................    3.97%
2002...................................................................    1.59%




    Cash Management Class shares' year-to-date total return as of June 30, 2003 was 0.55%.



    During the periods shown in the bar chart, the highest quarterly return was 1.64% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.36% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
(for the periods ended                                 SINCE       INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    INCEPTION      DATE
----------------------------------------------------------------------------
Cash Management Class             1.59%      4.51%       4.92%     06/30/94
----------------------------------------------------------------------------



Cash Management Class shares' seven-day yield on December 31, 2002 was 1.19%. For the current seven-day yield, call (800) 877-7745.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------
(fees paid directly from
your investment)                      CASH MANAGEMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None
-----------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------
(expenses that are deducted
from fund assets)                     CASH MANAGEMENT CLASS
-----------------------------------------------------------
Management Fees(2)                            0.15%

Distribution and/or
Service (12b-1) Fees                          0.10

Other Expenses                                0.03

Total Annual Fund
Operating Expenses(3)                         0.28
-----------------------------------------------------------



(1)There is no guarantee that actual expenses will be the same as those shown in the table.


(2)Restated to reflect current agreement effective January 1, 2002.


(3)The distributor has agreed to waive 0.02% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.20%. These agreements may be terminated or modified at any time.



You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Cash Management Class                       $29       $90      $157       $356
--------------------------------------------------------------------------------

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.

    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.



                                                                              CASH MANAGEMENT CLASS
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,       --------------------------------------------------------------
                                                   2003              2002         2001          2000          1999         1998
                                                ------------       --------    ----------    ----------    ----------    --------
Net asset value, beginning of period              $   1.00         $   1.00    $     1.00    $     1.00    $     1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.01             0.02          0.05          0.06          0.05        0.05
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income            (0.01)           (0.02)        (0.05)        (0.06)        (0.05)      (0.05)
=================================================================================================================================
Net asset value, end of period                    $   1.00         $   1.00    $     1.00    $     1.00    $     1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                       0.67%            1.93%         5.37%         6.00%         5.07%       5.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $645,545         $974,016    $1,139,775    $1,157,412    $1,253,799    $862,207
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    0.18%(b)         0.18%         0.17%         0.17%         0.17%       0.17%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 0.28%(b)         0.24%         0.19%         0.19%         0.19%       0.19%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              1.35%(b)         1.97%         5.33%         5.86%         4.94%       5.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b)Ratios are annualized and based on average daily net assets of $952,040,046.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                 INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*     INVESTMENTS
------------------------------------------------------------------------------------------
Cash Management Class                                         $  1 million     no minimum
------------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 4:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 4:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY
 TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7745

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------

 STIC PRIME PORTFOLIO, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------------


AIMinvestments.com               PRM-PRO-4

                     STIC PRIME PORTFOLIO



                     November 4, 2003





                     Prospectus
                     Institutional Class


                     STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


                     --------------------------------------------------------

                     This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   3.16%
1994...................................................................   4.32%
1995...................................................................   6.04%
1996...................................................................   5.48%
1997...................................................................   5.63%
1998...................................................................   5.59%
1999...................................................................   5.21%
2000...................................................................   6.49%
2001...................................................................   4.06%
2002...................................................................   1.67%




    Institutional Class shares' year-to-date total return as of June 30, 2003 was 0.59%.



    During the periods shown in the bar chart, the highest quarterly return was 1.67% (quarter ended September 30, 2000), and the lowest quarterly return was 0.38% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
(for the periods ended                                           SINCE      INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    10 YEARS   INCEPTION    DATE
-------------------------------------------------------------------------------------
Institutional Class               1.67%      4.59%      4.75%      7.10%    11/10/80
-------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2002 was 1.27%. For the current seven-day yield, call (800) 659-1005.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------
(fees paid directly from
your investment)                      INSTITUTIONAL CLASS
----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None
----------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------
(expenses that are deducted
from fund assets)                     INSTITUTIONAL CLASS
----------------------------------------------------------
Management Fees(2)                            0.15%

Distribution and/or
Service (12b-1) Fees                          None

Other Expenses                                0.03

Total Annual Fund
Operating Expenses(3)                         0.18
----------------------------------------------------------



(1)There is no guarantee that actual expenses will be the same as those shown in the table.


(2)Restated to reflect current agreement effective January 1, 2002.


(3)The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.12%. This agreement may be terminated or modified at any time.



You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Institutional Class                         $18       $58      $101       $230
--------------------------------------------------------------------------------

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.

    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserve in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.



                                                                               INSTITUTIONAL CLASS
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                               YEAR ENDED AUGUST 31,
                                                FEBRUARY 28,      ---------------------------------------------------------------
                                                   2003              2002         2001         2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     1.00       $     1.00   $     1.00   $      1.00   $     1.00   $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.01             0.02         0.05          0.06         0.05         0.06
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income             (0.01)           (0.02)       (0.05)        (0.06)       (0.05)       (0.06)
=================================================================================================================================
Net asset value, end of period                   $     1.00       $     1.00   $     1.00   $      1.00   $     1.00   $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                        0.71%            2.01%        5.46%         6.08%        5.15%        5.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $5,282,431       $5,930,291   $7,840,199   $11,874,103   $6,210,056   $5,843,813
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                     0.10%(b)         0.10%        0.09%         0.09%        0.09%        0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                  0.18%(b)         0.14%          --            --           --           --
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               1.43%(b)         2.05%        5.41%         5.94%        5.02%        5.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are annualized and based on average daily net assets of $6,545,475,558.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT


The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Institutional Class                                            $1 million     no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                                 OPENING AN ACCOUNT               ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 4:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT


All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

REDEEMING SHARES

REDEMPTION FEES


We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 4:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------


redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 659-1005

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------

 STIC PRIME PORTFOLIO, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
-----------------------------------------


AIMinvestments.com               PRM-PRO-1

                     STIC PRIME PORTFOLIO



                     November 4, 2003





                     Prospectus
                     Personal Investment Class


                     STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


                     --------------------------------------------------------

                     This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan. AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund generally will maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   2.68%
1994...................................................................   3.80%
1995...................................................................   5.51%
1996...................................................................   4.95%
1997...................................................................   5.10%
1998...................................................................   5.07%
1999...................................................................   4.68%
2000...................................................................   5.96%
2001...................................................................   3.54%
2002...................................................................   1.15%




    Personal Investment Class shares' year-to-date total return as of June 30, 2003 was 0.32%.



    During the periods shown in the bar chart, the highest quarterly return was 1.54% (quarter ended September 30, 2000), and the lowest quarterly return was 0.24% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
(for the periods ended                                           SINCE      INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    10 YEARS   INCEPTION    DATE
-------------------------------------------------------------------------------------
Personal Investment Class         1.15%      4.07%      4.23%      4.17%    08/20/91
-------------------------------------------------------------------------------------



Personal Investment Class shares' seven-day yield on December 31, 2002 was 0.72%. For the current seven-day yield, call (800) 877-4744.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

----------------------------------------------------------
(fees paid directly from              PERSONAL INVESTMENT
your investment)                         CLASS
----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None
----------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------
(expenses that are deducted           PERSONAL INVESTMENT
from fund assets)                        CLASS
----------------------------------------------------------
Management Fees(2)                            0.15%

Distribution and/or
Service (12b-1) Fees                          0.75

Other Expenses                                0.03

Total Annual Fund
Operating Expenses(3)                         0.93
----------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The distributor has agreed to waive 0.20% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.67%. These agreements may be terminated or modified at any time.



As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.



    You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class                   $95      $296      $515      $1,143
--------------------------------------------------------------------------------

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.

    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Personal Investment Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.



                                                                                  PERSONAL INVESTMENT CLASS
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                          YEAR ENDED AUGUST 31,
                                                            FEBRUARY 28,      ---------------------------------------------------
                                                               2003             2002       2001       2000      1999       1998
                                                            ------------      --------   --------   --------   -------   --------
Net asset value, beginning of period                          $   1.00        $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.004            0.02       0.05       0.05      0.05       0.05
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                       (0.004)          (0.02)     (0.05)     (0.05)    (0.05)     (0.05)
=================================================================================================================================
Net asset value, end of period                                $   1.00        $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   0.44%           1.50%      4.93%      5.55%     4.63%      5.18%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $154,873        $177,493   $216,286   $142,235   $87,754   $140,087
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.65%(b)        0.60%      0.59%      0.59%     0.59%      0.59%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.93%(b)        0.89%      0.84%      0.84%     0.84%      0.84%
=================================================================================================================================
Ratio of net investment income to average net assets              0.88%(b)        1.55%      4.91%      5.44%     4.52%      5.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are annualized and based on average daily net assets of $166,523,395.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Personal Investment Class                                        $1,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                                 OPENING AN ACCOUNT               ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 4:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark--Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 4:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.
REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-4744

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 STIC PRIME PORTFOLIO, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------


AIMinvestments.com               PRM-PRO-3

                     STIC PRIME PORTFOLIO



                     November 4, 2003





                     Prospectus
                     Private Investment Class


                     STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


                     --------------------------------------------------------

                     This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature, or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    4.01%
1995...................................................................    5.72%
1996...................................................................    5.16%
1997...................................................................    5.31%
1998...................................................................    5.28%
1999...................................................................    4.89%
2000...................................................................    6.17%
2001...................................................................    3.74%
2002...................................................................    1.36%




    Private Investment Class shares' year-to-date total return as of June 30, 2003 was 0.44%.



    During the periods shown in the bar chart, the highest quarterly return was 1.59% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.30% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Private Investment Class          1.36%      4.28%      4.54%    07/08/93
--------------------------------------------------------------------------



Private Investment Class shares' seven-day yield on December 31, 2002 was 0.97%. For the current seven-day yield, call (800) 877-7748.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------
(fees paid directly from              PRIVATE INVESTMENT
your investment)                         CLASS
----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None
----------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------
(expenses that are deducted           PRIVATE INVESTMENT
from fund assets)                        CLASS
----------------------------------------------------------
Management Fees(2)                            0.15%

Distribution and/or
Service (12b-1) Fees                          0.50

Other Expenses                                0.03

Total Annual Fund
Operating Expenses(3)                         0.68

----------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The distributor has agreed to waive 0.20% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.42%. These agreements may be terminated or modified at any time.



As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.



    You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Private Investment Class                    $69      $218      $379       $847
--------------------------------------------------------------------------------

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.

    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                               PRIVATE INVESTMENT CLASS
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                             YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                         2003              2002        2001        2000        1999        1998
                                                      ------------       --------    --------    --------    --------    --------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.01             0.02        0.05        0.06        0.05        0.05
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                  (0.01)           (0.02)      (0.05)      (0.06)      (0.05)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             0.56%            1.70%       5.14%       5.76%       4.84%       5.39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $506,299         $499,452    $572,597    $470,368    $384,894    $294,811
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          0.40%(b)         0.40%       0.39%       0.39%       0.39%       0.39%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       0.68%(b)         0.64%       0.59%       0.59%       0.59%       0.59%
=================================================================================================================================
Ratio of net investment income to average net assets        1.13%(b)         1.75%       5.11%       5.64%       4.72%       5.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are annualized and based on average daily net assets of $500,314,914.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Private Investment Class                                        $10,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 4:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 4:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7748

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 STIC PRIME PORTFOLIO, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------


AIMinvestments.com               PRM-PRO-2

                     STIC PRIME PORTFOLIO



                     November 4, 2003





                     Prospectus

                     Reserve Class


                     STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


                     --------------------------------------------------------

                     This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   5.64%
2001...................................................................   3.23%
2002...................................................................   0.84%




    Reserve Class shares' year-to-date total return as of June 30, 2003 was 0.16%.



    During the period shown in the bar chart, the highest quarterly return was 1.46% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.16% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Reserve Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
(for the periods ended December 31, 2002)       1 YEAR     INCEPTION    DATE
-------------------------------------------------------------------------------
Reserve Class                                     0.84%      3.51%    01/04/99
-------------------------------------------------------------------------------



Reserve Class shares' seven-day yield on December 31, 2002 was 0.41%. For the current seven-day yield, call (800) 417-8837.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                           RESERVE CLASS
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                 None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                          RESERVE CLASS
-------------------------------------------------------------------------------
Management Fees(2)                                                 0.15%

Distribution and/or
Service (12b-1) Fees                                               1.00

Other Expenses                                                     0.03

Total Annual Fund
Operating Expenses(3)                                              1.18
-------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The distributor has agreed to waive 0.13% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.99%. These agreements may be terminated or modified at any time.



As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.



    You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Reserve Class                               $120     $375      $649      $1,432
--------------------------------------------------------------------------------

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.

    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.



                                                                                       RESERVE CLASS
                                                           ----------------------------------------------------------------------
                                                                                                                  JANUARY 4, 1999
                                                           SIX MONTHS                                             (DATE SALES
                                                             ENDED                 YEAR ENDED AUGUST 31,          COMMENCED) TO
                                                           FEBRUARY 28,       --------------------------------    AUGUST 31,
                                                              2003              2002        2001        2000         1999
                                                           ------------       --------    --------    --------    ---------------
Net asset value, beginning of period                         $   1.00         $   1.00    $   1.00    $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.003             0.01        0.05        0.05           0.03
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                      (0.003)           (0.01)      (0.05)      (0.05)         (0.03)
=================================================================================================================================
Net asset value, end of period                               $   1.00         $   1.00    $   1.00    $   1.00       $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                  0.29%            1.19%       4.62%       5.24%          2.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $159,029         $146,505    $144,449    $131,370       $121,783
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               0.96%(b)         0.90%       0.89%       0.89%          0.89%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.18%(b)         1.14%       1.09%       1.09%          1.09%(c)
=================================================================================================================================
Ratio of net investment income to average net assets             0.57%(b)         1.25%       4.61%       5.14%          4.22%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b)Ratios are annualized and based on average daily net assets of $173,153,228.


(c)Annualized.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Reserve Class                                                    $1,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 4:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 4:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.
REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                                ---------------

                              STIC PRIME PORTFOLIO

                                ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 417-8837

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 STIC PRIME PORTFOLIO, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------


AIMinvestments.com               PRM-PRO-6

                     STIC PRIME PORTFOLIO



                     November 4, 2003





                     Prospectus
                     Resource Class


                     STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


                     --------------------------------------------------------

                     This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
MONTH 31                                                                 RETURNS
----------                                                               -------
1997...................................................................    5.46%
1998...................................................................    5.43%
1999...................................................................    5.04%
2000...................................................................    6.32%
2001...................................................................    3.89%
2002...................................................................    1.51%




    Resource Class shares' year-to-date total return as of June 30, 2003 was 0.51%.



    During the periods shown in the bar chart, the highest quarterly return was 1.62% (quarters ended September 30, 2000 and December 31, 2000), and the lowest quarterly return was 0.34% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
Resource Class                    1.51%      4.42%      4.69%    01/16/96
--------------------------------------------------------------------------



Resource Class shares' seven-day yield on December 31, 2002 was 1.11%. For the current seven-day yield, call (800) 825-6858.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------
(fees paid directly from
your investment)                      RESOURCE CLASS
----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None
----------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------
(expenses that are deducted
from fund assets)                     RESOURCE CLASS
----------------------------------------------------------
Management Fees(2)                            0.15%

Distribution and/or
Service (12b-1) Fees                          0.20

Other Expenses                                0.03

Total Annual Fund
Operating Expenses(3)                         0.38
----------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The distributor has agreed to waive 0.04% of the Rule 12b-1 fee. The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreements, are 0.28%. These agreements may be terminated or modified at any time.



You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Resource Class                              $39      $122      $213       $480
--------------------------------------------------------------------------------

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.

    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Resource Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.




                                                                                    RESOURCE CLASS
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                             YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,       --------------------------------------------------------
                                                         2003              2002        2001        2000        1999        1998
                                                      ------------       --------    --------    --------    --------    --------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.01             0.02        0.05        0.06        0.05        0.05
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income                  (0.01)           (0.02)      (0.05)      (0.06)      (0.05)      (0.05)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             0.63%            1.85%       5.29%       5.91%       4.99%       5.54%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $136,512         $213,654    $453,601    $563,431    $665,939    $698,380
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          0.26%(b)         0.26%       0.25%       0.25%       0.25%       0.25%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       0.38%(b)         0.34%       0.29%       0.29%       0.29%       0.29%
=================================================================================================================================
Ratio of net investment income to average net assets        1.27%(b)         1.89%       5.25%       5.78%       4.86%       5.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b) Ratios are annualized and based on average daily net assets of $192,548,563.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Resource Class                                                  $10,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 4:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 4:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 825-6858

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 STIC PRIME PORTFOLIO, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------


AIMinvestments.com               PRM-PRO-5

                     STIC PRIME PORTFOLIO



                     November 4, 2003





                     Prospectus
                     Sweep Class


                     STIC Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.


                     --------------------------------------------------------

                     This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

OTHER INFORMATION                                    4
------------------------------------------------------
Suitability for Investors                            4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Distribution and Service (12b-1) Fees              A-1

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-3

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

- securities issued by the U.S. Government or its agencies;

- bankers' acceptances, certificates of deposit and time deposits from banks;

- repurchase agreements;

- commercial instruments;

- municipal securities; and

- master notes.

    Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

    The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.

    The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

    The following factors could reduce the fund's income and/or share price:

- sharply rising interest rates;

- downgrades of credit ratings or defaults of any of the fund's holdings; and

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

    If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither Sweep Class shares nor Institutional Class shares are subject to front-end or back-end sales loads.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1993...................................................................   3.16%
1994...................................................................   4.32%
1995...................................................................   6.04%
1996...................................................................   5.48%
1997...................................................................   5.63%
1998...................................................................   5.59%
1999...................................................................   5.21%
2000...................................................................   6.49%
2001...................................................................   4.06%
2002...................................................................   1.67%



    The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, Sweep Class has higher expenses. As of the date of this prospectus, Sweep Class has not yet commenced operations.


    Institutional Class Shares' year-to-date total return as of June 30, 2003 was 0.59%.



    During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarter ended September 30, 2000), and the lowest quarterly return was 0.38% (quarter ended December 31, 2002).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
(for the periods ended                                           SINCE      INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    10 YEARS   INCEPTION    DATE
-------------------------------------------------------------------------------------
Institutional Class               1.67%      4.59%      4.75%      7.10%    11/10/80
-------------------------------------------------------------------------------------



Institutional Class shares' seven-day yield on December 31, 2002 was 1.27%. Once Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------
(fees paid directly from
your investment)                      SWEEP CLASS
----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                            None
----------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
----------------------------------------------------------
(expenses that are deducted
from fund assets)                     SWEEP CLASS
----------------------------------------------------------
Management Fees(2)                            0.15%

Distribution and/or
Service (12b-1) Fees                          0.25

Other Expenses(3)                             0.03

Total Annual Fund
Operating Expenses(4)                         0.43

----------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) Other Expenses are based on estimated amounts for the current fiscal year.


(4) The investment advisor has agreed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Total Annual Fund Operating Expenses, net of the current agreement, are 0.37%. This agreement may be terminated or modified at any time.



As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.



    You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Sweep Class                                 $44      $138      $241       $542
--------------------------------------------------------------------------------

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2002, the advisor received compensation of 0.08% of average daily net assets.

    Effective January 1, 2002, the advisory fee rate changed to 0.15% of average daily net assets. However, the advisor has agreed to waive 0.075% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Sweep Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.

    The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

    Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS


The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day.


    Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern Time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern Time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2002 and 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years was audited by other public accountants.

    As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.



                                                                            INSTITUTIONAL CLASS
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                  YEAR ENDED AUGUST 31,
                                           FEBRUARY 28,       -------------------------------------------------------------------
                                              2003               2002          2001          2000           1999          1998
                                           ------------       ----------    ----------    -----------    ----------    ----------
Net asset value, beginning of period        $     1.00        $     1.00    $     1.00    $      1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.01              0.02          0.05           0.06          0.05          0.06
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income        (0.01)            (0.02)        (0.05)         (0.06)        (0.05)        (0.06)
=================================================================================================================================
Net asset value, end of period              $     1.00        $     1.00    $     1.00    $      1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                   0.71%             2.01%         5.46%          6.08%         5.15%         5.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $5,282,431        $5,930,291    $7,840,199    $11,874,103    $6,210,056    $5,843,813
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                0.10%(b)          0.10%         0.09%          0.09%         0.09%         0.09%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                             0.18%(b)          0.14%           --             --            --            --
=================================================================================================================================
Ratio of net investment income to average
  net assets                                      1.43%(b)          2.05%         5.41%          5.94%         5.02%         5.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(b)Ratios are annualized and based on average daily net assets of $6,545,475,558.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12b-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
CLASS                                                         INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Sweep Class                                                     $10,000       no minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       AIM Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should call
                                       the transfer agent at (800) 659-1005 to
                                       receive an account number.
                                       Then, the intermediary should use the
                                       following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA 8900117435
                                       For Further Credit to the fund and Your
                                       Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above. You must
                                                                                  call and wire payment before 4:00 p.m.
                                                                                  Eastern Time in order to effect your
                                                                                  purchase on that day.
By AIM LINK--Registered Trademark--    Open your account as described above.      Complete an AIM LINK--Registered
                                                                                  Trademark-- Agreement. Mail the
                                                                                  application and agreement to the
                                                                                  transfer agent. Once your request for
                                                                                  this option has been processed, you may
                                                                                  place your order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Intermediary       Contact your financial intermediary.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                       provided the transfer agent. The transfer agent must receive your financial intermediary's call before 4:00 p.m. Eastern
                                       Time in order to effect the redemption at the day's closing price

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 4:00 p.m. Eastern Time in order to effect the redemption at that day's closing
                                       price.

By AIM LINK--Registered Trademark--    Place your redemption request via AIM LINK. The transfer
                                       agent must receive your redemption request before 4:00 p.m.
                                       Eastern Time in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


The fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    We normally will wire payment for redemptions before the next calculation of net asset value. We normally will wire payment for redemptions received prior to 4:00 p.m. Eastern Time on the same day. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK--Registered Trademark--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. The fund declares dividends on settled shares at 4:00 p.m. Eastern Time.


    The fund's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The fund values portfolio securities on the basis of amortized cost, which approximates market value.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

TIMING OF ORDERS


The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire payment for redemptions before the next calculation of net asset value. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern Time, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern Time, the redemption will be processed at the net asset value next determined. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays. In this event, the fund's final net asset value determination will be at that time.


TAXES

Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.

    Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                              --------------------

                              STIC PRIME PORTFOLIO

                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  AIM Investment Services, Inc.
                          P.O. Box 0843
                          Houston, TX 77001-0843

BY TELEPHONE:             (800) 877-7745

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------

 STIC PRIME PORTFOLIO, a series of
 Short-Term Investments Trust
 SEC 1940 Act file number: 811-2729
------------------------------------


AIMinvestments.com               PRM-PRO-4

                                  STATEMENT OF
                             ADDITIONAL INFORMATION


                          SHORT-TERM INVESTMENTS TRUST


                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS

          OF THE STIC PRIME PORTFOLIO OF SHORT-TERM INVESTMENTS TRUST

        LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES

               FOR THE CLASSES OF THE STIC PRIME PORTFOLIO LISTED

          BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY CLASS

            OF THE PRIME STIC PORTFOLIO LISTED BELOW BY WRITING TO:



                         AIM INVESTMENT SERVICES, INC.

                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                          OR BY CALLING (800) 659-1005

                             ---------------------


       THIS STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 4, 2003,

                     RELATES TO THE FOLLOWING PROSPECTUSES:


              CLASS                         DATED
              -----                         -----
      Cash Management Class            November 4, 2003
       Institutional Class             November 4, 2003
    Personal Investment Class          November 4, 2003
     Private Investment Class          November 4, 2003
          Reserve Class                November 4, 2003
          Resource Class               November 4, 2003
           Sweep Class                 November 4, 2003

                          SHORT-TERM INVESTMENTS TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION ABOUT THE TRUST.........................    1
     Portfolio History......................................    1
     Shares of Beneficial Interest..........................    1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND
  RISKS.....................................................    2
     Classification.........................................    2
     Investment Strategies and Risks........................    2
          Debt Investments..................................    5
          Other Investments.................................    6
          Investment Techniques.............................    6
     Portfolio Policies.....................................    9
     Temporary Defensive Position...........................   10
MANAGEMENT OF THE TRUST.....................................   10
     Board of Trustees......................................   10
     Management Information.................................   10
          Trustee Ownership of Portfolio Shares.............   11
          Factors Considered in Approving the Investment
          Advisory Agreement................................   11
     Compensation...........................................   12
          Retirement Plan for Trustees......................   12
          Deferred Compensation Agreements..................   12
     Codes of Ethics........................................   13
     Proxy Voting Policies..................................   13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........   13
INVESTMENT ADVISORY AND OTHER SERVICES......................   13
     Investment Advisor.....................................   13
     Service Agreements.....................................   14
     Other Service Providers................................   14
BROKERAGE ALLOCATION AND OTHER PRACTICES....................   15
     Brokerage Transactions.................................   15
     Commissions............................................   15
     Brokerage Selection....................................   16
     Directed Brokerage (Research Services).................   16
     Regular Brokers or Dealers.............................   16
     Allocation of Portfolio Transactions...................   16
PURCHASE, REDEMPTION AND PRICING OF SHARES..................   17
     Purchase and Redemption of Shares......................   17
     Offering Price.........................................   17
          Calculation of Net Asset Value....................   17
     Redemption in Kind.....................................   18
     Backup Withholding.....................................   18

                                                              PAGE
                                                              ----
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................   19
     Dividends and Distributions............................   19
     Tax Matters............................................   20
DISTRIBUTION OF SECURITIES..................................   22
     Distribution Plan......................................   22
     Distributor............................................   24
BANKING REGULATIONS.........................................   25
CALCULATION OF PERFORMANCE DATA.............................   25
RATINGS OF DEBT SECURITIES..................................  A-1
TRUSTEES AND OFFICERS.......................................  B-1
TRUSTEES COMPENSATION TABLE.................................  C-1
PROXY VOTING POLICIES.......................................  D-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........  E-1
MANAGEMENT FEES.............................................  F-1
ADMINISTRATIVE SERVICES FEES................................  G-1
BROKERAGE COMMISSIONS.......................................  H-1
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASE OF
  SECURITIES OF REGULAR BROKERS OR DEALERS..................  I-1
AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO
  DISTRIBUTION PLAN.........................................  J-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION
  PLAN......................................................  K-1
PERFORMANCE DATA............................................  L-1
FINANCIAL STATEMENTS........................................   FS

                      GENERAL INFORMATION ABOUT THE TRUST


PORTFOLIO HISTORY


     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Cash Assets Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the STIC Prime Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, (the "Trust Agreement") the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the state of Delaware on October 15, 1993. On November 4, 2003, the Portfolio succeeded to the assets and assumed the liabilities of STIC Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to November 4, 2003 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).



SHARES OF BENEFICIAL INTEREST



     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.



     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.



     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Government & Agency Portfolio, Government TaxAdvantage, Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio each offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.


     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.


     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.



     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a portfolio in unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.



     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her officer with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.



     SHARE CERTIFICATES. Shareholders of the portfolios do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.


           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION


     The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.


INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by A I M Advisors, Inc. ("AIM") in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectuses and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          SHORT-TERM INVESTMENTS TRUST

                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                      STIC PRIME PORTFOLIO
    -----------------------------                                                      --------------------
-------------------------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Common Stock
-------------------------------------------------------------------------------------------------------------
 Preferred Stock
-------------------------------------------------------------------------------------------------------------
 Convertible Securities
-------------------------------------------------------------------------------------------------------------
 Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 Foreign Securities
-------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------
 Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations                                                                     X
-------------------------------------------------------------------------------------------------------------
 Rule 2a-7 Requirements                                                                          X
-------------------------------------------------------------------------------------------------------------
 Mortgage-Backed and Asset-Backed
 Securities
-------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage Obligations
-------------------------------------------------------------------------------------------------------------
 Bank Instruments                                                                                X
-------------------------------------------------------------------------------------------------------------
 Commercial Instruments                                                                          X
-------------------------------------------------------------------------------------------------------------
 Participation Interests                                                                         X
-------------------------------------------------------------------------------------------------------------
 Other Debt Obligations                                                                          X
-------------------------------------------------------------------------------------------------------------
 Junk Bonds
-------------------------------------------------------------------------------------------------------------
 Municipal Securities                                                                            X
-------------------------------------------------------------------------------------------------------------
 Municipal Lease Obligations
-------------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------
 REITs
-------------------------------------------------------------------------------------------------------------
 Other Investment Companies                                                                      X
-------------------------------------------------------------------------------------------------------------
 Defaulted Securities
-------------------------------------------------------------------------------------------------------------
 Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------
 Variable or Floating Rate
 Instruments                                                                                     X
-------------------------------------------------------------------------------------------------------------
 Indexed Securities
-------------------------------------------------------------------------------------------------------------
 Zero-Coupon and Pay-in-Kind
 Securities
-------------------------------------------------------------------------------------------------------------
 Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
    SECURITY/INVESTMENT TECHNIQUE                                                      STIC PRIME PORTFOLIO
    -----------------------------                                                      --------------------
-------------------------------------------------------------------------------------------------------------
                                            INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                                                                   X
-------------------------------------------------------------------------------------------------------------
 When-Issued Securities                                                                          X
-------------------------------------------------------------------------------------------------------------
 Short Sales
-------------------------------------------------------------------------------------------------------------
 Margin Transactions
-------------------------------------------------------------------------------------------------------------
 Swap Agreements
-------------------------------------------------------------------------------------------------------------
 Interfund Loans                                                                                 X
-------------------------------------------------------------------------------------------------------------
 Borrowing                                                                                       X
-------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                                                                           X
-------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                                                                   X
-------------------------------------------------------------------------------------------------------------
 Dollar Rolls
-------------------------------------------------------------------------------------------------------------
 Illiquid Securities                                                                             X
-------------------------------------------------------------------------------------------------------------
 Rule 144A Securities                                                                            X
-------------------------------------------------------------------------------------------------------------
 Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------
 Sale of Money Market Securities                                                                 X
-------------------------------------------------------------------------------------------------------------
 Standby Commitments
-------------------------------------------------------------------------------------------------------------
                                                 DERIVATIVES
-------------------------------------------------------------------------------------------------------------
 Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------
 Put Options
-------------------------------------------------------------------------------------------------------------
 Call Options
-------------------------------------------------------------------------------------------------------------
 Straddles
-------------------------------------------------------------------------------------------------------------
 Warrants
-------------------------------------------------------------------------------------------------------------
 Futures Contracts and Options on
 Futures
-------------------------------------------------------------------------------------------------------------
 Contracts
-------------------------------------------------------------------------------------------------------------
 Forward Currency Contracts
-------------------------------------------------------------------------------------------------------------
 Cover
-------------------------------------------------------------------------------------------------------------

Debt Investments

     U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


     RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.



     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM (under the supervision of an pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


     BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits, time deposits and bankers' acceptances from U.S. banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

     COMMERCIAL INSTRUMENTS. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

     PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, and U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Portfolio, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management,
(b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and
(f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and (iii) other considerations deemed appropriate.

     Descriptions of debt securities ratings are found in Appendix A.

     MUNICIPAL SECURITIES. Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

Other Investments

     OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     The following restrictions apply to investments in other investment companies other than Affiliated Money Markets Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Investment Techniques

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement. Delayed delivery securities may have a maturity of up to 75 days calculated from trade date.

     WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when-issued" basis. When-issued securities are securities that have been announced but not yet auctioned. The payment obligation and yield that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.


     BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.



     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less.



     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction.

     The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


     RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


     SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

     NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.


          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.


          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end portfolio, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

          (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in futures contracts and options thereon or invest in securities that are secured by physical commodities.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.

                           MANAGEMENT OF THE COMPANY


BOARD OF TRUSTEES



     The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION


     The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.

     The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Committee on Directors/Trustees and the Valuation Committee.



     The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of independent accountants for each portfolio and the evaluation of such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by each Portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with each Portfolio's independent accountants and management. During the fiscal year ended August 31, 2002, the Audit Committee held four meetings.


     The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended August 31, 2002, the Investments Committee held four meetings.


     The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees. During the fiscal year ended August 31, 2002, the Committee on Directors/Trustees held five meetings.



     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


     The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair) and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended August 31, 2002, the Valuation Committee held one meeting.


Trustee Ownership of Portfolio Shares



     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


Factors Considered in Approving the Investment Advisory Agreement


     The advisory agreement with AIM was approved for the Portfolio by the Trust's Board at a meeting held on July 30, 2003. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.

     After consideration of these factors, the Board found that: (i) the services provided to the Portfolio and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's advisory agreement was in the best interests of the Portfolio and its shareholders and continued the agreement for an additional year.

COMPENSATION


     Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee or trustee, which consists of an annual retainer component and a meeting fee component.



     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.



Retirement Plan For Trustees



     The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.



     The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.



     Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements


     Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Trust, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS


     AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.



PROXY VOTING POLICIES



     The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to the Portfolio's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix D.



     Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of the Portfolio's proxy voting record.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management Group Inc., a holding company that has been engaged in the financial services business since 1976. AIM Management Group Inc. is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.


     AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.



     The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.



     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.



     Pursuant to its investment advisory agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:



   PORTFOLIO NAME                                  NET ASSETS     ANNUAL RATE
   --------------                                  ----------     -----------
                                                    All              0.15%
STIC Prime Portfolio                                Assets


     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


     AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Directors. See "Description of the Portfolio and Its Investments and Risks -- Investment Strategies and
Risks -- Other Investments -- Other Investment Companies."



     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended August 31 are found in Appendix F.


SERVICE AGREEMENTS


     ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to portfolio accounting services.



     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix G.


OTHER SERVICE PROVIDERS


     TRANSFER AGENT. AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.) ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.



     The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AISI will receive an asset based fee plus certain out-of-pocket expenses. AISI may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



     SUB-ACCOUNTING. The Trust and FMC have arranged for AISI or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) may receive sub-accounting services.

     CUSTODIAN. The Bank of New York ("Custodian"), 100 Church Street, New York, New York 10286, is custodian of all securities and cash of the Portfolio.



     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.



     AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. The Board of Trustees has selected Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.



     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


     Brokerage commissions, if any, paid by the Portfolios for the last three fiscal years ended August 31 are found in Appendix H.


COMMISSIONS

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.


     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications or trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


DIRECTED BROKERAGE (RESEARCH SERVICES)


     Directed brokerage (research services) paid by the Portfolio during the last fiscal year ended August 31, 2002 are found in Appendix I.


REGULAR BROKERS OR DEALERS


     Information concerning the Portfolio's acquisition of securities of its regular broker or dealers during the last fiscal year ended August 31, 2002 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolios. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AISI.



     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AISI all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.



     A financial intermediary may submit a written request to AISI for correction of transactions involving Portfolio shares. If AISI agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.


     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.


     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AISI in writing. AISI may request additional documentation.



     AISI may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value


     The price of each of the Portfolio's shares is the Portfolio's net asset value per share. The Portfolio determines the net asset value of its shares four times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The Portfolio also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. The Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time. The Portfolio declares dividends on settled shares at 4:00 p.m. Eastern Time. The Portfolio's net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. The Portfolio values portfolio securities on the basis of amortized cost, which approximates market value. The Portfolio reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


     For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at amortized cost as well as income accrued but not yet received.

     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.


     The Board of Trustees has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.


REDEMPTION IN KIND

     The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


     Each AIM Fund and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.


     An investor is subject to backup withholding if:


          1. the investor fails to furnish a correct TIN to the Portfolio;



          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);



          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only);



          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.


     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.


     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     NON-RESIDENT ALIENS -- Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.



     Dividends are paid on settled shares of the Portfolio as of 4:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AISI at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.


     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption are paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

     The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and discounts earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.


     Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid.


TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances the Portfolio may be required to sell portfolio holdings to meet this requirement.



     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.


     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


     The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Moreover, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.


     PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.


     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. However, certain capital gain dividends distributed to noncorporate shareholders for the Funds' fiscal year ending March 31, 2004 may be taxable at a maximum rate of 20%. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.


     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.



     BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares -- Backup Withholding."


     FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.


     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.


     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 4, 2003. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.



     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN


     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the

"Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.


CLASS                                         ANNUAL RATE
  Cash Management Class                          0.10%
  Personal Investment Class                      0.75%
  Private Investment Class                       0.50%
  Reserve Class                                  1.00%
  Resource Class                                 0.20%
  Sweep Class                                    0.25%

     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.


     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class or Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.



     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.


     Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


     See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2002 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year or period ended August 31, 2002.



     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.


     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.


     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.



     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.


DISTRIBUTOR


     The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."



     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.



     The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


     FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

  Yield Quotations

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

        Y  =    V   - V          X           365
                 1     0
               ----------                   ----
                    V                        7
                     0

Where  Y    =    annualized yield.
       V    =    the value of a hypothetical pre-existing account in the
        0        Portfolio having a balance of one share at the beginning of a stated seven-day period.
       V    =    the value of such an account at the end of the stated
        1        period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:

                        365/7
       EY   =    (Y + 1)        -1
Where  EY   =    effective annualized yield.
       Y    =    annualized yield, as determined above.

     The yield for each class of the Portfolio is found in Appendix K.

Performance Information

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

           ABA Banking Journal                       Institutional Investor
             American Banker                         Pensions & Investments
               CFO Magazine                        Treasury & Risk Management

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

            Bank Rate Monitor                         Money Fund Averages
                Bloomberg                              Mutual Fund Values
                Donoghue's                           (Morningstar) Stanger
               Lipper, Inc.                                 TeleRate
             iMoney Net, Inc.                             Weisenberger

     The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

     Overnight -- 30 day Treasury Repurchase Agreements
     90 day Treasury Bills
     90 -- 180 day Commercial Paper

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) style of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

     Moody's describes its ratings for corporate bonds as follows:

          Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

          A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

          Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa -- Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba -- Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B -- Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C -- Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

     In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                        MOODY'S SHORT-TERM LOAN RATINGS

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3 -- This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4/VMIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

     PRIME-1 -- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2 -- Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3 -- Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME -- Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

     S&P describes its ratings for corporate bonds as follows:

          AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB-B-CCC-CC-C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based, in varying degrees, on the following considerations: likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

     Note rating symbols and definitions are as follows:

          SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

          SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3 -- Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Rating categories are as follows:

          A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

          A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B -- Issues with this rating are regarded as having only speculative capacity for timely payment.

          C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D -- Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                      FITCH INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     PLUS (+) MINUS (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR -- Indicates that Fitch does not rate the specific issue.

     CONDITIONAL -- A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

     SUSPENDED -- A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

     WITHDRAWN -- A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

     FITCHALERT -- Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                RATINGS OUTLOOK

     An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

     BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

     B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC -- Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C -- Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

          F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

          F-3 -- Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

          F-S -- Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          D -- Default. Issues assigned this rating are in actual or imminent payment default.

          LOC -- The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B



                             TRUSTEES AND OFFICERS


                             As of January 1, 2003



     The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.



--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND         TRUSTEE                                                          OTHER
      POSITION(S) HELD            AND/OR                                                      DIRECTORSHIP(S)
       WITH THE TRUST          OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
  INTERESTED PERSON
 -------------------------------------------------------------------------------------------------------------
  ROBERT H.                        1986        Director and Chairman, A I M Management       None
  GRAHAM(1) -- 1946                            Group Inc. (financial services holding
  Trustee, Chairman and                        company); Director and Vice Chairman,
  President                                    AMVESCAP PLC and Chairman of AMVESCAP
                                               PLC -- AIM DIVISION (parent of AIM and a
                                               global investment management firm)
                                               Formerly: President and Chief Executive
                                               Officer, A I M Management Group Inc.;
                                               Director, Chairman and President, A I M
                                               Advisors, Inc. (registered investment
                                               advisor); Director and Chairman, A I M
                                               Capital Management, Inc. (registered
                                               investment advisor), A I M Distributors,
                                               Inc., (registered broker dealer), AIM
                                               Investment Services, Inc., (registered
                                               transfer agent), and Fund Management
                                               Company (registered broker dealer); and
                                               Chief Executive Officer, AMVESCAP
                                               PLC -- Managed Products
 -------------------------------------------------------------------------------------------------------------
  MARK H. WILLIAMSON(2) --         2003        Director, President and Chief Executive       Director and
  1951                                         Officer, A I M Management Group Inc.          Chairman, INVESCO
  Trustee and Executive Vice                   (financial services holding company);         Bond Funds, Inc.,
  President                                    Director, Chairman and President, A I M       INVESCO
                                               Advisors, Inc. (registered investment         Combination Stock
                                               advisor); Director, A I M Capital             & Bond Funds,
                                               Management, Inc. (registered investment       Inc., INVESCO
                                               advisor) and A I M Distributors, Inc.         Counselor Series
                                               (registered broker dealer); Director and      Funds, Inc.,
                                               Chairman, AIM Investment Services, Inc.       INVESCO
                                               (registered transfer agent); and Fund         International
                                               Management Company (registered broker         Funds, Inc.,
                                               dealer); and Chief Executive Officer,         INVESCO Manager
                                               AMVESCAP PLC -- AIM Division (parent of AIM   Series Funds,
                                               and a global investment management firm)      Inc., INVESCO
                                               Formerly: Director, Chairman, President and   Money Market
                                               Chief Executive Officer, INVESCO Funds        Funds, Inc.,
                                               Group, Inc. and INVESCO Distributors, Inc.;   INVESCO Sector
                                               Chief Executive Officer, AMVESCAP             Funds, Inc.,
                                               PLC -- Managed Products; Chairman and Chief   INVESCO Stock
                                               Executive Officer of NationsBanc Advisors,    Funds, Inc.,
                                               Inc.; and Chairman of NationsBanc             INVESCO
                                               Investments, Inc.                             Treasurer's
                                                                                             Series Funds,
                                                                                             Inc. and INVESCO
                                                                                             Variable
                                                                                             Investment Funds,
                                                                                             Inc.
 -------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


---------------


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND         TRUSTEE                                                          OTHER
      POSITION(S) HELD            AND/OR                                                      DIRECTORSHIP(S)
       WITH THE TRUST          OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
 -------------------------------------------------------------------------------------------------------------
  FRANK S. BAYLEY -- 1939          2001        Of Counsel, law firm of Baker & McKenzie      Badgley Funds,
  Trustee                                                                                    Inc. (registered
                                                                                             investment
                                                                                             company)
 -------------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT -- 1944        1993        Chairman, Crockett Technology Associates      ACE Limited
  Trustee                                      (technology consulting company)               (insurance
                                                                                             company); and
                                                                                             Captaris, Inc.
                                                                                             (unified
                                                                                             messaging
                                                                                             provider)
 -------------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN -- 1941         2000        Director of a number of public and private    Cortland Trust,
  Trustee                                      business corporations, including the Boss     Inc. (Chairman)
                                               Group, Ltd. (private investment and           (registered
                                               management) and Magellan Insurance Company    investment
                                               Formerly: President, Chief Executive          company); Annuity
                                               Officer and Director, Volvo Group North       and Life Re
                                               America, Inc.; Senior Vice President, AB      (Holdings), Ltd.
                                               Volvo and director of various affiliated      (insurance
                                               Volvo Group companies                         company)
 -------------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN,                  1998        Formerly: Chairman, Mercantile Mortgage       None
  JR. -- 1935                                  Corp.; President and Chief Operating
  Trustee                                      Officer, Mercantile-Safe Deposit & Trust
                                               Co.; and President, Mercantile Bankshares
                                               Corp.
 -------------------------------------------------------------------------------------------------------------
  JACK M. FIELDS -- 1952           1997        Chief Executive Officer, Twenty First         Administaff
  Trustee                                      Century Group, Inc. (government affairs
                                               company) and Texana Timber LP
 -------------------------------------------------------------------------------------------------------------
  CARL FRISCHLING -- 1937          1986        Partner, law firm of Kramer Levin Naftalis    Cortland Trust,
  Trustee                                      and Frankel LLP                               Inc. (registered
                                                                                             investment
                                                                                             company)
 -------------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS -- 1950       1998        Formerly: Chief Executive Officer, YWCA of    None
  Trustee                                      the USA
 -------------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK -- 1942         1986        Partner, law firm of Pennock & Cooper         None
  Trustee
 -------------------------------------------------------------------------------------------------------------
  RUTH H. QUIGLEY -- 1935          2001        Retired                                       None
  Trustee
 -------------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR -- 1939           1989        Executive Vice President, Development and     None
  Trustee                                      Operations, Hines Interests Limited
                                               Partnership (real estate development
                                               company)
 -------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  NAME, YEAR OF BIRTH AND         TRUSTEE                                                          OTHER
      POSITION(S) HELD            AND/OR                                                      DIRECTORSHIP(S)
       WITH THE TRUST          OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
  OTHER OFFICERS
 -------------------------------------------------------------------------------------------------------------
  KEVIN M. CAROME(3) -- 1956       2003        Director, Senior Vice President, Secretary    N/A
  Senior Vice President                        and General Counsel, A I M Management Group
                                               Inc. (financial services holding company)
                                               and A I M Advisors, Inc.; Vice President,
                                               A I M Capital Management, Inc., A I M
                                               Distributors, Inc. and AIM Investment
                                               Services, Inc.; and Director, Vice
                                               President and General Counsel, Fund
                                               Management Company
                                               Formerly: Senior Vice President and General
                                               Counsel, Liberty Financial Companies, Inc.;
                                               and Senior Vice President and General
                                               Counsel, Liberty Funds Group, LLC
 -------------------------------------------------------------------------------------------------------------
  GARY T. CRUM(4) -- 1947          1986        Director, Chairman and Director of            N/A
  Senior Vice President                        Investments, A I M Capital Management,
                                               Inc.; Director and Executive Vice
                                               President, A I M Management Group Inc.;
                                               Director and Senior Vice President, A I M
                                               Advisors, Inc.; and Director, A I M
                                               Distributors, Inc. and AMVESCAP PLC
                                               Formerly: Chief Executive Officer and
                                               President, A I M Capital Management, Inc.
 -------------------------------------------------------------------------------------------------------------
  STUART W. COCO -- 1955           2002        Managing Director and Chief Research          N/A
  Vice President                               Officer -- Fixed Income, A I M Capital
                                               Management, Inc.; and Vice President, A I M
                                               Advisors, Inc.
 -------------------------------------------------------------------------------------------------------------
  MELVILLE B. COX -- 1943          1992        Vice President and Chief Compliance           N/A
  Vice President                               Officer, A I M Advisors, Inc. and A I M
                                               Capital Management, Inc.; and Vice
                                               President, AIM Investment Services, Inc.
 -------------------------------------------------------------------------------------------------------------
  KAREN DUNN KELLEY -- 1960        1989        Senior Vice President, A I M Capital          N/A
  Vice President                               Management, Inc.; Director and President,
                                               Fund Management Company; and Vice
                                               President, A I M Advisors, Inc.
 -------------------------------------------------------------------------------------------------------------
  EDGAR M. LARSEN(4) -- 1940       2002        Vice President, A I M Advisors, Inc.; and     N/A
  Vice President                               President, Chief Executive Officer and
                                               Chief Investment Officer, A I M Capital
                                               Management, Inc.
 -------------------------------------------------------------------------------------------------------------
  DANA R. SUTTON -- 1959           1986        Vice President and Fund Treasurer, A I M      N/A
  Vice President and                           Advisors, Inc.
  Treasurer
 -------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


---------------


(3) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.



(4) Information is current as of January 10, 2003.

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2001



-------------------------------------------------------------------------------------------------------------------------
                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
                                                                              SECURITIES IN ALL REGISTERED
                                                                              INVESTMENT COMPANIES OVERSEEN
                              DOLLAR RANGE OF EQUITY SECURITIES                       BY TRUSTEE IN
      NAME OF DIRECTOR                IN THE PORTFOLIO               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
-------------------------------------------------------------------------------------------------------------------------
     Robert H. Graham
                                             -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Frank S. Bayley
                                             -0-                                 $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
     Bruce L. Crockett
                                             -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
     Albert R. Dowden
                                             -0-                                  Over $100,000
-------------------------------------------------------------------------------------------------------------------------
     Edward K. Dunn, Jr.
                                             -0-                                 Over $100,000(1)
-------------------------------------------------------------------------------------------------------------------------
     Jack M. Fields
                                             -0-                                 Over $100,000(1)
-------------------------------------------------------------------------------------------------------------------------
     Carl Frischling
                                             -0-                                 Over $100,000(1)
-------------------------------------------------------------------------------------------------------------------------
     Prema Mathai-Davis
                                             -0-                                 Over $100,000(1)
-------------------------------------------------------------------------------------------------------------------------
     Lewis F. Pennock
                                             -0-                                 $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------
     Ruth H. Quigley
                                             -0-                                    $1-$10,000
-------------------------------------------------------------------------------------------------------------------------
     Louis S. Sklar
                                             -0-                                 Over $100,000(1)
-------------------------------------------------------------------------------------------------------------------------


---------------


(1) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C


                           TRUSTEE COMPENSATION TABLE



     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:


                                                      RETIREMENT
                                       AGGREGATE       BENEFITS       ESTIMATED          TOTAL
                                      COMPENSATION     ACCRUED         ANNUAL        COMPENSATION
                                        FROM THE        BY ALL      BENEFITS UPON      FROM ALL
              TRUSTEE                   TRUST(1)     AIM FUNDS(2)   RETIREMENT(3)    AIM FUNDS(4)
  Frank S. Bayley                       $24,539        $142,800        $90,000         $150,000
  Bruce L. Crockett                      26,210          50,132         90,000          149,000
  Albert R. Dowden                       26,210          57,955         90,000          150,000
  Edward K. Dunn, Jr.                    26,210          94,149         90,000          149,000
  Jack M. Fields                         26,117          29,153         90,000          153,000
  Carl Frischling(5)                     26,117          74,511         90,000          150,000
  Prema Mathai-Davis                     26,210          33,931         90,000          150,000
  Lewis F. Pennock                       26,967          54,802         90,000          154,000
  Ruth H. Quigley                        24,632         142,502         90,000          153,000
  Louis S. Sklar                         26,967          78,500         90,000          153,000


---------------


(1) Amounts shown are based on the fiscal year ended August 31, 2002. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2002, including earnings, was $130,885.



(2) During the fiscal year ended August 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $76,779.



(3) Amounts shown assume each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as trustees of seventeen registered investment companies advised by AIM.



(5) During the fiscal year ended August 31, 2002, the Trust paid $128,388 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D



                             PROXY VOTING POLICIES



     The Proxy Voting Policies applicable to each Fund follow:



PROXY POLICIES AND PROCEDURES



REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003



A.  Proxy Policies



    Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholder's investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



    I. Boards Of Directors



       A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



       There are some actions by directors that should result in votes being withheld. These instances include directors who:



       - Are not independent directors and sit on the board's audit, compensation or nominating committee;



       - Attend less than 75 percent of the board and committee meetings without a valid excuse;



       - Implement or renew a dead-hand or modified dead-hand poison pill;



       - Enacted egregious corporate governance policies or failed to replace management as appropriate;



       - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



       - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



       Votes in a contested election must be evaluated on a case-by-case basis, considering the following factors:



       - Long-term financial performance of the target company relative to its industry;



       - Management's track record;



       - Portfolio manager's assessment;



       - Qualifications of director nominees (both slates);



       - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



       - Background to the proxy contest.



 II.   Independent Auditors



       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



       - It is not clear that the auditors will be able to fulfill their function;

       - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



       - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



 III.  Compensation Programs



       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



       - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



       - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



       - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



       - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



       - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



 IV.   Corporate Matters



       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



       - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholders rights.



       - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



       - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



       - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



    V. Shareholder Proposals



       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



       - We will generally abstain from shareholder social and environmental proposals.

       - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



       - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



       - We will generally vote for proposals to lower barriers to shareholder action.



       - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



 VI.   Other



       - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



       - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



       - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



       AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.  Proxy Committee Procedures



    The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



    The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.



    AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.



    In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:



    1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



    2. AIM will not publicly announce its voting intentions and the reasons therefore.



    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.  Business/Disaster Recovery



    If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS's proxy policies and procedures, which may vary slightly from AIM's.



D.  Restrictions Affecting Voting



    If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.  Conflicts of Interest



    The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



    To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX E


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


     All information listed below is as of August 22, 2003.



CASH ASSETS PORTFOLIO*



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Management Inc. ....      NA            100%           NA           NA           NA           NA           NA
  11 Greenway Plaza,
  Suite 100
  Houston, TX 77046
  Attn: David Hessel
---------------------------------------------------------------------------------------------------------------------


---------------


* Cash Assets Portfolio had not commenced operations as of November 4, 2003.



GOVERNMENT & AGENCY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AMEX Trust US Gov't
  Securities............       --           5.51%           --           --           --           --           --
  Attn: Randall Anderson
  990 AXP Financial
  Center
  Minneapolis, MN 55474
---------------------------------------------------------------------------------------------------------------------
AmSouth Capital
  Markets...............       --             --            --         6.52%          --           --           --
  315 Deaderick St., 4th
  Floor
  Nashville, TN 37237
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        56.03%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield.....       --             --         51.67%          --           --           --           --
  Attn: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
CENCO...................    14.12%            --            --           --           --        11.24%          --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --          7.92%          --        43.69%          --           --
  Attn: Lisa Sanders
  500 S. Morgan
  Granbury, TX 76048
---------------------------------------------------------------------------------------------------------------------
Community Bank..........       --             --            --           --         5.41%          --           --
  Attn: Gladys Ricks
  6910 Airways Blvd.
  P.O. Box 129
  Southhaven, MS 38671
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --            --           --           --        15.08%          --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Ferris, Baker Watts,
  Inc. .................    13.19%            --            --           --           --           --           --
  1700 Pennsylvania Ave.
  Washington, DC 20006
---------------------------------------------------------------------------------------------------------------------
Resource Bank & Trust...       --             --            --           --         5.59%          --           --
  Attn: David Lindsey
  P.O. Box 1209
  Slidell, LA 70459
---------------------------------------------------------------------------------------------------------------------
First National Banker's
  Bank..................       --             --            --           --        13.86%          --           --
  Attn: Sheila Esteve
  P.O. Drawer 80579
  Baton Rouge, LA 70898
---------------------------------------------------------------------------------------------------------------------
Frost National Bank.....       --             --            --           --           --        15.08%          --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc. .................     8.71%         11.18%           --                        --           --           --
  Attn: Fund Manager
  777 S. Figueroa St.
  Suite 3200
  Los Angeles, CA 90017
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services.........     7.15%            --            --           --           --           --           --
  Attn: Rene Godin
  4900 Sears Tower
  Chicago, IL 60606
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --                        --         5.03%          --
  41 S. High St., Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Kansas City Power &
  Light.................       --             --            --           --           --        20.68%          --
  P.O. Box 418679
  Attn: Jim Gilligan
  Kansas City, MO 64106
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --          28.86%           --           --           --         7.60%          --
  135 South LaSalle St.
  Chicago, IL 60603
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers.........       --           5.61%           --           --           --           --           --
  c/o Matt Dermer
  399 Park Avenue, 6th
  Floor
  New York, NY 10022
---------------------------------------------------------------------------------------------------------------------
M&T Securities..........       --             --            --           --           --         5.05%          --
  Appletree Business
  Park
  2875 Union Rd., Suite
  30-33
  Cheektowaga, NY 14277
---------------------------------------------------------------------------------------------------------------------
Simmons First National
  Bank..................    20.42%            --            --           --           --           --           --
  Attn: Neal Jenkins
  8315 Cantrell Road
  Suite 200
  Little Rock, AR 72227
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        21.67%          --
  c/o Chase Enterprises
  280 Trumbell Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
STAR Financial Bank,
  Anderson..............       --             --         45.98%          --        31.19%          --           --
  6230 Bluffton Rd.
  Ft. Wayne, IN 46809
---------------------------------------------------------------------------------------------------------------------
Texas Treasury
  Safekeeping Trust
  Co. ..................       --           9.39%           --           --           --           --           --
  Attn: Lalo
  Torres/Kelly Tomkinson
  208 E. 10th Street,
  Rm. 402
  Austin, TX 78701
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --         5.55%          --           --           --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of America N.A. ...       --           6.70%           --           --           --           --           --
  M.C. TX1-945-08-18
  411 North Ackard
  Street
  Dallas, TX 75201-3307
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --        34.30%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd
  Floor
  New York, NY 10268
---------------------------------------------------------------------------------------------------------------------
Bear Stearns Securities
  Corp. ................    18.93%            --            --           --           --           --           --
  Attn: Denise LiLorenzo
  1 Metrotech Center
  Brooklyn, NY 11021
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Coast Community Bank....       --             --            --           --          100%          --           --
  Attn: Kisha Autmon
  P.O. Box 960
  2314 Bienville Blvd.
  Ocean Springs, MS
  39564
---------------------------------------------------------------------------------------------------------------------
Colorado State Bank &
  Trust.................       --             --         96.94%          --           --           --           --
  Attn: Debbie Barcus
  1600 Broadway
  Denver, CO 80202-4999
---------------------------------------------------------------------------------------------------------------------
Fox and Co. ............    33.58%            --            --           --           --           --           --
  P.O. Box 976
  New York, NY 10268
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          11.64%           --        16.38%          --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        13.78%          --           --           --
  41 S. High St. Ninth
  Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................       --             --            --           --           --        23.40%          --
  Attn: Bill Cairney
  1 Pierrepont Plaza,
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Northern Institutional
  Gov't Select..........       --          11.75%           --           --           --           --           --
  Attn: Jay Sommariva
  50 S. LaSalle St.
  Chicago, IL 60675
---------------------------------------------------------------------------------------------------------------------
Northern US Gov't
  Select................       --           5.87%           --           --           --           --           --
  Attn: Jay Sommariva
  50 S. LaSalle St.
  Chicago, IL 60675
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        76.57%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Trustmark National Bank,
  Trust Dept. ..........       --          37.91%           --           --           --           --           --
  Attn: Ned Balsley VP
  248 East Capitol
  Jackson, MS 39205
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           6.92%           --           --           --           --           --
  Attn: ACM Dept.
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --        10.42%          --           --           --
  Attn: Money Funds
  8739 Researh Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............    17.11%            --            --           --           --           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------



LIQUID ASSETS PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --           7.72%           --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100 Houston, TX
  77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --           7.14%           --           --           --           --           --
  Attn: Michellee
  Gonzalez
  11 Greenway, Ste 100
  Houston, TX 77043
---------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank As
  Agent.................       --           5.20%           --           --           --           --           --
  4 New York Plaza
  Attn: Adam Brinton
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    25.08%            --            --        45.61%          --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of Springfield
  AAA...................       --             --          5.63%          --           --           --           --
  Sweep Investment
  ATTN: Brenda Stroh
  3400 West Wabash
  Springfield, IL 62707
---------------------------------------------------------------------------------------------------------------------
HVCC Siemen's Project
  Escrow................       --             --         12.36%          --           --           --           --
  80 Vandenburgh
  Troy, NY 12180
---------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --            --           --           --        11.59%          --
  ATTN: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
  Health Resources).....       --             --            --           --           --        20.32%          --
  ATTN: Sandy Reeves
  611 Ryan Plaza Dr
  6th Floor, Suite 630
  Arlington, TX 76011
---------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
  Management Accounts...     7.89%            --            --           --           --           --           --
  Three Mellon Bank
  Center
  Room 2501
  Pittsburgh, PA
  15259-0001
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    17.03%          9.73%           --        10.96%          --        37.09%          --
  ATTN: Bill Cairney
  1 Pierrepont Plaza
  7th Floor
  Brooklyn, NY 11201
---------------------------------------------------------------------------------------------------------------------
Texas Capital Bank,
  N.A...................       --             --         18.83%          --           --           --           --
  ATTN: Kitty Ramzy
  2100 McKinney Avenue
  Suite 900
  Dallas, TX 75201
---------------------------------------------------------------------------------------------------------------------
US Clearing/Fleet
  Securities............       --             --            --           --        92.54%          --           --
  ATTN: Jeffrey D'Avria
  26 Broadway
  New York, NY 10004
---------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account...............       --             --          5.05%          --           --           --           --
  3101 West Davis
  Conroe, TX 77304
---------------------------------------------------------------------------------------------------------------------



STIC PRIME PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1............       --          28.16%           --           --           --           --           --
  ATTN: Brian Smith
  Money Market Portfolio
  Administration
  11 Greenway Plaza
  Suite 100
  Houston, TX 77046
---------------------------------------------------------------------------------------------------------------------
AIM Funds -- Sec Lending
  (MSDW)................       --          26.04%           --           --           --           --           --
  ATTN: Michelle
  Gonzalez
  11 Greenway Plaza
  Suite 100
  Houston, TX 77043
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    58.41%            --            --        31.42%          --           --           --
  ATTN: Frank Notaro
  Stif/Master Note
  One Wall Street
  2nd Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        90.54%          --           --
  ATTN: Sheryl Covelli
  440 Mamoroneck,
  5th Fl
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
CoBank Cash Management
  Program...............       --             --          6.01%          --           --           --           --
  P.O. Box 5110
  Denver, CO 80217
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         77.61%        7.43%          --           --           --
  ATTN: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
First
Interstate -- Montana...       --             --          6.04%          --           --           --           --
  Attn: Cheri Melvin
  P.O. Box 30918
  Billings, MT 59116
---------------------------------------------------------------------------------------------------------------------
Frost National Bank
  Tx....................    16.19%            --            --        12.63%          --           --           --
  Muir & Co C/O Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
Huntington Capital
  Corp. ................       --             --            --        16.24%          --           --           --
  41 S. High Street
  Ninth Floor
  Columbus, OH 43287
---------------------------------------------------------------------------------------------------------------------
Mellon Bank NA..........       --                           --           --           --         6.23%          --
  ATTN: Pam Palmer
  P.O. Box 710
  Pittsburgh, PA
  15230-0710
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --        11.39%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
Union Bank of
  California............       --             --            --         5.03%          --           --           --
  ATTN: Cash
  Management -- Jeanne
  Chizek
  530 B Street,
  Suite 242
  San Diego, CA 92101
---------------------------------------------------------------------------------------------------------------------
US Bank.................       --           5.94%           --           --           --           --           --
  Attn: ACM Dept
  P.O. Box 1787
  Milwaukee, WI 53201
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Wachovia Securities,
  Inc...................       --             --            --           --           --        58.48%          --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28262-0675
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC --.......       --             --            --           --           --         7.93%          --
  ATTN: Money Funds
  Capital Markets
  8739 Research Drive
  Charlotte, NC
  28288-0675
---------------------------------------------------------------------------------------------------------------------



TREASURY PORTFOLIO



                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Bank of New York........    35.16%            --            --        40.32%          --           --           --
  Attn: Frank Notaro
  One Wall Street, 2nd
  Floor
  New York, NY 10286
---------------------------------------------------------------------------------------------------------------------
Bank of New York........       --             --            --           --        94.50%          --           --
  Attn: Sheryl Covelli
  440 Mamoroneck, 5th
  Floor
  Harrison, NY 10528
---------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma........    11.43%            --            --           --           --           --           --
  Attn: Cathy Latimer
  P.O. Box 2180
  Tulsa, OK 74101
---------------------------------------------------------------------------------------------------------------------
Bank United Securities
  Corp..................       --             --         12.81%          --           --           --           --
  Attn: Richard Roddy
  3200 Southwest Frwy.
  Houston, TX 77027
---------------------------------------------------------------------------------------------------------------------
CENCO...................       --             --          8.45%          --           --         7.60%          --
  Attn: AMG 7th Floor
  P.O. Box 10566
  Birmingham, AL 35296
---------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers...............       --             --         69.50%        7.12%          --           --           --
  Attn: Karen Banks
  P.O. Box 2358
  San Antonio, TX 78299
---------------------------------------------------------------------------------------------------------------------
Frost National
  Bank -- TX............       --          13.63%           --           --           --           --           --
  c/o Frost
  P.O. Box 2479
  San Antonio, TX
  78298-2479
---------------------------------------------------------------------------------------------------------------------
LaSalle Bank, N.A. .....       --          11.20%           --           --           --        49.59%          --
  135 South LaSalle St.
  Chicago, IL 60690-1443
---------------------------------------------------------------------------------------------------------------------

                             CASH                       PERSONAL     PRIVATE
                          MANAGEMENT   INSTITUTIONAL   INVESTMENT   INVESTMENT    RESERVE      RESOURCE      SWEEP
                            CLASS          CLASS         CLASS        CLASS        CLASS        CLASS        CLASS
---------------------------------------------------------------------------------------------------------------------
                          PERCENTAGE    PERCENTAGE     PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE   PERCENTAGE
  NAME AND ADDRESS OF      OWNED OF      OWNED OF       OWNED OF     OWNED OF     OWNED OF     OWNED OF     OWNED OF
    PRINCIPAL HOLDER        RECORD        RECORD         RECORD       RECORD       RECORD       RECORD       RECORD
---------------------------------------------------------------------------------------------------------------------
Monticello Associates...       --           6.52%           --           --           --           --           --
  1200 17th St.
  Denver, CO 80202
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter................    13.93%            --            --           --           --           --           --
  Attn: Bill Cairney
  1 Pierrepoint Plaza,
  7th Floor
  Brooklyn, NY
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray...........       --           8.25%           --           --           --           --           --
  1050 17th St.
  Suite 2100
  Denver, CO 80265
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray...........       --           6.85%           --           --           --           --           --
  1050 17th St.
  Suite 2100
  Denver, CO 80265
---------------------------------------------------------------------------------------------------------------------
Sovereign Bank..........       --             --            --           --           --         6.33%          --
  c/o Chase Enterprises
  280 Trumbull Street
  Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------
State Street Bank &
  Trust.................       --           5.49%           --           --           --           --           --
  Attn: Master Note
  Control, AH3
  108 Myrtle Street
  North Quincy, MA 02171
---------------------------------------------------------------------------------------------------------------------
Trustmark National Bank,
  Trust.................       --           6.43%           --           --           --           --           --
  248 East Capital
  Attn: Ned Balsley VP
  Jackson, MS 39205
---------------------------------------------------------------------------------------------------------------------
Wachovia Capital
  Markets, LLC..........       --             --            --           --           --        23.64%          --
  8739 Research Dr.
  Attn: Money Funds
  Charlotte, NC 28288
---------------------------------------------------------------------------------------------------------------------
Zions First National
  Bank (CO).............       --             --            --        31.71%          --           --           --
  Attn: Trust
  Dept. -- Liz King
  P.O. Box 30880
  Salt Lake City, UT
  84130
---------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP


     As of August 22, 2003, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX F


                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:


                              MANAGEMENT FEE PAYABLE            MANAGEMENT FEE WAIVERS          NET MANAGEMENT FEE PAID
                       -------------------------------------   ------------------------   ------------------------------------
   PORTFOLIO NAME         2002          2001         2000         2002      2001   2000      2002         2001         2000
   --------------      -----------   ----------   ----------   ----------   ----   ----   ----------   ----------   ----------
STIC Prime
  Portfolio..........  $10,842,465   $8,039,086   $7,271,297   $4,364,811   $-0-   $-0-   $6,477,654   $8,039,086   $7,271,297

                                   APPENDIX G


                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:


PORTFOLIO NAME                                                  2002       2001       2000
--------------                                                --------   --------   --------
STIC Prime Portfolio........................................  $619,926   $621,871   $546,078

                                   APPENDIX H


                             BROKERAGE COMMISSIONS

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commission.

                                   APPENDIX I


            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

DIRECTED BROKERAGE

     During the last fiscal year ended August 31, 2002, the Portfolio did not pay directed brokerage commissions.

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

     During the last fiscal year ended August 31, 2002, the Portfolio did not purchase securities of its regular brokers or dealers.

                                   APPENDIX J


     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

     A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2002 follows:

CLASS                                                         AMOUNT
-----                                                       ----------
Cash Management Class....................................   $  863,412
Personal Investment Class................................      991,536
Private Investment Class.................................    1,604,281
Reserve Class............................................    1,133,456
Resource Class...........................................      668,078
Sweep Class*.............................................          N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX K


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

     An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2002, follows:

                                                             UNDERWRITERS     DEALERS
                                                             COMPENSATION   COMPENSATION
                                                             ------------   ------------
Cash Management Class......................................    $     24      $  863,388
Personal Investment Class..................................     196,068         795,469
Private Investments Class..................................     196,094       1,408,187
Reserve Class..............................................      72,430       1,061,025
Resource Class.............................................         382         667,696
Sweep Class*...............................................         N/A             N/A

---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                   APPENDIX L


                                PERFORMANCE DATA


     The current yields for the Portfolio, with respect to each class, for the 30-day period ended February 28, 2003, are as follows:



                                                     30-DAY PERIOD ENDED
                   CURRENT YIELD                      FEBRUARY 28, 2003
                   -------------                     -------------------
Cash Management Class..............................         1.13%
Institutional Class................................         1.21%
Personal Investment Class..........................         0.65%
Private Investment Class...........................         0.91%
Reserve Class......................................         0.33%
Resources Class....................................         1.05%
Sweep Class*.......................................          N/A



     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended February 28, 2003, are as follows:



                                                      SEVEN-DAY PERIOD
                                                     ENDED FEBRUARY 28,
                ANNUALIZED YIELD                            2003
                ----------------                   ----------------------
Cash Management Class............................           1.12%
Institutional Class..............................           1.20%
Personal Investment Class........................           0.65%
Private Investment Class.........................           0.90%
Reserve Class....................................           0.33%
Resources Class..................................           1.04%
Sweep Class*.....................................            N/A



                                                      SEVEN-DAY PERIOD
                                                     ENDED FEBRUARY 28,
                 EFFECTIVE YIELD                            2003
                 ---------------                   ----------------------
Cash Management Class............................           1.12%
Institutional Class..............................           1.21%
Personal Investment Class........................           0.65%
Private Investment Class.........................           0.90%
Reserve Class....................................           0.33%
Resources Class..................................           1.04%
Sweep Class*.....................................            N/A


---------------

* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations

                              FINANCIAL STATEMENTS



     Pursuant to Rule 3-03(d) of Regulation S-X unaudited financial statements for the period ended February 28, 2003, for Registrant's portfolios have been included in addition to the portfolios' audited financial statements for the period ended August 31, 2002. Such financial statements reflect all adjustments which are of a normal recurring nature and which are, in the opinion of management, necessary to a fair statement of the results for the periods presented.



                                       FS

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 20, 2002

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

                                                             PAR
                                               MATURITY     (000)          VALUE
COMMERCIAL PAPER-74.25%(a)
CONSUMER DISCRETIONARY-1.55%

AUTOMOBILE MANUFACTURERS-1.26%

Volkswagen of America, Inc.
  1.76%                                        09/10/02   $  100,000   $   99,956,000
=====================================================================================

PUBLISHING-0.29%

Gannett Co., Inc.
  1.76%                                        09/11/02       23,000       22,988,756
=====================================================================================
    Total Consumer Discretionary                                          122,944,756
=====================================================================================
ENERGY-1.26%

INTEGRATED OIL & GAS-1.26%

ChevronTexaco Corp.
  1.67%                                        10/09/02      100,000       99,823,722
=====================================================================================
    Total Energy                                                           99,823,722
=====================================================================================
FINANCIALS-70.81%

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-4.26%

Fleet Funding Corp.-144A
  1.73%                                        10/17/02       74,355       74,190,634
-------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.-144A
  1.79%                                        09/05/02       50,000       49,990,056
-------------------------------------------------------------------------------------
  1.72%                                        10/07/02       75,000       74,871,000
-------------------------------------------------------------------------------------
Stellar Funding Group, Inc.-144A
  1.76%                                        09/03/02      100,000       99,990,222
-------------------------------------------------------------------------------------
  1.75%                                        10/21/02       39,384       39,288,275
=====================================================================================
                                                                          338,330,187
=====================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-2.20%

Old Line Funding Corp.-144A
  1.77%                                        09/12/02       22,444       22,431,862
-------------------------------------------------------------------------------------
Thunder Bay Funding, Inc.-144A
  1.78%                                        09/10/02       59,957       59,930,319
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       37,805       37,782,569
-------------------------------------------------------------------------------------
  1.72%                                        10/15/02       54,777       54,661,847
=====================================================================================
                                                                          174,806,597
=====================================================================================


                                                             PAR
                                               MATURITY     (000)          VALUE

ASSET-BACKED SECURITIES-FULLY BACKED-8.94%

Aspen Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.72%                                        09/23/02   $  100,000   $   99,894,889
-------------------------------------------------------------------------------------
Forrestal Funding Master Trust-144A (Bank of
  America N.A.-ABS Program Sponsor)
  1.76%                                        09/20/02      111,323      111,219,593
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02      100,000       99,882,667
-------------------------------------------------------------------------------------
  1.74%                                        09/26/02       50,000       49,939,583
-------------------------------------------------------------------------------------
Newport Funding Corp.-144A (Deutsche Bank-ABS
  Program Sponsor)
  1.79%                                        09/06/02       50,000       49,987,569
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       50,000       49,956,000
-------------------------------------------------------------------------------------
Variable Funding Capital-144A (Wachovia Bank
  N.A.-ABS Program Sponsor)
  1.78%                                        09/12/02       50,000       49,972,806
-------------------------------------------------------------------------------------
  1.70%                                        10/02/02      100,000       99,853,611
-------------------------------------------------------------------------------------
  1.72%                                        10/16/02      100,000       99,785,000
=====================================================================================
                                                                          710,491,718
=====================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-20.40%

Amsterdam Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.73%                                        09/09/02       65,000       64,975,011
-------------------------------------------------------------------------------------
  1.76%                                        09/23/02       50,000       49,946,222
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02       40,000       39,941,333
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02      100,000       99,758,333
-------------------------------------------------------------------------------------
Barton Capital Corp.-144A
  1.79%                                        09/06/02       30,092       30,084,519
-------------------------------------------------------------------------------------
  1.76%                                        09/11/02       50,000       49,975,556
-------------------------------------------------------------------------------------
Charta Corp.-144A
  1.76%                                        09/18/02       50,000       49,958,445
-------------------------------------------------------------------------------------
  1.77%                                        09/19/02       50,000       49,955,750
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.77%                                        09/27/02      100,000       99,872,167
-------------------------------------------------------------------------------------
  1.74%                                        10/17/02       50,000       49,888,833
-------------------------------------------------------------------------------------
Corporate Receivables Corp.-144A
  1.79%                                        09/05/02      100,000       99,980,111
-------------------------------------------------------------------------------------
  1.79%                                        09/06/02       40,000       39,990,056
-------------------------------------------------------------------------------------
  1.78%                                        09/10/02       40,000       39,982,200
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       20,000       19,978,022
-------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Falcon Asset Securitization Corp.-144A
  1.71%                                        09/19/02   $   50,000   $   49,957,250
-------------------------------------------------------------------------------------
  1.76%                                        10/10/02      100,000       99,809,333
-------------------------------------------------------------------------------------
Jupiter Securitization Corp.-144A
  1.72%                                        09/17/02       50,000       49,961,778
-------------------------------------------------------------------------------------
  1.70%                                        10/11/02       18,153       18,118,711
-------------------------------------------------------------------------------------
Mont Blanc Capital Corp.-144A
  1.73%                                        10/07/02      120,000      119,792,400
-------------------------------------------------------------------------------------
Park Avenue Receivables Corp.-144A
  1.76%                                        09/24/02       50,000       49,943,778
-------------------------------------------------------------------------------------
  1.73%                                        10/15/02       99,461       99,250,695
-------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.-144A
  1.77%                                        09/09/02       35,000       34,986,233
-------------------------------------------------------------------------------------
  1.71%                                        10/10/02       45,000       44,916,638
-------------------------------------------------------------------------------------
Quincy Capital Corp.-144A
  1.79%                                        09/06/02       30,151       30,143,504
-------------------------------------------------------------------------------------
Receivables Capital Corp.-144A
  1.73%                                        09/30/02       38,886       38,831,808
-------------------------------------------------------------------------------------
Windmill Funding Corp.-144A
  1.76%                                        09/03/02       50,000       49,995,111
-------------------------------------------------------------------------------------
  1.76%                                        10/25/02       50,000       49,868,000
=====================================================================================
                                                                        1,619,798,241
=====================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-15.52%

Blue Ridge Asset Funding Corp.-144A
  1.71%                                        10/03/02      150,000      149,772,000
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02      100,000       99,841,417
-------------------------------------------------------------------------------------
  1.71%                                        10/07/02       50,000       49,914,500
-------------------------------------------------------------------------------------
  1.74%                                        10/22/02      100,000       99,753,500
-------------------------------------------------------------------------------------
Corporate Asset Funding Co.-144A
  1.79%                                        09/04/02      100,000       99,985,083
-------------------------------------------------------------------------------------
  1.78%                                        09/13/02       50,000       49,970,334
-------------------------------------------------------------------------------------
Eureka Securitization, Inc.-144A
  1.76%                                        09/18/02      100,000       99,916,889
-------------------------------------------------------------------------------------
  1.72%                                        09/24/02       50,000       49,945,056
-------------------------------------------------------------------------------------
  1.76%                                        09/25/02       50,000       49,941,333
-------------------------------------------------------------------------------------
  1.76%                                        10/01/02      100,000       99,853,333
-------------------------------------------------------------------------------------
  1.73%                                        10/04/02       50,000       49,920,708
-------------------------------------------------------------------------------------
  1.74%                                        10/21/02       50,000       49,879,167
-------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)          VALUE
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust
  1.78%                                        09/09/02   $  100,000   $   99,960,444
-------------------------------------------------------------------------------------
  1.77%                                        09/11/02       95,000       94,953,292
-------------------------------------------------------------------------------------
  1.76%                                        09/19/02       39,000       38,965,680
-------------------------------------------------------------------------------------
New Center Asset Trust
  1.78%                                        10/25/02       50,000       49,866,500
=====================================================================================
                                                                        1,232,439,236
=====================================================================================

BANKS-10.69%

Citicorp
  1.76%                                        09/26/02      100,000       99,877,778
-------------------------------------------------------------------------------------
  1.76%                                        10/24/02      150,000      149,611,333
-------------------------------------------------------------------------------------
Deutsche Bank Financial Inc.
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
UBS Finance Delaware Inc.
  1.75%                                        09/12/02      100,000       99,946,528
-------------------------------------------------------------------------------------
  1.75%                                        09/13/02      100,000       99,941,667
-------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.76%                                        09/04/02       50,000       49,992,667
-------------------------------------------------------------------------------------
  1.76%                                        09/05/02       50,000       49,990,222
-------------------------------------------------------------------------------------
  1.76%                                        09/16/02      100,000       99,926,667
-------------------------------------------------------------------------------------
  1.69%                                        10/01/02      100,000       99,859,166
=====================================================================================
                                                                          849,072,695
=====================================================================================

CONSUMER FINANCE-0.63%

Toyota Motor Credit Corp.
  1.74%                                        10/10/02       50,000       49,905,750
=====================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.91%

American Express Credit Corp.
  1.71%                                        09/30/02      100,000       99,862,250
-------------------------------------------------------------------------------------
  1.72%                                        10/08/02       50,000       49,911,611
-------------------------------------------------------------------------------------
  1.72%                                        10/09/02       50,000       49,909,222
-------------------------------------------------------------------------------------
General Electric Capital Corp.
  1.68%                                        10/11/02      150,000      149,720,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.72%                                        10/02/02       75,000       74,888,917
-------------------------------------------------------------------------------------
Prudential Funding Corp.
  1.76%                                        09/20/02       25,000       24,976,778
-------------------------------------------------------------------------------------


                                                             PAR
                                               MATURITY     (000)          VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Salomon Smith Barney Holdings, Inc.
  1.72%                                        10/18/02   $  100,000   $   99,775,444
=====================================================================================
                                                                          549,044,222
=====================================================================================

MULTI-LINE INSURANCE-1.26%

AIG Funding, Inc.
  1.68%                                        10/08/02      100,000       99,827,333
=====================================================================================
    Total Financial                                                     5,623,715,979
=====================================================================================
TELECOMMUNICATION SERVICES-0.63%

INTEGRATED TELECOMMUNICATION SERVICES-0.63%

SBC Communications Inc.
  1.75%                                        09/24/02       50,000       49,944,097
=====================================================================================
    Total Telecommunication Services                                       49,944,097
=====================================================================================
    Total Commercial Paper (Cost
      $5,896,428,554)                                                   5,896,428,554
=====================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-1.00%
Federal Home Loan Bank(a)
  Discount Notes, 1.79% (Cost $79,695,074)     09/03/02       79,703       79,695,074
=====================================================================================
MASTER NOTE AGREEMENTS-3.84%

Merrill Lynch Mortgage Capital Inc.
  2.04%(b)                                     08/18/03      175,000      175,000,000
-------------------------------------------------------------------------------------
Morgan Stanley
  1.95%(c)                                     09/17/02      130,000      130,000,000
=====================================================================================
    Total Master Note Agreements (Cost
      $305,000,000)                                                       305,000,000
=====================================================================================
    Total Investments (excluding Repurchase
      Agreements)                                                       6,281,123,628
=====================================================================================
REPURCHASE AGREEMENTS-21.06%(d)
Deutsche Bank Securities Inc. (Germany)
  1.88%(e) (Cost $1,672,408,291)               09/03/02    1,672,408    1,672,408,291
=====================================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $7,953,531,919)(f)                                                    7,953,531,919
=====================================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                                     (12,122,067)
=====================================================================================
NET ASSETS-100%                                                        $7,941,409,852
=====================================================================================

Investment Abbreviations:

ABS   - Asset Backed Security
144A - Represents a security issued under Rule 144A and may be resold to qualified institutional buyers.

Notes to Schedule of Investments:

(a) Securities are traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(c) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business days written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/02.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure the market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 08/30/02 with a maturing value of $2,000,417,778. Collateralized by $1,980,041,000 U.S. Government
    obligations, 0% to 6.38% due 11/27/02 to 11/15/11 with an aggregate market value at 08/31/02 of $2,040,000,361.
(f) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AUGUST 31, 2002

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $6,281,123,628
------------------------------------------------------------------------------
Repurchase agreements                                            1,672,408,291
------------------------------------------------------------------------------
Interest receivable                                                    500,563
------------------------------------------------------------------------------
Investment for deferred compensation plan                              196,844
------------------------------------------------------------------------------
Other assets                                                           157,546
==============================================================================
     Total assets                                                7,954,386,872
==============================================================================


LIABILITIES:

Payables for:
  Dividends                                                         11,126,313
------------------------------------------------------------------------------
  Deferred compensation plan                                           196,844
------------------------------------------------------------------------------
Accrued distribution fees                                              408,875
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,138
------------------------------------------------------------------------------
Accrued transfer agent fees                                            213,413
------------------------------------------------------------------------------
Accrued operating expenses                                           1,024,437
==============================================================================
  Total liabilities                                                 12,977,020
==============================================================================
Net assets applicable to shares outstanding                     $7,941,409,852
==============================================================================


NET ASSETS:

Institutional Class                                             $5,930,290,858
==============================================================================
Private Investment Class                                        $  499,451,828
==============================================================================
Personal Investment Class                                       $  177,492,780
==============================================================================
Cash Management Class                                           $  974,015,675
==============================================================================
Reserve Class                                                   $  146,504,981
==============================================================================
Resource Class                                                  $  213,653,730
==============================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,930,307,228
==============================================================================
Private Investment Class                                           499,508,811
==============================================================================
Personal Investment Class                                          177,434,258
==============================================================================
Cash Management Class                                              974,042,919
==============================================================================
Reserve Class                                                      146,509,151
==============================================================================
Resource Class                                                     213,609,236
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED AUGUST 31, 2002

INVESTMENT INCOME:

Interest                                                        $209,546,113
============================================================================

EXPENSES:

Advisory fees                                                     10,842,465
----------------------------------------------------------------------------
Administrative services fees                                         619,926
----------------------------------------------------------------------------
Custodian fees                                                       485,107
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,673,802
----------------------------------------------------------------------------
  Personal Investment Class                                        1,480,635
----------------------------------------------------------------------------
  Cash Management Class                                            1,079,265
----------------------------------------------------------------------------
  Reserve Class                                                    1,412,310
----------------------------------------------------------------------------
  Resource Class                                                     835,098
----------------------------------------------------------------------------
Transfer agent fees                                                1,574,230
----------------------------------------------------------------------------
Directors' fees                                                       55,188
----------------------------------------------------------------------------
Other                                                                507,392
============================================================================
    Total expenses                                                21,565,418
============================================================================
Less: Fees waived                                                 (6,585,158)
----------------------------------------------------------------------------
    Net expenses                                                  14,980,260
============================================================================
Net investment income                                            194,565,853
============================================================================
Net realized gain (loss) from investment securities                   (1,014)
============================================================================
Net increase in net assets resulting from operations            $194,564,839
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001

                                                               2002               2001
                                                          ---------------    ---------------
OPERATIONS:

  Net investment income                                   $   194,565,853    $   818,836,477
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (1,014)             5,601
============================================================================================
    Net increase in net assets resulting from operations      194,564,839        818,842,078
============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                        (152,003,031)      (666,693,098)
--------------------------------------------------------------------------------------------
  Private Investment Class                                     (9,135,125)       (30,666,899)
--------------------------------------------------------------------------------------------
  Personal Investment Class                                    (2,982,406)        (9,226,099)
--------------------------------------------------------------------------------------------
  Cash Management Class                                       (20,969,503)       (80,807,991)
--------------------------------------------------------------------------------------------
  Reserve Class                                                (1,671,130)        (6,198,590)
--------------------------------------------------------------------------------------------
  Resource Class                                               (7,804,658)       (25,243,800)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                      (1,909,907,666)    (4,033,888,828)
--------------------------------------------------------------------------------------------
  Private Investment Class                                    (73,145,194)       102,285,791
--------------------------------------------------------------------------------------------
  Personal Investment Class                                   (38,793,383)        73,992,659
--------------------------------------------------------------------------------------------
  Cash Management Class                                      (165,758,781)       (17,609,609)
--------------------------------------------------------------------------------------------
  Reserve Class                                                 2,060,196         13,079,250
--------------------------------------------------------------------------------------------
  Resource Class                                             (239,950,953)      (109,876,504)
============================================================================================
    Net increase (decrease) in net assets                  (2,425,496,795)    (3,972,011,640)
============================================================================================
NET ASSETS:

  Beginning of year                                        10,366,906,647     14,338,918,287
============================================================================================
  End of year                                             $ 7,941,409,852    $10,366,906,647
============================================================================================
NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)              $ 7,939,981,619    $10,366,907,384
--------------------------------------------------------------------------------------------
  Undistributed net investment income                           1,429,984                 --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (1,751)              (737)
============================================================================================
                                                          $ 7,941,409,852    $10,366,906,647
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AUGUST 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund consists of six different classes of shares that have commenced operations: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The Fund does not expect to realize any long-term capital gains and losses.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective January 1, 2002, under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the annual rate of 0.15% to the average daily net assets of the Fund. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the year ended August 31, 2002, AIM waived fees of $4,364,811.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2002, AIM was paid $619,926 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2002, AFS retained $1,464,700 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2002, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,604,281, $991,536, $863,412, $1,133,456 and $668,078, respectively, as compensation under the Plan, and FMC waived fees of $2,220,347.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.

  During the year ended August 31, 2002, the Fund paid legal fees of $29,301 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions to Shareholders:

The tax character of distributions paid during 2002 and 2001 was as follows:

                                                                  2002            2001
                                                              ------------    ------------
Distributions paid from ordinary income                       $194,565,853    $818,836,477
==========================================================================================


Tax Components of Capital:

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                 $    1,975,384
----------------------------------------------------------------------------
Post-October capital loss deferral                                    (1,014)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (546,137)
----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     7,939,981,619
============================================================================
    Total net assets                                          $7,941,409,852
============================================================================

  Temporary book/tax differences are primarily the result of timing differences for the recognition of directors' deferred compensation and retirement plan expense.

NOTE 5--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of prior year distribution reclassifications and prior year reclassifications on August 31, 2002 undistributed net investment income was increased by $1,429,984 and paid in capital decreased by $1,429,984. This reclassification has no affect on the net assets of the Fund.

NOTE 6--CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2002 and 2001 were as follows:

                                          2002                                  2001
                           ----------------------------------   ------------------------------------
                               SHARES             AMOUNT             SHARES             AMOUNT
                           ---------------   ----------------   ----------------   -----------------
Sold:
  Institutional Class       49,867,711,739   $ 49,867,711,739    107,309,211,497   $ 107,309,211,497
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                    2,478,100,689      2,478,100,689      3,982,266,434       3,982,266,434
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                    2,372,542,859      2,372,542,859      2,343,265,309       2,343,265,309
----------------------------------------------------------------------------------------------------
  Cash Management Class      5,844,111,815      5,844,111,815     19,362,900,601      19,362,900,601
----------------------------------------------------------------------------------------------------
  Reserve Class              1,426,473,845      1,426,473,845      1,326,929,652       1,326,929,652
----------------------------------------------------------------------------------------------------
  Resource Class             2,197,934,978      2,197,934,978      3,928,640,766       3,928,640,766
====================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class            9,850,826          9,850,826         35,958,277          35,958,277
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                        4,909,338          4,909,338         15,557,611          15,557,611
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                        3,033,277          3,033,277          8,277,496           8,277,496
----------------------------------------------------------------------------------------------------
  Cash Management Class         13,867,829         13,867,829         34,996,233          34,996,233
----------------------------------------------------------------------------------------------------
  Reserve Class                  1,755,442          1,755,442          6,213,566           6,213,566
----------------------------------------------------------------------------------------------------
  Resource Class                 8,321,610          8,321,610         24,002,724          24,002,724
====================================================================================================
Reacquired:
  Institutional Class      (51,787,470,231)   (51,787,470,231)  (111,379,058,602)   (111,379,058,602)
----------------------------------------------------------------------------------------------------
  Private Investment
    Class                   (2,556,155,221)    (2,556,155,221)    (3,895,538,254)     (3,895,538,254)
----------------------------------------------------------------------------------------------------
  Personal Investment
    Class                   (2,414,369,519)    (2,414,369,519)    (2,277,550,146)     (2,277,550,146)
----------------------------------------------------------------------------------------------------
  Cash Management Class     (6,023,738,425)    (6,023,738,425)   (19,415,506,443)    (19,415,506,443)
----------------------------------------------------------------------------------------------------
  Reserve Class             (1,426,169,091)    (1,426,169,091)    (1,320,063,968)     (1,320,063,968)
----------------------------------------------------------------------------------------------------
  Resource Class            (2,446,207,541)    (2,446,207,541)    (4,062,519,994)     (4,062,519,994)
====================================================================================================
                            (2,425,495,781)  $ (2,425,495,781)    (3,972,017,241)  $  (3,972,017,241)
====================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          CASH MANAGEMENT CLASS
                                  ----------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------------------
                                    2002           2001            2000            1999           1998
                                  --------      ----------      ----------      ----------      --------
Net asset value, beginning of
  period                          $   1.00      $     1.00      $     1.00      $     1.00      $   1.00
--------------------------------------------------------------------------------------------------------
Net investment income                 0.02            0.05            0.06            0.05          0.05
--------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                  (0.02)          (0.05)          (0.06)          (0.05)        (0.05)
========================================================================================================
Net asset value, end of period    $   1.00      $     1.00      $     1.00      $     1.00      $   1.00
========================================================================================================
Total return                          1.93%           5.37%           6.00%           5.07%         5.62%
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $974,016      $1,139,775      $1,157,412      $1,253,799      $862,207
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                    0.18%(a)        0.17%           0.17%           0.17%         0.17%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                 0.24%(a)        0.19%           0.19%           0.19%         0.19%
========================================================================================================
Ratio of net investment income
  to average net assets               1.97%(a)        5.33%           5.86%           4.94%         5.48%
========================================================================================================

(a)  Ratios are based on average daily net assets of $1,079,264,815.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           INSTITUTIONAL CLASS
                               ---------------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                               ---------------------------------------------------------------------------
                                  2002            2001            2000             1999            1998
                               ----------      ----------      -----------      ----------      ----------
Net asset value, beginning of
  period                       $     1.00      $     1.00      $      1.00      $     1.00      $     1.00
----------------------------------------------------------------------------------------------------------
Net investment income                0.02            0.05             0.06            0.05            0.06
----------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                 (0.02)          (0.05)           (0.06)          (0.05)          (0.06)
==========================================================================================================
Net asset value, end of
  period                       $     1.00      $     1.00      $      1.00      $     1.00      $     1.00
==========================================================================================================
Total return                         2.01%           5.46%            6.08%           5.15%           5.71%
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $5,930,291      $7,840,199      $11,874,103      $6,210,056      $5,843,813
==========================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.10%(a)        0.09%            0.09%           0.09%           0.09%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                0.14%(a)          --               --              --              --
==========================================================================================================
Ratio of net investment
  income to average net
  assets                             2.05%(a)        5.41%            5.94%           5.02%           5.56%
==========================================================================================================

(a)  Ratios are based on average daily net assets of $7,394,442,707.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PERSONAL INVESTMENT CLASS
                                      ------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      ------------------------------------------------------------
                                        2002          2001          2000         1999       1998
                                      --------      --------      --------      -------   --------
Net asset value, beginning of period  $   1.00      $   1.00      $   1.00      $  1.00   $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                     0.02          0.05          0.05         0.05       0.05
--------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.02)        (0.05)        (0.05)       (0.05)     (0.05)
==================================================================================================
Net asset value, end of period        $   1.00      $   1.00      $   1.00      $  1.00   $   1.00
==================================================================================================
Total return                              1.50%         4.93%         5.55%        4.63%      5.18%
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $177,493      $216,286      $142,235      $87,754   $140,087
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.60%(a)      0.59%         0.59%        0.59%      0.59%
--------------------------------------------------------------------------------------------------
  Without fee waivers                     0.89%(a)      0.84%         0.84%        0.84%      0.84%
==================================================================================================
Ratio of net investment income to
  average net assets                      1.55%(a)      4.91%         5.44%        4.52%      5.06%
==================================================================================================

(a)  Ratios are based on average daily net assets of $197,418,070.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                          PRIVATE INVESTMENT CLASS
                                      ----------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                        2002          2001          2000          1999          1998
                                      --------      --------      --------      --------      --------
Net asset value, beginning of period  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------
Net investment income                     0.02          0.05          0.06          0.05          0.05
------------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.02)        (0.05)        (0.06)        (0.05)        (0.05)
======================================================================================================
Net asset value, end of period        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
======================================================================================================
Total return                              1.70%         5.14%         5.76%         4.84%         5.39%
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $499,452      $572,597      $470,368      $384,894      $294,811
======================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.40%(a)      0.39%         0.39%         0.39%         0.39%
------------------------------------------------------------------------------------------------------
  Without fee waivers                     0.64%(a)      0.59%         0.59%         0.59%         0.59%
======================================================================================================
Ratio of net investment income to
  average net assets                      1.75%(a)      5.11%         5.64%         4.72%         5.26%
======================================================================================================

(a)  Ratios are based on average daily net assets of $534,760,321.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESERVE CLASS
                                      ------------------------------------------------------------
                                                                                   JANUARY 4, 1999
                                                                                     (DATE SALES
                                              YEAR ENDED AUGUST 31,                 COMMENCED) TO
                                      --------------------------------------         AUGUST 31,
                                        2002           2001           2000              1999
                                      --------       --------       --------       ---------------
Net asset value, beginning of period  $   1.00       $   1.00       $   1.00          $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                     0.01           0.05           0.05              0.03
--------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.05)         (0.05)            (0.03)
==================================================================================================
Net asset value, end of period        $   1.00       $   1.00       $   1.00          $   1.00
==================================================================================================
Total return(a)                           1.19%          4.62%          5.24%             2.73%
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $146,505       $144,449       $131,370          $121,783
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.90%(b)       0.89%          0.89%             0.89%(c)
--------------------------------------------------------------------------------------------------
  Without fee waivers                     1.14%(b)       1.09%          1.09%             1.09%(c)
==================================================================================================
Ratio of net investment income to
  average net assets                      1.25%(b)       4.61%          5.14%             4.22%(c)
==================================================================================================

(a)  Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $141,231,010.
(c)  Annualized.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                               RESOURCE CLASS
                                      ----------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------------
                                        2002          2001          2000          1999          1998
                                      --------      --------      --------      --------      --------
Net asset value, beginning of period  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
------------------------------------------------------------------------------------------------------
Net investment income                     0.02          0.05          0.06          0.05          0.05
------------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.02)        (0.05)        (0.06)        (0.05)        (0.05)
======================================================================================================
Net asset value, end of period        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
======================================================================================================
Total return                              1.85%         5.29%         5.91%         4.99%         5.54%
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $213,654      $453,601      $563,431      $665,939      $698,380
======================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.26%(a)      0.25%         0.25%         0.25%         0.25%
------------------------------------------------------------------------------------------------------
  Without fee waivers                     0.34%(a)      0.29%         0.29%         0.29%         0.29%
======================================================================================================
Ratio of net investment income to
  average net assets                      1.89%(a)      5.25%         5.78%         4.86%         5.40%
======================================================================================================

(a)  Ratios are based on average daily net assets of $417,548,887.

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER-69.45%(a)

FINANCIALS-68.00%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.91%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 02/06/03; Cost $29,942,250)
  1.26%                                        04/02/03   $   30,000   $    29,966,400
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $27,957,526)
  1.27%                                        04/04/03       28,000        27,966,416
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $49,911,806)
  1.27%                                        04/15/03       50,000        49,920,625
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/02/03; Cost $23,329,343)
  1.30%                                        03/03/03       23,380        23,378,311
======================================================================================
                                                                           131,231,752
======================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-10.39%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/03; Cost $59,936,500)
  1.27%                                        03/21/03       60,000        59,957,667
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $101,008,436)
  1.26%                                        04/07/03      101,221       101,089,919
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $81,587,774)
  1.26%                                        04/10/03       81,748        81,633,553
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $101,008,436)
  1.26%                                        04/14/03      101,221       101,065,120
--------------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/17/03; Cost $66,982,755)
  1.28%                                        03/13/03       67,114        67,085,365
--------------------------------------------------------------------------------------
  (Acquired 01/16/03; Cost $30,002,594)
  1.29%                                        03/14/03       30,064        30,049,995
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $42,364,779)
  1.26%                                        04/01/03       42,445        42,398,947
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $22,001,699)
  1.26%                                        04/14/03       22,048        22,014,046
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-(CONTINUED)

Thunder Bay Funding, Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/22/03; Cost $30,004,139)
  1.28%                                        03/19/03   $   30,064   $    30,044,759
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $27,407,342)
  1.28%                                        03/20/03       27,463        27,444,447
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $90,538,782)
  1.27%                                        04/01/03       90,718        90,618,790
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $35,005,484)
  1.26%                                        04/02/03       35,073        35,033,718
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $26,775,154)
  1.27%                                        04/24/03       26,831        26,779,886
======================================================================================
                                                                           715,216,212
======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-10.95%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/25/03; Cost $99,851,833)
  1.27%                                        04/08/03      100,000        99,865,944
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $99,000,535)
  1.26%                                        03/19/03       99,188        99,125,512
--------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $54,887,464)
  1.27%                                        04/25/03       55,000        54,893,285
--------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $199,605,833)
  1.29%                                        03/04/03      200,000       199,978,500
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $99,869,472)
  1.27%                                        04/04/03      100,000        99,880,055
======================================================================================
                                                                           753,671,630
======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.98%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $64,869,567)
  1.29%                                        03/05/03       65,000        64,990,683
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $74,837,500)
  1.30%                                        03/07/03       75,000        74,983,750
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $79,892,756)
  1.27%                                        04/03/03       80,000        79,906,867
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b) (Acquired 01/17/03;
  Cost $55,342,587)
  1.28%                                        03/14/03   $   55,453   $    55,427,368
--------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/03; Cost $49,892,500)
  1.29%                                        03/17/03       50,000        49,971,333
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $19,958,700)
  1.26%                                        03/24/03       20,000        19,983,900
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $74,865,062)
  1.27%                                        03/27/03       75,000        74,931,208
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $74,862,417)
  1.27%                                        04/17/03       75,000        74,875,646
--------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/05/03; Cost $39,942,144)
  1.27%                                        03/18/03       40,000        39,976,011
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $39,933,678)
  1.27%                                        03/24/03       40,000        39,967,544
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $99,827,139)
  1.27%                                        03/26/03      100,000        99,911,806
--------------------------------------------------------------------------------------
Edison Asset Securitization, L.L.C. (GE
  Capital Corp.-ABS Program Sponsor)(b)
  (Acquired 01/03/03; Cost $147,016,105)
  1.30%                                        03/03/03      147,330       147,319,360
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  02/04/03; Cost $74,849,188)
  1.27%                                        04/02/03       75,000        74,915,333
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Capital Markets
  L.L.C.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $39,922,389)
  1.27%                                        03/20/03       40,000        39,973,189
--------------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b) (Acquired
  02/06/03; Cost $131,033,011)
  1.27%                                        03/13/03      131,195       131,139,461
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/08/03; Cost $27,113,532)
  1.29%                                        03/07/03       27,170        27,164,158
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $49,947,083)
  1.27%                                        03/26/03       50,000        49,955,903
--------------------------------------------------------------------------------------
  (Acquired 02/21/03; Cost $55,423,641)
  1.27%                                        04/01/03       55,500        55,439,305
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $49,895,000)
  1.26%                                        04/07/03       50,000        49,935,250
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $74,849,500)
  1.29%                                        03/05/03   $   75,000   $    74,989,250
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $49,893,472)
  1.30%                                        03/06/03       50,000        49,990,973
======================================================================================
                                                                         1,375,748,298
======================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-14.20%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/06/03; Cost $99,790,556)
  1.30%                                        03/05/03      100,000        99,985,556
--------------------------------------------------------------------------------------
  (Acquired 02/19/03; Cost $99,918,861)
  1.27%                                        03/14/03      100,000        99,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,790,000)
  1.26%                                        04/07/03      100,000        99,870,500
--------------------------------------------------------------------------------------
Ciesco L.P. (Citibank N.A.-ABS Program
  Sponsor)(b) (Acquired 02/13/03; Cost
  $13,326,638)
  1.26%                                        04/04/03       13,350        13,334,114
--------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $91,810,020)
  1.26%                                        03/24/03       92,000        91,925,940
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $49,895,000)
  1.26%                                        03/25/03       50,000        49,958,000
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,910,042)
  1.27%                                        03/27/03       50,000        49,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,897,694)
  1.27%                                        04/03/03       50,000        49,941,792
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $49,897,694)
  1.27%                                        04/04/03       50,000        49,940,028
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $30,949,694)
  1.27%                                        04/07/03       31,000        30,959,536
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $13,970,367)
  1.27%                                        04/25/03       14,000        13,972,836
--------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $27,941,721)
  1.27%                                        04/24/03       28,000        27,946,660
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $49,917,097)
  1.27%                                        03/12/03   $   50,000   $    49,980,597
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $49,898,667)
  1.28%                                        03/20/03       50,000        49,966,222
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $99,790,000)
  1.26%                                        03/25/03      100,000        99,916,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $74,842,500)
  1.26%                                        04/07/03       75,000        74,902,875
--------------------------------------------------------------------------------------
  (Acquired 02/27/03; Cost $24,947,083)
  1.27%                                        04/28/03       25,000        24,948,846
======================================================================================
                                                                           977,457,780
======================================================================================

BANKS-4.05%

Citicorp
  1.30%                                        03/06/03       50,000        49,990,972
--------------------------------------------------------------------------------------
  1.30%                                        03/07/03      100,000        99,978,333
--------------------------------------------------------------------------------------
Fifth Third Bancorp
  1.36%(b)                                     04/11/03       29,000        28,955,082
--------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/18/03      100,000        99,940,028
======================================================================================
                                                                           278,864,415
======================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.52%

General Electric Capital Corp.
  1.26%                                        04/09/03      150,000       149,795,250
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.26%                                        04/11/03      200,000       199,713,000
--------------------------------------------------------------------------------------
International Lease Finance Corp.
  1.26%                                        04/10/03      100,000        99,860,000
======================================================================================
                                                                           449,368,250
======================================================================================
    Total Financial                                                      4,681,558,337
______________________________________________________________________________________
======================================================================================
TELECOMMUNICATION SERVICES-1.45%

INTEGRATED TELECOMMUNICATION SERVICES-1.45%

SBC International Inc.
  1.26%                                        03/12/03       50,000        49,980,750
--------------------------------------------------------------------------------------
  1.26%                                        03/18/03       50,000        49,970,250
======================================================================================
    Total Telecommunication Services                                        99,951,000
======================================================================================
    Total Commercial Paper (Cost
      $4,781,509,337)                                                    4,781,509,337
______________________________________________________________________________________
======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-5.45%(c)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(d)                                     08/18/03   $  175,000   $   175,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.38%(e)                                     03/17/03      200,000       200,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $375,000,000)                                                        375,000,000
______________________________________________________________________________________
======================================================================================
CERTIFICATE OF DEPOSIT-2.90%

U.S. Bank N.A.-North Dakota
  1.29% (Cost $200,000,000)                    03/10/03      200,000       200,000,000
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.45%

Wells Fargo Bank N.A.
  1.29% (Cost $100,000,000)                    03/06/03      100,000       100,000,000
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.43%

Federal Home Loan Bank Disc. Notes,
  1.30% (Cost $29,537,867)(a)                  03/03/03       29,540        29,537,867
======================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,486,047,204)                                  5,486,047,204
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS-20.41%(f)

Morgan Stanley & Co. Inc.
  1.37%(g)                                     03/03/03      250,000       250,000,000
--------------------------------------------------------------------------------------
State Street Bank & Trust Co.
  1.30%(h)                                     03/03/03       90,000        90,000,000
--------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(i)                                     03/03/03    1,064,928     1,064,927,525
======================================================================================
    Total Repurchase Agreements (Cost
      $1,404,927,525)                                                    1,404,927,525
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS-100.09% (Cost
  $6,890,974,729)(j)                                                     6,890,974,729
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.09%)                                       (6,285,686)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100%                                                        $ 6,884,689,043
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $3,982,280,754, which represented 57.84% of the Fund's net assets. Of these securities, 0.004% of the Fund's net assets are considered to be illiquid.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $273,148,000 U.S. Treasury & Government obligations, 0% to 7.16% due 04/10/03 to 04/15/32 with an aggregate market value at 02/28/03 of $255,000,069.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $90,009,750. Collateralized by $91,920,000 U.S. Treasury obligations, 1.50% due 02/28/05 with a market value at 02/28/03 of $91,805,100.
(i) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $5,486,047,204
------------------------------------------------------------------------------
Repurchase agreements                                            1,404,927,525
------------------------------------------------------------------------------
Interest receivable                                                    970,068
------------------------------------------------------------------------------
Investment for deferred compensation plan                              198,468
------------------------------------------------------------------------------
Other assets                                                           187,491
==============================================================================
    Total assets                                                 6,892,330,756
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                          6,165,138
------------------------------------------------------------------------------
  Deferred compensation plan                                           198,468
------------------------------------------------------------------------------
Accrued distribution fees                                              342,693
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,725
------------------------------------------------------------------------------
Accrued transfer agent fees                                            181,417
------------------------------------------------------------------------------
Accrued operating expenses                                             746,272
==============================================================================
    Total liabilities                                                7,641,713
==============================================================================
Net assets applicable to shares outstanding                     $6,884,689,043
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $5,282,431,163
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  506,298,707
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  154,873,465
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  645,545,171
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  159,028,972
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  136,511,565
______________________________________________________________________________
==============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,282,444,883
______________________________________________________________________________
==============================================================================
Private Investment Class                                           506,356,457
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          154,815,162
______________________________________________________________________________
==============================================================================
Cash Management Class                                              645,573,535
______________________________________________________________________________
==============================================================================
Reserve Class                                                      159,029,038
______________________________________________________________________________
==============================================================================
Resource Class                                                     136,471,656
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $64,694,946
===========================================================================

EXPENSES:

Advisory fees                                                     6,344,959
---------------------------------------------------------------------------
Administrative services fees                                        344,762
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        1,240,507
---------------------------------------------------------------------------
  Personal Investment Class                                         619,330
---------------------------------------------------------------------------
  Cash Management Class                                             472,108
---------------------------------------------------------------------------
  Reserve Class                                                     858,650
---------------------------------------------------------------------------
  Resource Class                                                    190,966
---------------------------------------------------------------------------
Transfer agent fees                                                 682,053
---------------------------------------------------------------------------
Directors' fees                                                      29,670
---------------------------------------------------------------------------
Other                                                                50,047
===========================================================================
    Total expenses                                               10,833,052
===========================================================================
Less: Fees waived                                                (4,094,609)
===========================================================================
    Net expenses                                                  6,738,443
===========================================================================
Net investment income                                            57,956,503
===========================================================================
Net increase in net assets resulting from operations            $57,956,503
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $    57,956,503    $   194,565,853
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (1,014)
===============================================================================================
    Net increase in net assets resulting from operations          57,956,503        194,564,839
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (46,223,533)      (152,003,031)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (2,798,912)        (9,135,125)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (741,581)        (2,982,406)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (6,493,270)       (20,969,503)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (466,751)        (1,671,130)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,232,393)        (7,804,658)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (647,862,345)    (1,909,907,666)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         6,847,646        (73,145,194)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (22,619,096)       (38,793,383)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (328,469,384)      (165,758,781)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   12,519,887          2,060,196
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (77,137,580)      (239,950,953)
===============================================================================================
    Net increase (decrease) in net assets                     (1,056,720,809)    (2,425,496,795)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,941,409,852     10,366,906,647
===============================================================================================
  End of period                                              $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $ 6,883,260,747    $ 7,939,981,619
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,430,047          1,429,984
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                        (1,751)            (1,751)
===============================================================================================
                                                             $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,172,480.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $344,762 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $655,895 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $744,304 $449,839, $377,686, $734,830 and $152,773 respectively, after Plan fees waived by FMC of $922,129.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

  During the six months ended February 28, 2003, the Fund paid legal fees of $7,613 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            24,331,482,525    $ 24,331,482,525     49,867,711,739    $ 49,867,711,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,165,286,446       1,165,286,446      2,478,100,689       2,478,100,689
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         867,708,569         867,708,569      2,372,542,859       2,372,542,859
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,767,191,989       2,767,191,989      5,844,111,815       5,844,111,815
----------------------------------------------------------------------------------------------------------
  Reserve Class                   4,780,709,641       4,780,709,641      1,426,473,845       1,426,473,845
----------------------------------------------------------------------------------------------------------
  Resource Class                    486,638,359         486,638,359      2,197,934,978       2,197,934,978
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,072,478           3,072,478          9,850,826           9,850,826
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,490,857           1,490,857          4,909,338           4,909,338
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             716,655             716,655          3,033,277           3,033,277
----------------------------------------------------------------------------------------------------------
  Cash Management Class               2,856,037           2,856,037         13,867,829          13,867,829
----------------------------------------------------------------------------------------------------------
  Reserve Class                         465,406             465,406          1,755,442           1,755,442
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,277,576           1,277,576          8,321,610           8,321,610
==========================================================================================================
Reacquired:
  Institutional Class           (24,982,417,348)    (24,982,417,348)   (51,787,470,231)    (51,787,470,231)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,159,929,657)     (1,159,929,657)    (2,556,155,221)     (2,556,155,221)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (891,044,320)       (891,044,320)    (2,414,369,519)     (2,414,369,519)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (3,098,517,410)     (3,098,517,410)    (6,023,738,425)     (6,023,738,425)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (4,768,655,160)     (4,768,655,160)    (1,426,169,091)     (1,426,169,091)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (565,053,515)       (565,053,515)    (2,446,207,541)     (2,446,207,541)
==========================================================================================================
                                 (1,056,720,872)   $ (1,056,720,872)    (2,425,495,781)   $ (2,425,495,781)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                INSTITUTIONAL CLASS
                                 ---------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED                               YEAR ENDED AUGUST 31,
                                 FEBRUARY 28,      ---------------------------------------------------------------
                                    2003              2002         2001         2000          1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00       $     1.00   $     1.00   $      1.00   $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                   0.01             0.02         0.05          0.06         0.05         0.06
------------------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.01)           (0.02)       (0.05)        (0.06)       (0.05)       (0.06)
==================================================================================================================
Net asset value, end of period    $     1.00       $     1.00   $     1.00   $      1.00   $     1.00   $     1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                         0.71%            2.01%        5.46%         6.08%        5.15%        5.71%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $5,282,431       $5,930,291   $7,840,199   $11,874,103   $6,210,056   $5,843,813
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                      0.10%(b)         0.10%        0.09%         0.09%        0.09%        0.09%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.18%(b)         0.14%          --            --           --           --
==================================================================================================================
Ratio of net investment income
  to average net assets                 1.43%(b)         2.05%        5.41%         5.94%        5.02%        5.56%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $6,545,475,558.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                         PRIVATE INVESTMENT CLASS
                                  ----------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                          YEAR ENDED AUGUST 31,
                                  FEBRUARY 28,      ----------------------------------------------------
                                     2003             2002       2001       2000       1999       1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------
Net investment income                   0.01            0.02       0.05       0.06       0.05       0.05
--------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.01)          (0.02)     (0.05)     (0.06)     (0.05)     (0.05)
========================================================================================================
Net asset value, end of period      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                         0.56%           1.70%      5.14%      5.76%      4.84%      5.39%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $506,299        $499,452   $572,597   $470,368   $384,894   $294,811
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.40%(b)        0.40%      0.39%      0.39%      0.39%      0.39%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.68%(b)        0.64%      0.59%      0.59%      0.59%      0.59%
========================================================================================================
Ratio of net investment income
  to average net assets                 1.13%(b)        1.75%      5.11%      5.64%      4.72%      5.26%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $500,314,914.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          PERSONAL INVESTMENT CLASS
                                    ---------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                          YEAR ENDED AUGUST 31,
                                    FEBRUARY 28,      ---------------------------------------------------
                                       2003             2002       2001       2000      1999       1998
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $   1.00        $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
---------------------------------------------------------------------------------------------------------
Net investment income                    0.004            0.02       0.05       0.05      0.05       0.05
---------------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                (0.004)          (0.02)     (0.05)     (0.05)    (0.05)     (0.05)
=========================================================================================================
Net asset value, end of period        $   1.00        $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                           0.44%           1.50%      4.93%      5.55%     4.63%      5.18%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $154,873        $177,493   $216,286   $142,235   $87,754   $140,087
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.65%(b)        0.60%      0.59%      0.59%     0.59%      0.59%
---------------------------------------------------------------------------------------------------------
  Without fee waivers                     0.93%(b)        0.89%      0.84%      0.84%     0.84%      0.84%
=========================================================================================================
Ratio of net investment income to
  average net assets                      0.88%(b)        1.55%      4.91%      5.44%     4.52%      5.06%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $166,523,395.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                              CASH MANAGEMENT CLASS
                                   ----------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                             YEAR ENDED AUGUST 31,
                                   FEBRUARY 28,      ----------------------------------------------------------
                                      2003             2002        2001         2000         1999        1998
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00        $   1.00   $     1.00   $     1.00   $     1.00   $   1.00
---------------------------------------------------------------------------------------------------------------
Net investment income                    0.01            0.02         0.05         0.06         0.05       0.05
---------------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                     (0.01)          (0.02)       (0.05)       (0.06)       (0.05)     (0.05)
===============================================================================================================
Net asset value, end of period       $   1.00        $   1.00   $     1.00   $     1.00   $     1.00   $   1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                          0.67%           1.93%        5.37%        6.00%        5.07%      5.62%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $645,545        $974,016   $1,139,775   $1,157,412   $1,253,799   $862,207
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.18%(b)        0.18%        0.17%        0.17%        0.17%      0.17%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                    0.28%(b)        0.24%        0.19%        0.19%        0.19%      0.19%
===============================================================================================================
Ratio of net investment income to
  average net assets                     1.35%(b)        1.97%        5.33%        5.86%        4.94%      5.48%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $952,040,046.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                               RESOURCE CLASS
                                   ----------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                          YEAR ENDED AUGUST 31,
                                   FEBRUARY 28,      ----------------------------------------------------
                                      2003             2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------
Net investment income                    0.01            0.02       0.05       0.06       0.05       0.05
---------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                     (0.01)          (0.02)     (0.05)     (0.06)     (0.05)     (0.05)
=========================================================================================================
Net asset value, end of period       $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                          0.63%           1.85%      5.29%      5.91%      4.99%      5.54%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $136,512        $213,654   $453,601   $563,431   $665,939   $698,380
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.26%(b)        0.26%      0.25%      0.25%      0.25%      0.25%
---------------------------------------------------------------------------------------------------------
  Without fee waivers                    0.38%(b)        0.34%      0.29%      0.29%      0.29%      0.29%
=========================================================================================================
Ratio of net investment income to
  average net assets                     1.27%(b)        1.89%      5.25%      5.78%      4.86%      5.40%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $192,548,563.

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                             RESERVE CLASS
                                   ------------------------------------------------------------------
                                                                                      JANUARY 4, 1999
                                   SIX MONTHS                                         (DATE SALES
                                     ENDED               YEAR ENDED AUGUST 31,        COMMENCED) TO
                                   FEBRUARY 28,      ------------------------------   AUGUST 31,
                                      2003             2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00        $   1.00   $   1.00   $   1.00      $   1.00
-----------------------------------------------------------------------------------------------------
Net investment income                   0.003            0.01       0.05       0.05          0.03
-----------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.003)          (0.01)     (0.05)     (0.05)        (0.03)
=====================================================================================================
Net asset value, end of period       $   1.00        $   1.00   $   1.00   $   1.00      $   1.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                          0.29%           1.19%      4.62%      5.24%         2.73%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $159,029        $146,505   $144,449   $131,370      $121,783
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.96%(b)        0.90%      0.89%      0.89%         0.89%(c)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                    1.18%(b)        1.14%      1.09%      1.09%         1.09%(c)
=====================================================================================================
Ratio of net investment income to
  average net assets                     0.57%(b)        1.25%      4.61%      5.14%         4.22%(c)
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $173,153,228.
(c)  Annualized.

                                     PART C
                                OTHER INFORMATION




Item 23.       Exhibits
--------       --------

a (1)       -  (a) Amended and Restated Agreement and Declaration of Trust
               of Registrant dated May 15, 2002.(12)



               (b) Amendment No. 1, to Amended and Restated Agreement and Declaration of Trust of Registrant dated June 11, 2003.(13)



               (c) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust of Registrant dated July 30, 2003.(13)


b           -  Amended and Restated Bylaws of Registrant, adopted effective
               May 15, 2002.(12)

c           -  Articles II, VI, VII, VIII and IX of the Amended and Restated
               Agreement and Declaration of Trust, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.(12)

d (1)       -  (a) Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(8)


            - (b) Amendment No. 1, dated January 1, 2002, to the Master Investment Advisory Agreement between A I M Advisors, Inc. and Registrant.(12)



               (c) Form of Amendment No. 2, dated ___________, 2003, to the Master Investment Advisory Agreement, Inc. and Registrant.(13)


e (1)       -  (a) First Amended and Restated Master Distribution Agreement,
               dated July 1, 2000, between Fund Management Company and
               Registrant.(8)

            - (b) Amendment No. 1 to the First Amended and Restated Master Distribution Agreement, between Fund Management Company and Registrant.(10)


               (c) Form of Amendment No. 2 to the First Amended and Restated Master Distribution Agreement between Fund Management Company and Registrant.(13)


f (1)       -  AIM Funds Retirement Plan for Eligible Directors/Trustees, as
               restated October 1, 2001.(11)

  (2)       -  Form of Trustee Deferred Compensation Agreement for Registrant's
               Non-Affiliated Trustees, as amended September 28, 2001.(11)

g (1)       -  (a) Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(1)

            - (b) Amendment, dated July 30, 1996, to the Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(2)

h (1)       -  (a) Transfer Agency and Service Agreement, dated December 29,
               1997, between A I M Fund Services, Inc. and Registrant.(3)

            - (b) Amendment No. 1, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant.(5)

            - (c) Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant.(5)

  (2)       -  (a) Master Administrative Services Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(8)


            - (b) Amendment No. 1, dated May 9, 2001, to the Master Administrative Services Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(11)



               (c) Form of Amendment No. 2, dated ______________, 2003, to the Master Administrative Services Agreement, between A I M Advisors, Inc. and Registrant.(13)



               (d) Form of Administrative Services Agreement, dated ___________, 2003, between A I M Advisors, Inc. and Registrant on behalf of its Cash Assets Portfolio.(13)


  (3)       -  (a) Memorandum of Agreement, dated June 1, 2000, between
               Registrant and A I M Advisors, Inc.(8)

            - (b) Memorandum of Agreement, dated July 1, 2002, between Registrant and A I M Advisors, Inc.(12)

  (4)       -  Interfund Loan Agreement, dated September 18, 2001, between
               Registrant and A I M Advisors, Inc.(11)


  (5) Agreement and Plan of Reorganization, dated July 30, 2003, between Short-Term Investments Co., a Maryland Corporation, and Short-Term Investments Trust, a Delaware statutory trust previously filed with the Proxy Statement of Short-Term Investments Co. on August 1, 2003 is incorporated herein by reference.



i           -  Opinion and Consente of Ballard Spahr Andrews & Ingersoll,
               LLP.(13)



j           -  Consent of Tait, Weller & Baker. (13)


k           -  Omitted Financial Statements - None.

l           -  Agreement Concerning Initial Capitalization - None.

m (1)       -  (a) Amended and Restated Master Distribution Plan pursuant to
               Rule 12b-1, effective as of June 30, 1997.(3)

            - (b) Amendment No. 1, dated September 1, 1998, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(4)

            - (c) Amendment No. 2, dated December 18, 1998, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(5)

            - (d) Amendment No. 3, dated June 1, 2000, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(8)

            - (e) Amendment No. 4, dated March 2, 2001, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(11)


               (f) Form of Amendment No. 5, dated __________, 2003, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.(13)


  (2)       -  (a) Form of Shareholder Service Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(4)

            - (b) Form of Shareholder Services Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(6)


            - (c) Form of Shareholder Service Agreement for Broker Dealers and Banks to be used in connection with Registrants Amended and Restated Master Distribution Plan, as amended.(13)



n (1) Third Amended and Restated Multiple Class Plan of The AIM Family of Funds--Registered Trademark--, as amended and restated July 21, 2003.(13)



  (2) Fourth Amended and Restated Multiple Class Plan of The AIM Family of Funds--Registered Trademark--, as amended and restated August 18, 2003.(13)


o           -  Reserved.


p (1)       -  A I M Management Group Inc. Code of Ethics, adopted May 1, 1981, as last amended June 10, 2003 relating to A I M Management Group
               Inc., A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(13)


  (2)       -  Code of Ethics of Short-Term Investments Trust, effective as of
               September 23, 2000.(8)

-----------
  (1) Incorporated herein by reference to PEA No. 27, filed electronically on November 14, 1994.
  (2) Incorporated herein by reference to PEA No. 29, filed electronically on December 18, 1996.
  (3) Incorporated herein by reference to PEA No. 30, filed electronically on December 17, 1997.
  (4) Incorporated herein by reference to PEA No. 32, filed electronically on November 25, 1998.
  (5) Incorporated herein by reference to PEA No. 33, filed electronically on November 8, 1999.
  (6) Incorporated herein by reference to PEA No. 34, filed electronically on March 31, 2000.
  (7) Incorporated herein by reference to PEA No. 35, filed electronically on May 24, 2000.
  (8) Incorporated herein by reference to PEA Nos. 36, 37 and 38, filed electronically on December 29, 2000.
  (9) Incorporated herein by reference to PEA No. 40, filed electronically on February 16, 2001.
  (10) Incorporated herein by reference to PEA No. 41, filed electronically on October 1, 2001.
  (11) Incorporated herein by reference to PEA No. 42, filed electronically on October 30, 2001.

  (12) Incorporated herein by reference to PEA No. 44, filed electronically on December 18, 2002.



  (13)      Filed herewith electronically.


Item 24.       Persons Controlled by or Under Common Control With the Fund

            None.

Item 25.       Indemnification

            The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, provides, among other things (i) that trustees and officers of the Registrant when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; and (iii) that the shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

            A I M Advisors, Inc. AIM, the Registrant and other investment companies managed by AIM , their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

            Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impact liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Item 26.       Business and Other Connections of Investment Advisor

            The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management - The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.       Principal Underwriters

(a) Fund Management Company, the Registrant's principal underwriter of all of its shares, also acts as a principal underwriter to the following investment companies:


               INVESCO Treasurer's Series Funds, Inc. Short Term Investments Co.



               Tax-Free Investments Co.



b) The following table sets forth information with respect to each director, officer or partner of Fund Management Company.



Name and Principal              Position and Officers with          Positions and Offices
Business Address*                       Underwriter                    with Registrant
------------------              --------------------------          ---------------------
Mark H. Williamson              Director & Chairman                 Executive Vice President &
                                                                    Trustee

Karen Dunn Kelley               Director & President                Vice President

Kevin M. Carome                 Director, Vice President &          Senior Vice President
                                General Counsel

Rebecca Starling-Klatt          Assistant Vice President &          None
                                Chief Compliance Officer

Dawn M. Hawley                  Vice President & Chief              None
                                Financial Officer

John H. Lively                  Vice President & Assistant          Assistant Secretary
                                Secretary

Kathleen J. Pflueger            Secretary                           Assistant Secretary

David E. Hessel                 Assistant Vice President &          None
                                Treasurer

Lisa A. Moss                    Assistant Secretary                 Assistant Secretary & Anti Money
                                                                    Laundering Compliance Officer

----------
*    11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


(c)  None.

Item 28.       Location of Accounts and Records


            A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 100 Church Street, New York, New York 10286, and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.


Item 29.       Management Services

            None.

Item 30.       Undertakings

            Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 28 day of August, 2003.

                                      REGISTRANT:  SHORT-TERM INVESTMENTS TRUST

                                              By:  /s/ ROBERT H. GRAHAM
                                                   -----------------------------
                                                   Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               SIGNATURES                             TITLE                           DATE
               ----------                             -----                           ----
          /s/ ROBERT H. GRAHAM            Chairman, Trustee & President          August 28, 2003
         -----------------------          (Principal Executive Officer)
           (Robert H. Graham)


           /s/ FRANK S. BAYLEY                       Trustee                     August 28, 2003
         -----------------------
            (Frank S. Bayley)


          /s/ BRUCE L. CROCKETT                      Trustee                     August 28, 2003
         -----------------------
           (Bruce L. Crockett)


          /s/ ALBERT R. DOWDEN                       Trustee                     August 28, 2003
         -----------------------
           (Albert R. Dowden)


         /s/ EDWARD K. DUNN, JR.                    Trustee                      August 28, 2003
         -----------------------
          (Edward K. Dunn, Jr.)


           /s/ JACK M. FIELDS                        Trustee                     August 28, 2003
         -----------------------
            (Jack M. Fields)


           /s/ CARL FRISCHLING                       Trustee                     August 28, 2003
         -----------------------
            (Carl Frischling)


         /s/ PREMA MATHAI-DAVIS                      Trustee                     August 28, 2003
         -----------------------
          (Prema Mathai-Davis)


          /s/ LEWIS F. PENNOCK                       Trustee                     August 28, 2003
         -----------------------
           (Lewis F. Pennock)


           /s/ RUTH H. QUIGLEY                       Trustee                     August 28, 2003
         -----------------------
            (Ruth H. Quigley)


           /s/ LOUIS S. SKLAR                        Trustee                     August 28, 2003
         -----------------------
            (Louis S. Sklar)


         /s/ MARK H. WILLIAMSON                     Trustee &                    August 28, 2003
         -----------------------            Executive Vice President
          (Mark H. Williamson)


           /s/ DANA R. SUTTON              Vice President & Treasurer            August 28, 2003
         -----------------------            (Principal Financial and
            (Dana R. Sutton)                    Accounting Officer)

                                      INDEX

Exhibit
Number         Description
-------        -----------

a(1)(b) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust of Registrant dated June 11, 2003.

a(1)(c) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust of Registrant dated July 30, 2003.

d(1)(c) Form of Amendment No. 2, dated ___________, 2003, to the Master Investment Advisory Agreement, Inc. and Registrant.

e(1)(c) Form of Amendment No. 2 to the First Amended and Restated Master Distribution Agreement between Fund Management Company and Registrant.

h(2)(c) Form of Amendment No. 2, dated ___________, 2003, to the Master Administrative Services Agreement, between A I M Advisors, Inc. and Registrant.

h(2)(d) Form of Administrative Services Agreement, dated _____________, 2003, between A I M Advisors, Inc. and Registrant on behalf of its Cash Assets Portfolio.

i              Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP.

j              Consent of Tait, Weller & Baker.

m(1)(f) Form of Amendment No. 5, dated ___________, 2003, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1.

m(2)(c) Form of Shareholder Service Agreement for Broker Dealers and Banks to be used in connection with Registrants Amended and Restated Master Distribution Plan, and amended.

n(1) Third Amended and Restated Multiple Class Plan of The AIM Family of Funds--Registered Trademark--, as amended and restated July 21, 2003.

n(2) Fourth Amended and Restated Multiple Class Plan of The AIM Family of Funds--Registered Trademark--, as amended and restated August 18, 2003.

p(1) A I M Management Group Inc. Code of Ethics, adopted May 1, 1981, as last amended June 10, 2003 relating to A I M Management Group Inc., A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.